UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA EXTENDED MARKET INDEX Fund


                     3RD QUARTER Portfolio of Investments


                               SEPTEMBER 30, 2007

                                                                      (Form N-Q)

48416-1107                                  (C)2007, USAA.  All rights reserved.

                                                                               1
  INTRODUCTION
--------------------------------------------------------------------------------
                       to Schedule of INVESTMENTS


USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT

At September 30, 2007, the Fund's investment in the Series was $317,333,028, at value, representing 81.50% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Following is the Schedule of Investments of the Series at September 30, 2007.

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 1.2%             200      Aerosonic Corp. (a)                        $        1,210
                           2,600      AeroVironment, Inc. (a)                            59,826
                           3,300      Argon ST, Inc. (a)                                 65,340
                           1,400      Astronics Corp. (a)                                60,998
                           3,900      Crane Co.                                         187,083
                           1,600      Cubic Corp.                                        67,472
                           2,633      DRS Technologies, Inc.                            145,131
                           2,300      EDO Corp.                                         128,823
                           2,700      ESCO Technologies, Inc. (a)                        89,748
                           2,400      EnPro Industries, Inc. (a)                         97,440
                           2,400      Esterline Technologies Corp. (a)                  136,920
                          17,600      Garmin Ltd.                                     2,101,440
                           5,500      GenCorp, Inc. (a)                                  65,780
                           1,792      Heico Corp. Class A                                70,784
                           2,700      KVH Industries, Inc. (a)                           23,112
                           3,100      Kaman Corp. Class A                               107,136
                             800      MTC Technologies, Inc. (a)                         15,448
                           9,500      SAIC, Inc. (a)                                    182,305
                             500      SPACEHAB, Inc. (a)                                    195
                             700      SatCon Technology Corp. (a)(f)                        798
                          11,200      Spirit Aerosystems Holdings, Inc. Class A (a)     436,128
                           2,000      Teledyne Technologies, Inc. (a)                   106,780
                           9,634      Trimble Navigation Ltd. (a)                       377,749
                           4,400      Veeco Instruments, Inc. (a)                        85,272
                                                                                ---------------
                                                                                      4,612,918
-----------------------------------------------------------------------------------------------
AIR TRANSPORT - 0.8%       2,100      AAR Corp. (a)                                      63,714
                          19,300      AMR Corp. (a)(g)                                  430,197
                           4,900      Aircastle Ltd.                                    163,758
                           5,300      AirTran Holdings, Inc. (a)                         52,152
                           1,900      Alaska Air Group, Inc. (a)                         43,871
                           2,300      Allegiant Travel Co. (a)                           69,736
                           2,100      Atlas Air Worldwide Holdings, Inc. (a)            108,423
                           1,200      Aviation General, Inc. (a)                              0
                           7,170      Continental Airlines, Inc. Class B (a)            236,825
                          21,100      Delta Air Lines, Inc. (a)                         378,745
                           1,600      ExpressJet Holdings, Inc. (a)                       4,944
                           7,900      Frontier Airlines Holdings, Inc. (a)(f)            48,901
                             700      Great Lakes Aviation Ltd. (a)                       1,687
                           7,402      Hawaiian Holdings, Inc. (a)                        32,421
                          14,175      JetBlue Airways Corp. (a)(f)                      130,694
                           1,600      LMI Aerospace, Inc. (a)                            37,040
                           1,400      MAIR Holdings, Inc. (a)                             8,288
                           2,000      Mesa Air Group, Inc. (a)                            8,880
                             800      Midwest Air Group, Inc. (a)                        13,160
                          18,100      Northwest Airlines Corp. (a)                      322,180
                           2,200      PHI, Inc. (a)                                      66,308
                           3,300      Pinnacle Airlines Corp. (a)                        52,866
                           1,900      Republic Airways Holdings, Inc. (a)                40,223
                           6,200      SkyWest, Inc.                                     156,054
                           2,900      TransDigm Group, Inc. (a)                         132,559
                           8,830      UAL Corp. (a)(f)                                  410,860
                           6,659      US Airways Group, Inc. (a)                        174,799
                             200      Vanguard Airlines, Inc. (a)                             0
                                                                                ---------------
                                                                                      3,189,285
-----------------------------------------------------------------------------------------------

                                       2

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
Apparel - 1.1%             6,225      Aeropostale, Inc. (a)                      $      118,648
                           3,400      Ashworth, Inc. (a)                                 20,910
                           8,150      bebe Stores, Inc.                                 119,235
                           2,700      Brown Shoe Co., Inc.                               52,380
                           1,450      The Buckle, Inc.                                   55,013
                           2,700      Cache, Inc. (a)                                    48,195
                           3,200      Carter's, Inc. (a)                                 63,840
                           1,700      Cherokee, Inc.                                     65,212
                             500      Citi Trends, Inc. (a)                              10,880
                           3,200      Columbia Sportswear Co.                           176,992
                           7,000      Crocs, Inc. (a)(f)                                470,750
                           1,300      Deckers Outdoor Corp. (a)                         142,740
                             900      Dixie Group, Inc. (a)                               8,550
                             900      Escalade, Inc.                                      8,901
                             600      Finlay Enterprises, Inc. (a)                        2,460
                           6,517      Fossil, Inc. (a)                                  243,475
                           1,200      G-III Apparel Group, Ltd. (a)                      23,628
                           4,800      GSI Commerce, Inc. (a)                            127,680
                           7,100      Guess?, Inc.                                      348,113
                           2,100      Hartmarx Corp. (a)                                 10,290
                           3,100      Heelys, Inc. (a)(f)                                24,707
                           4,581      Iconix Brand Group, Inc. (a)                      108,982
                           2,300      Innovo Group, Inc. (a)                              4,301
                           4,200      J. Crew Group, Inc. (a)                           174,300
                           2,256      Jos. A. Bank Clothiers, Inc. (a)(f)                75,396
                           3,200      K-Swiss, Inc. Class A                              73,312
                           3,100      Kellwood Co.                                       52,855
                           2,000      Kenneth Cole Productions, Inc. Class A             38,740
                             500      Lacrosse Footwear, Inc.                             8,930
                           2,600      Maidenform Brands, Inc. (a)                        41,288
                           1,200      Mothers Work, Inc. (a)                             22,404
                           2,600      New York & Co. (a)                                 15,860
                           1,600      Oxford Industries, Inc.                            57,792
                           2,500      Perry Ellis International, Inc. (a)                69,275
                           3,600      Phillips-Van Heusen Corp.                         188,928
                           1,000      Phoenix Footwear Group, Inc. (a)                    3,150
                           7,600      Quiksilver, Inc. (a)                              108,680
                           1,000      Rocky Brands, Inc. (a)                             10,630
                           2,700      Skechers U.S.A., Inc. Class A (a)                  59,670
                           2,400      Stage Stores, Inc.                                 43,752
                           3,600      Steven Madden Ltd.                                 68,220
                           1,500      Superior Uniform Group, Inc.                       18,375
                             200      Tandy Brands Accessories, Inc.                      2,088
                           3,100      Timberland Co. Class A (a)                         58,776
                           1,400      True Religion Apparel, Inc. (a)(f)                 24,640
                           4,500      Under Armour, Inc. Class A (a)(f)                 269,190
                           3,200      Unifi, Inc. (a)                                     8,800
                           2,200      Volcom, Inc. (a)                                   93,544
                           4,100      The Warnaco Group, Inc. (a)                       160,187
                             300      Weyco Group, Inc.                                   9,423
                           3,600      Wolverine World Wide, Inc.                         98,640
                             300      Xerium Technologies, Inc.                           1,620
                                                                                ---------------
                                                                                      4,114,347
-----------------------------------------------------------------------------------------------
BANKS - 3.5%               2,200      Alabama National Bancorp.                         171,424
                             200      Ameriana Bancorp                                    1,852

                                       3

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             400      American National Bankshares, Inc.         $        8,888
                           2,200      AmericanWest Bancorp                               43,142
                             720      Ameris Bancorp                                     13,018
                             700      Ames National Corp.                                14,007
                             471      Arrow Financial Corp.                              10,487
                          11,359      Associated Banc-Corp.                             336,567
                           1,200      BCSB Bankcorp, Inc.                                 9,480
                           1,000      Bancfirst Corp.                                    44,870
                           2,800      The Bancorp, Inc. (a)                              51,688
                           5,500      BancorpSouth, Inc.                                133,650
                           6,100      Bank Mutual Corp.                                  71,919
                             781      Bank of Granite Corp.                              10,606
                           4,100      Bank of Hawaii Corp.                              216,685
                           7,000      BankAtlantic Bancorp, Inc. Class A                 60,690
                           1,000      BankFinancial Corp.                                15,820
                             200      Bar Harbor Bankshares                               6,200
                           2,700      Beneficial Mutual Bancorp, Inc. (a)                26,325
                             300      Berkshire Bancorp, Inc.                             4,890
                           4,400      Boston Private Financial Holdings, Inc.           122,496
                           3,799      Brookline Bancorp, Inc.                            44,030
                             500      Bryn Mawr Bank Corp.                               10,880
                           2,800      CFS Bancorp, Inc.                                  39,480
                             300      Camden National Corp.                              10,494
                           1,100      Capital Bank Corp.                                 16,500
                             625      Capital City Bank Group, Inc.                      19,500
                             420      Capitol Bancorp Ltd.                               10,429
                           6,640      Capitol Federal Financial                         227,088
                           4,800      Cardinal Financial Corp.                           47,952
                             210      Carrollton Bancorp                                  2,845
                           2,975      Cascade Bancorp (f)                                66,194
                           2,600      Centennial Bank Holdings, Inc. (a)                 16,640
                           2,988      Center Bancorp, Inc. (f)                           35,916
                             900      Center Financial Corp.                             12,519
                           1,300      Century Bancorp, Inc. Class A                      28,080
                           2,913      Chemical Financial Corp.                           70,640
                           2,633      Chittenden Corp.                                   92,576
                             606      Citizens & Northern Corp.                          11,035
                           8,085      Citizens Banking Corp.                            130,249
                           2,428      Citizens South Banking Corp.                       29,937
                           1,500      City Holding Co.                                   54,615
                           4,400      City National Corp.                               305,844
                             450      CityBank                                           12,888
                             980      Clifton Savings Bancorp, Inc.                      11,593
                           1,250      CoBiz Financial, Inc.                              21,400
                          13,846      The Colonial BancGroup, Inc.                      299,350
                             500      Colony Bankcorp, Inc.                               8,400
                           2,030      Columbia Banking System, Inc.                      64,595
                             100      Comm Bancorp, Inc.                                  4,798
                           5,039      Commerce Bancshares, Inc.                         231,240
                           2,100      Community Bancorp (a)                              52,794
                           1,600      Community Bank System, Inc.                        31,232
                           1,205      Community Banks, Inc.                              35,897
                             880      Community Trust Bancorp, Inc.                      26,435
                           7,100      Corus Bankshares, Inc. (f)                         92,442
                           5,540      Cullen/Frost Bankers, Inc.                        277,665

                                        4

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,778      Doral Financial Corp. (a) (f)              $       82,954
                           6,090      East-West Bancorp, Inc.                           218,996
                           2,500      Encore Bancshares, Inc. (a)                        52,575
                           1,400      EuroBancshares, Inc. (a)                           10,780
                           2,985      F.N.B. Corp.                                       49,372
                             300      FNB Corp.                                           9,027
                             300      FNB United Corp.                                    4,794
                             300      Farmers Capital Bank Corp.                          8,526
                           2,000      Financial Institutions, Inc.                       36,160
                             600      First Bancorp, North Carolina                      12,228
                           8,600      First BanCorp., Puerto Rico                        81,700
                           1,250      First Busey Corp.                                  27,388
                           4,200      First Cash Financial Services, Inc. (a)            98,364
                           3,000      First Charter Corp.                                90,510
                             700      First Citizens BancShares, Inc. Class A           122,080
                           4,100      First Commonwealth Financial Corp. (f)             45,346
                           1,200      First Federal Bancshares of Arkansas, Inc.         21,600
                           4,910      First Financial Bancorp                            62,750
                             766      First Financial Bankshares, Inc.                   30,778
                             358      First Financial Service Corp.                       9,756
                             600      First M&F Corp.                                    10,620
                             815      First Merchants Corp.                              17,571
                           5,175      First Midwest Bancorp, Inc.                       176,778
                           1,512      First Mutual Bancshares, Inc.                      40,355
                           9,806      First Niagara Financial Group, Inc.               138,755
                             400      The First of Long Island Corp.                      7,756
                             600      First Regional Bancorp (a)                         14,718
                             600      First South Bancorp, Inc.                          15,696
                           3,300      First State Bancorp.                               64,812
                           8,100      FirstMerit Corp.                                  160,056
                           4,300      Franklin Bank Corp. (a)                            39,560
                           5,200      Frontier Financial Corp.                          121,316
                          12,111      Fulton Financial Corp.                            174,156
                             661      German American Bancorp, Inc.                       9,082
                             600      Great Southern Bancorp, Inc.                       14,904
                           4,564      Greater Bay Bancorp                               125,966
                             467      Greater Community Bancorp                           6,894
                           2,100      Greene County Bancshares, Inc.                     76,545
                           1,600      Hancock Holding Co.                                64,128
                           2,856      Hanmi Financial Corp.                              44,239
                           1,698      Harleysville National Corp.                        26,981
                             250      Hawthorn Bancshares, Inc.                           7,750
                             700      Heritage Commerce Corp.                            14,819
                           1,200      Home Federal Bancorp                               32,100
                             625      Horizon Financial Corp.                            12,675
                             300      Imperial Capital Bancorp, Inc.                      8,475
                           2,100      Independent Bank Corp./MA                          62,370
                           2,200      Integra Bank Corp.                                 39,886
                           2,175      Internet Capital Group, Inc. (a)                   26,100
                           2,100      Intervest Bancshares Corp.                         51,975
                           1,500      Irwin Financial Corp.                              16,530
                           2,500      Jefferson Bancshares, Inc.                         26,275
                           4,500      Kearny Financial Corp.                             57,555
                           1,700      Lakeland Financial Corp.                           39,287
                             250      MASSBANK Corp.                                      9,250

                                        5

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             787      Macatawa Bank Corp.                        $       10,648
                             801      MainSource Financial Group, Inc.                   14,122
                           2,170      Mercantile Bank Corp.                              46,568
                             350      Merchants Bancshares, Inc.                          8,138
                           1,000      Midwest Banc Holdings, Inc.                        14,770
                           1,460      NBT Bancorp, Inc.                                  31,740
                           3,100      Nara Bancorp, Inc.                                 48,422
                           1,888      National Penn Bancshares, Inc.                     30,888
                          11,300      NewAlliance Bancshares, Inc.                      165,884
                           2,004      Newbridge Bancorp                                  25,451
                             300      Northern States Financial Corp.                     6,480
                           2,200      North Valley Bancorp                               49,632
                             157      Norwood Financial Corp.                             4,828
                             700      OceanFirst Financial Corp.                         12,201
                             875      Ohio Valley Banc Corp.                             21,875
                           5,332      Old National Bancorp                               88,351
                           1,686      Old Second Bancorp, Inc.                           48,051
                             546      Omega Financial Corp.                              14,420
                           1,394      Oriental Financial Group                           16,031
                           2,060      PFF Bancorp, Inc.                                  31,600
                           1,000      Pamrapo Bancorp, Inc.                              18,830
                             830      Park National Corp. (f)                            72,376
                             300      Parkvale Financial Corp.                            8,700
                             563      Peapack-Gladstone Financial Corp.                  14,356
                             400      Pennsylvania Commerce Bancorp, Inc. (a)            12,600
                             200      Peoples Bancorp                                     3,400
                             595      Peoples Bancorp, Inc.                              15,577
                             363      Peoples Bancorp of North Carolina, Inc.             6,316
                           1,120      Peoples Banctrust Co., Inc.                        24,214
                           1,200      Peoples Financial Corp.                            24,000
                          26,917      People's United Financial, Inc.                   465,126
                             380      Pinnacle Financial Partners, Inc. (a)              10,952
                          25,339      Popular, Inc. (f)                                 311,163
                           2,000      Porter Bancorp, Inc.                               42,000
                           1,750      Preferred Bank                                     68,845
                           2,800      PrivateBancorp, Inc. (f)                           97,552
                           4,400      Prosperity Bancshares, Inc.                       145,904
                           3,756      Provident Bankshares Corp.                        117,675
                           5,403      Provident New York Bancorp                         70,833
                           3,100      Prudential Bancorp, Inc. of Pennsylvania           38,316
                           1,348      Republic Bancorp, Inc. Class A                     21,352
                           3,146      Republic First Bancorp, Inc. (a)                   25,074
                           1,300      Rockville Financial, Inc.                          18,538
                             785      Royal Bancshares of Pennsylvania Class A           17,207
                           1,500      S&T Bancorp, Inc.                                  48,135
                           6,000      S1 Corp. (a)                                       54,300
                           3,475      SVB Financial Group (a)                           164,576
                             210      SY Bancorp, Inc.                                    5,678
                             750      Sandy Spring Bancorp, Inc.                         22,590
                             188      Savannah Bancorp, Inc.                              4,642
                           2,870      Seacoast Banking Corp. of Florida (f)              53,669
                             450      Shore Bancshares, Inc.                             10,863
                           3,500      Signature Bank (a)                                123,305
                             500      Simmons First National Corp. Class A               13,170

                                        6

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           7,555      The South Financial Group, Inc.            $      171,801
                             525      Southside Bancshares, Inc.                         11,597
                           1,900      Southwest Bancorp, Inc.                            35,758
                             132      Southwest Georgia Financial Corp.                   2,455
                             725      State Bancorp, Inc.                                11,818
                           2,605      Sterling Bancorp                                   36,470
                           9,025      Sterling Bancshares, Inc.                         102,975
                             700      Suffolk Bancorp                                    22,442
                             500      Summit Financial Group, Inc.                        9,000
                           1,247      Sun Bancorp, Inc. (a)                              21,823
                           1,000      Superior Bancorp (a)                                8,830
                           6,172      Susquehanna Bancshares, Inc.                      124,057
                          11,690      TCF Financial Corp.                               306,044
                          29,800      TFS Financial Corp. (a)                           385,612
                             400      Temecual Valley Bancorp, Inc.                       6,788
                           3,300      Texas Capital Bancshares, Inc. (a)                 71,742
                             632      Tompkins Trustco, Inc.                             25,090
                             900      Trico Bancshares                                   20,043
                           9,360      TrustCo Bank Corp. NY (f)                         102,305
                           5,700      Trustmark Corp.                                   159,828
                          10,650      UCBH Holdings, Inc.                               186,162
                           4,320      UMB Financial Corp.                               185,155
                           1,183      USB Holding Co., Inc.                              27,481
                           6,736      Umpqua Holdings Corp.                             134,787
                          11,300      UnionBanCal Corp.                                 660,033
                             750      Union Bankshares Corp.                             17,033
                             336      United Bancorp, Inc.                                3,528
                           4,600      United Bankshares, Inc.                           140,024
                           1,632      United Community Financial Corp.                   11,783
                           1,800      United Western Bancorp, Inc.                       38,052
                           8,612      Valley National Bancorp (f)                       191,014
                           3,025      Vineyard National Bancorp (f)                      50,578
                           2,800      Virginia Commerce Bancorp (a)                      40,152
                             450      Virginia Financial Group, Inc.                      8,555
                           1,100      WSFS Financial Corp.                               68,640
                             800      Washington Trust Bancorp, Inc.                     21,576
                           1,300      WesBanco, Inc.                                     32,474
                             800      West Coast Bancorp                                 22,728
                           3,100      Westamerica Bancorp.                              154,411
                           1,300      Western Alliance Bancorp (a)(f)                    30,641
                           6,125      Whitney Holding Corp.                             161,578
                           6,300      Wilmington Trust Corp.                            245,070
                           2,300      Wilshire Bancorp, Inc.                             25,231
                           2,750      Wintrust Financial Corp.                          117,398
                           1,500      Yardville National Bancorp                         50,445
                                                                                ---------------
                                                                                     13,763,436
-----------------------------------------------------------------------------------------------
BUSINESS MACHINES - 1.4%  36,190      3Com Corp. (a)                                    178,779
                           2,200      3D Systems Corp. (a)(f)                            51,964
                           3,700      ActivIdentity Corp. (a)                            19,166
                          17,200      Adaptec, Inc. (a)                                  65,704
                           2,200      American Railcar Industries, Inc.                  48,444
                           4,500      American Software Class A                          41,400
                           1,700      Analogic Corp.                                    108,392
                           2,600      Arbitron, Inc.                                    117,884
                           3,415      Avici Systems, Inc.                                36,404

                                        7

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,800      Avocent Corp. (a)                          $      110,656
                          35,240      BEA Systems, Inc. (a)                             488,779
                           1,700      Black Box Corp.                                    72,692
                          11,200      Borland Software Corp. (a)                         48,720
                             600      California First National Bancorp                   7,794
                           1,750      Charles & Colvard Ltd. (f)                          7,053
                             700      Communication Intelligence Corp. (a)                  154
                           3,900      Concurrent Computer Corp. (a)                       5,070
                           9,200      Convera Corp. (a)(f)                               35,880
                           5,275      Cray, Inc. (a)                                     37,980
                           6,000      Diebold, Inc.                                     272,520
                             900      Digi International, Inc. (a)                       12,816
                           3,600      Digital Lightwave, Inc. (a)                           306
                           4,100      Emageon, Inc. (a)                                  34,358
                           5,151      Fair Isaac Corp.                                  186,003
                           5,000      Flow International Corp. (a)                       44,100
                          12,000      Foundry Networks, Inc. (a)                        213,240
                          18,800      Gateway, Inc. (a)                                  35,344
                           2,900      Hanger Orthopedic Group, Inc. (a)                  32,857
                           3,100      Hypercom Corp. (a)                                 14,012
                           8,000      IKON Office Solutions, Inc.                       102,800
                           3,500      Immersion Corp. (a)                                57,330
                          16,370      Integrated Device Technology, Inc. (a)            253,408
                           2,200      InterVoice, Inc. (a)                               20,658
                           3,060      Iomega Corp. (a)                                   16,034
                           1,400      iRobot Corp. (a)(f)                                27,832
                           6,000      LTX Corp. (a)                                      21,420
                           2,100      Lantronix, Inc. (a)                                 2,058
                           5,500      MIPS Technologies, Inc. (a)                        43,450
                           3,900      Micros Systems, Inc. (a)                          253,773
                           6,200      Napster, Inc. (a)                                  20,274
                           7,500      Network Engines, Inc. (a)                          13,500
                           3,900      Omnicell, Inc. (a)                                111,306
                           1,000      PAR Technology Corp. (a)                            8,000
                           8,826      Palm, Inc. (a)(f)                                 143,599
                           3,385      Premiere Global Services, Inc. (a)                 42,820
                           4,200      Rackable Systems, Inc. (a)                         54,474
                           1,800      Rimage Corp. (a)                                   40,392
                           8,943      Salesforce.com, Inc. (a)                          458,955
                           3,000      ScanSource, Inc. (a)                               84,330
                           2,400      Sigma Designs, Inc. (a)                           115,776
                             445      SumTotal Systems, Inc. (a)                          2,608
                           5,855      Sybase, Inc. (a)                                  135,426
                           5,300      Tech Data Corp. (a)                               212,636
                          16,000      Total System Services, Inc. (f)                   444,480
                             940      Transact Technologies, Inc. (a)                     5,743
                           5,800      VeriFone Holdings, Inc. (a)                       257,114
                           3,250      Web.com, Inc. (a)                                  23,238
                           3,100      White Electronic Designs Corp. (a)                 16,182
                                                                                ---------------
                                                                                      5,318,087
-----------------------------------------------------------------------------------------------
BUSINESS SERVICES - 11.2%  1,000      4Kids Entertainment, Inc. (a)                      17,590
                           2,900      ABM Industries, Inc.                               57,942
                           3,900      ACI Worldwide, Inc. (a)                            87,165
                           3,400      AMICAS, Inc. (a)                                    9,996
                           3,020      AMN Healthcare Services, Inc. (a)                  56,565

                                        8

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          11,100      Aastrom Biosciences, Inc. (a)              $       12,876
                          64,400      Accenture Ltd. Class A                          2,592,100
                           3,700      Actuate Corp. (a)                                  23,865
                              40      Adept Technology, Inc. (a)                            230
                           1,800      Administaff, Inc.                                  65,340
                           2,900      Advent Software, Inc. (a)                         136,213
                           2,100      The Advisory Board Co. (a)                        122,787
                           3,760      Affymetrix, Inc. (a)                               95,391
                           3,400      Alfacell Corp. (a)(f)                               7,106
                           6,300      Alliance Data Systems Corp. (a)                   487,872
                           1,000      The Allied Defense Group, Inc. (a)                  7,870
                           3,100      Allied Healthcare International, Inc. (a)           7,409
                           3,800      Alnylam Pharmaceuticals, Inc. (a)                 124,526
                           1,800      Ambassadors International, Inc.                    44,154
                           2,660      American Ecology Corp.                             56,365
                              48      American Independence Corp. (a)                       489
                           2,300      American Reprographics Co. (a)                     43,056
                           3,400      American Superconductor Corp. (a)(f)               69,632
                             200      Analysts International Corp. (a)                      304
                             700      Angelica Corp.                                     13,797
                           3,100      Ansoft Corp. (a)                                  102,238
                           2,600      Answerthink, Inc. (a)                               8,554
                           5,800      Ansys, Inc. (a)                                   198,186
                           4,700      Arbinet-Thexchange, Inc. (a)                       28,200
                           4,154      Ariba, Inc. (a)                                    44,780
                           6,271      Art Technology Group, Inc. (a)                     18,938
                           5,300      Aspen Technology, Inc. (a)                         75,896
                             940      Atari, Inc. (a)                                     2,397
                           2,600      Audible, Inc. (a)                                  33,800
                           2,000      Authentidate Holding Corp. (a)                      2,320
                           3,919      Authorize.Net Holdings, Inc. (a)                   69,092
                           1,150      BSQUARE Corp. (a)                                   6,900
                           2,000      Bankrate, Inc. (a)                                 92,240
                             102      Baran Group Ltd.                                    1,861
                             600      Barrett Business Services, Inc.                    14,298
                          14,000      BearingPoint, Inc. (a)                             56,700
                           2,048      Blackbaud, Inc.                                    51,692
                           3,100      Blackboard, Inc. (a)                              142,104
                             900      BladeLogic, Inc. (a)                               23,076
                           1,570      Blue Coat Systems, Inc. (a)                       123,653
                             100      Bottomline Technologies, Inc. (a)                   1,253
                           2,100      Bowne & Co., Inc.                                  34,986
                           3,000      Bright Horizons Family Solutions, Inc. (a)        128,520
                           3,400      The Brink's Co.                                   189,992
                          29,357      Brocade Communications Systems, Inc. (a)          251,296
                           9,400      Brookdale Senior Living, Inc. (f)                 374,214
                           3,100      CACI International, Inc. Class A (a)              158,379
                           7,845      CBIZ, Inc. (a)                                     62,368
                           1,200      CDI Corp.                                          33,456
                           6,145      CDW Corp.                                         535,844
                           2,100      COMSYS IT Partners, Inc. (a)                       35,301
                           1,600      CRA International, Inc. (a)                        77,104
                           4,965      CSG Systems International, Inc. (a)               105,506
                              46      Callwave, Inc. (a)                                    133
                           1,900      Capella Education Co. (a)                         106,229

                                        9

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           7,668      Career Education Corp. (a)                 $      214,627
                           4,700      Casella Waste Systems, Inc. (a)                    58,938
                           2,400      Catalina Marketing Corp. (a)                       77,736
                           1,000      Catapult Communications Corp. (a)                   7,640
                           2,400      Cbeyond Communications, Inc. (a)                   97,896
                           9,650      Cell Genesys, Inc. (a)(f)                          36,863
                          10,100      Ceridian Corp. (a)                                350,874
                           6,100      Cerner Corp. (a)                                  364,841
                           7,090      CheckFree Corp. (a)                               329,969
                           2,400      Chemed Corp.                                      149,184
                           3,000      Chipotle Mexican Grill, Inc. Class A (a)(f)       354,390
                           4,833      ChoicePoint, Inc. (a)                             183,267
                           1,720      Chordiant Software, Inc. (a)                       23,839
                           3,800      Ciber, Inc. (a)                                    29,678
                               1      Cicero, Inc. (a)                                        0
                           2,500      Clean Harbors, Inc. (a)                           111,300
                          28,100      Clear Channel Outdoor Holdings, Inc. Class A (a)  716,550
                          14,000      Clearwire Corp. Class A (a)(f)                    342,160
                           4,600      Cogent Communications Group, Inc. (a)             107,364
                           7,800      Cogent, Inc. (a)                                  122,304
                           1,700      Collectors Universe, Inc.                          23,936
                           5,000      Commvault Systems, Inc. (a)                        92,600
                           2,100      Computer Programs & Systems, Inc.                  55,356
                           1,600      ComScore, Inc. (a)                                 43,200
                           4,100      Concur Technologies, Inc. (a)                     129,232
                           8,150      Copart, Inc. (a)                                  280,278
                           8,335      Corinthian Colleges, Inc. (a)                     132,610
                           2,400      Cornell Cos., Inc. (a)                             56,520
                           3,400      Corporate Executive Board Co.                     252,416
                           1,300      CoStar Group, Inc. (a)                             69,485
                             337      Courier Corp.                                      11,866
                           3,181      Credit Acceptance Corp. (a)                        73,481
                           3,600      Cross Country Healthcare, Inc. (a)                 62,892
                           8,400      CuraGen Corp. (a)                                  11,592
                           5,000      CyberSource Corp. (a)                              58,450
                             440      DG FastChannel, Inc. (a)                           10,375
                           5,200      DST Systems, Inc. (a)                             446,212
                             100      Deltathree, Inc. Class A (a)                           66
                           3,500      Deluxe Corp.                                      128,940
                           4,400      DemandTec, Inc. (a)                                60,060
                           4,300      DeVry, Inc.                                       159,143
                           2,600      Dice Holdings, Inc. (a)                            26,728
                           4,100      Digimarc Corp. (a)                                 37,023
                           2,500      Digital River, Inc. (a)                           111,875
                          21,734      Discovery Holding Co. (a)                         627,026
                           3,700      DivX, Inc. (a)(f)                                  55,019
                           2,900      Dollar Financial Corp. (a)                         82,737
                           3,900      Dot Hill Systems Corp. (a)                         11,817
                           3,100      Double-Take Software, Inc. (a)                     59,241
                           5,000      Dun & Bradstreet Corp.                            493,050
                           8,700      Dyax Corp. (a)                                     31,320
                             400      ENGlobal Corp. (a)                                  4,564
                           2,700      EPIQ Systems, Inc. (a)                             50,814
                             592      EVCI Career Colleges Holding Corp. (a)              1,035
                          14,200      EarthLink, Inc. (a)                               112,464

                                       10

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,000      Echelon Corp. (a)(f)                       $      100,040
                           2,600      Eclipsys Corp. (a)                                 60,632
                             600      Ediets.Com, Inc. (a)(f)                             2,448
                              20      Egain Communications Corp. (a)                         22
                              40      eLoyalty Corp. (a)                                    550
                          16,300      Encysive Pharmaceuticals, Inc. (a)(f)              24,613
                           2,300      Ennis, Inc.                                        50,692
                           4,200      Entrust, Inc. (a)                                   8,946
                           6,400      Epicor Software Corp. (a)                          88,128
                           2,975      eResearch Technology, Inc. (a)                     33,885
                           2,945      Euronet Worldwide, Inc. (a)                        87,673
                               2      Evolve Software, Inc. (a)                               0
                           3,200      Evolving Systems, Inc. (a)                          5,376
                           9,700      Exelixis, Inc. (a)                                102,723
                           3,000      ExlService Holdings, Inc. (a)                      63,780
                             900      Exponent, Inc. (a)                                 22,581
                           5,900      F5 Networks, Inc. (a)                             219,421
                           1,600      FTD Group, Inc.                                    23,808
                           2,650      FTI Consulting, Inc. (a)                          133,321
                           3,450      Factset Research Systems, Inc.                    236,498
                           6,900      FalconStor Software, Inc. (a)                      83,145
                           3,700      First Advantage Corp. Class A (a)                  65,379
                           3,600      First Consulting Group, Inc. (a)                   37,080
                             108      Five Star Quality Care, Inc. (a)                      888
                           1,300      Forrester Research, Inc. (a)                       30,641
                           3,300      Franklin Covey Co. (a)                             25,080
                           1,400      Fuel Tech, Inc. (a)                                30,926
                           2,200      G&K Services, Inc. Class A                         88,440
                           3,900      GP Strategies Corp. (a)                            43,290
                           1,103      GSE Systems, Inc. (a)                               7,445
                           1,700      GTSI Corp. (a)                                     18,870
                           3,160      Gaiam, Inc. (a)                                    75,935
                          18,400      Genpact Ltd. (a)                                  311,880
                           4,300      Gentiva Health Services, Inc. (a)                  82,603
                           3,600      The Geo Group, Inc. (a)                           106,596
                           2,700      Gevity HR, Inc.                                    27,675
                             100      Gliatech, Inc. (a)                                      0
                           4,400      Global Cash Access, Inc. (a)                       46,596
                           6,320      Global Payments, Inc.                             279,470
                           3,900      Greenfield Online, Inc. (a)                        59,475
                           3,300      Guidance Software, Inc. (a)                        41,811
                           4,500      Gulfport Energy Corp. (a)                         106,470
                          16,192      HLTH Corp. (a)                                    229,441
                           8,000      Hansen Natural Corp. (a)                          453,440
                           7,900      Harris Interactive, Inc. (a)                       34,049
                           3,300      Harris Stratex Networks, Inc. Class A (a)          57,651
                           4,300      Harte-Hanks, Inc.                                  84,624
                           2,500      Heidrick & Struggles International, Inc.           91,125
                           8,120      Hewitt Associates, Inc. Class A (a)               284,606
                           3,600      HireRight, Inc. (a)                                37,260
                           2,600      Hudson Highland Group, Inc. (a)                    33,098
                           1,900      Huron Consulting Group, Inc. (a)                  137,978
                           2,600      i2 Technologies, Inc. (a)(f)                       39,650
                           2,100      ICF International, Inc. (a)                        57,918
                             800      ICT Group, Inc. (a)                                10,728

                                       11

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,000      IHS, Inc. Class A (a)                      $      225,960
                           3,310      ITT Educational Services, Inc. (a)                402,794
                           2,000      Idenix Pharmaceuticals, Inc. (a)                    5,780
                           6,900      iGate Corp. (a)                                    59,133
                           2,800      I-many, Inc. (a)                                    8,064
                           1,800      Imergent, Inc. (f)                                 40,374
                           1,000      Infinity Pharmaceuticals, Inc. (a)                  9,060
                           3,900      InFocus Corp. (a)                                   6,630
                           8,800      Informatica Corp. (a)                             138,160
                           3,940      InfoSpace, Inc.                                    69,186
                           3,200      infoUSA, Inc.                                      29,728
                           5,900      Innerworkings, Inc. (a)(f)                        101,657
                           2,393      Innovative Solutions & Support, Inc. (a)           45,395
                           1,800      Insteel Industries, Inc.                           27,630
                             366      Insure.com, Inc. (a)                                1,574
                              83      InsWeb Corp. (a)                                      727
                             540      Integral Systems, Inc.                             11,605
                           2,100      Interactive Intelligence, Inc. (a)                 39,900
                           4,200      Intermec, Inc. (a)                                109,704
                           2,410      Internap Network Services Corp. (a)                34,150
                           1,000      Intersections, Inc. (a)                            10,210
                           2,800      Interwoven, Inc. (a)                               39,844
                           2,200      Intevac, Inc. (a)                                  33,440
                           2,680      inVentiv Health, Inc. (a)                         117,438
                           4,100      Invitrogen Corp. (a)                              335,093
                           3,600      Ipass, Inc. (a)(f)                                 15,120
                          15,375      Iron Mountain, Inc. (a)                           468,630
                           1,900      JDA Software Group, Inc. (a)                       39,254
                           8,100      Jack Henry & Associates, Inc.                     209,466
                           9,270      Jacobs Engineering Group, Inc. (a)                700,627
                           1,900      Jupitermedia Corp. (a)                             12,027
                           4,100      Kelly Services, Inc. Class A                       81,221
                           2,900      Kenexa Corp. (a)                                   89,262
                           1,500      Keryx Biopharmaceuticals, Inc. (a)                 14,910
                           3,500      Keynote Systems, Inc. (a)                          48,055
                           3,970      Kforce, Inc. (a)                                   51,054
                           5,202      Kinder Morgan Management LLC (a)                  243,193
                           1,700      Kintera, Inc. (a)                                   3,060
                           3,300      Knology, Inc. (a)                                  55,209
                           1,700      Korn/Ferry International (a)                       28,067
                           4,400      Kratos Defense & Security Solutions, Inc. (a)      12,056
                           5,551      L-1 Identity Solutions, Inc. (a)                  104,636
                           3,500      LECG Corp. (a)                                     52,150
                           3,200      Labor Ready, Inc. (a)                              59,232
                           8,907      Lamar Advertising Co. Class A                     436,176
                          18,900      Lawson Software, Inc. (a)                         189,189
                           1,900      Layne Christensen Co. (a)                         105,412
                           3,600      Learning Tree International, Inc. (a)              63,936
                           1,500      Lincoln Educational Services Corp. (a)             19,560
                           2,700      Lionbridge Technologies, Inc. (a)                  10,773
                           5,600      LivePerson, Inc. (a)                               34,552
                             500      Local.com Corp. (a)                                 3,200
                           2,800      LoJack Corp. (a)                                   53,088
                           1,342      LookSmart, Ltd. (a)                                 3,798
                           1,200      Luminex Corp. (a)                                  18,096

                                       12

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             900      MAXIMUS, Inc.                              $       39,222
                           4,400      MIVA, Inc. (a)                                     20,768
                           4,600      MPS Group, Inc. (a)                                51,290
                           1,700      MSC.Software Corp. (a)                             23,154
                           1,800      MWI Veterinary Supply, Inc. (a)                    67,950
                           2,900      Macquarie Infrastructure Co. LLC                  111,911
                           5,690      Macrovision Corp. (a)                             140,145
                           5,240      Magma Design Automation, Inc. (a)                  73,727
                           3,900      Management Network Group, Inc. (a)                  8,931
                           1,700      Manhattan Associates, Inc. (a)                     46,597
                           6,416      Manpower, Inc.                                    412,870
                           1,695      Mantech International Corp. Class A (a)            60,986
                           3,200      Marchex, Inc. Class B (f)                          30,432
                           1,200      MarketAxess Holdings, Inc. (a)                     18,000
                           2,800      Marlin Business Services, Inc. (a)                 40,124
                           2,087      Matria Healthcare, Inc. (a)                        54,596
                           5,000      Maxygen, Inc. (a)                                  34,050
                          11,277      McAfee, Inc. (a)                                  393,229
                           4,100      Mechanical Technology, Inc. (a)                     4,674
                           1,800      Medical Staffing Network Holdings, Inc. (a)         9,216
                           8,500      Mentor Graphics Corp. (a)                         128,350
                           3,500      Merge Technologies, Inc. (a)                       15,260
                             925      Metro One Telecommunications, Inc. (a)              1,868
                             400      Michael Baker Corp. (a)                            19,604
                           1,390      MicroStrategy, Inc. Class A (a)                   110,283
                           7,600      Microvision, Inc. (a)(f)                           35,188
                           3,700      Millennium Cell, Inc. (a)(f)                        2,261
                           5,966      Mindspeed Technologies, Inc. (a)                    9,904
                           2,200      Moldflow Corp. (a)                                 42,372
                           1,900      Momenta Pharmaceuticals, Inc. (a)(f)               21,641
                             500      Monotype Imaging Holdings, Inc. (a)                 6,290
                           4,000      Morgans Hotel Group Co. (a)                        87,000
                           2,900      Morningstar, Inc. (a)                             178,060
                           7,700      NAVTEQ Corp. (a)                                  600,369
                           3,200      NIC, Inc.                                          22,208
                           2,800      NMS Communications Corp. (a)                        3,444
                           1,900      NMT Medical, Inc. (a)                              15,143
                           1,000      NVE Corp. (a)(f)                                   30,970
                           6,800      National Instruments Corp.                        233,444
                             240      Natural Health Trends Corp. (a)                       530
                           4,400      Nautilus, Inc. (f)                                 35,068
                           4,700      Navigant Consulting, Inc. (a)                      59,502
                             113      NaviSite, Inc. (a)                                    992
                             300      Neon Communications Group, Inc. (a)                 1,470
                           5,620      NetFlix, Inc. (a)(f)                              116,446
                              57      NetManage, Inc. (a)                                   234
                             200      NetScout Systems, Inc. (a)                          2,180
                              20      NetSol Technologies, Inc. (a)                          60
                           6,600      NeuStar, Inc. Class A (a)                         226,314
                             200      New Century Equity Holdings Corp. (a)                  44
                           5,300      New Frontier Media, Inc.                           32,489
                           7,100      NexCen Brands, Inc. (a)                            47,712
                           3,000      Nighthawk Radiology Holdings, Inc. (a)(f)          73,530
                           3,200      Nutri/System, Inc. (a)(f)                         150,048
                           1,800      ORBCOMM, Inc. (a)                                  13,554

                                       13

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,200      Odyssey Marine Exploration, Inc. (a)       $       19,648
                           3,800      Omniture, Inc. (a)                                115,216
                           4,200      On Assignment, Inc. (a)                            39,228
                          16,300      On2 Technologies, Inc. (a)(f)                      18,908
                           1,100      Online Resources Corp. (a)                         13,904
                              60      Onvia, Inc. (a)                                       527
                          13,000      OpenTV Corp. (a)                                   19,240
                           7,561      Openwave Systems, Inc.                             33,117
                           1,200      Opnet Technologies, Inc. (a)                       13,920
                           3,400      Orbital Sciences Corp. (a)                         75,616
                           1,745      Orchid Cellmark, Inc. (a)                           9,755
                             800      Overland Storage, Inc. (a)                          1,376
                           2,400      PC Mall, Inc. (a)                                  37,464
                           1,200      PC-Tel, Inc. (a)                                    9,108
                             900      PDI, Inc. (a)                                       9,342
                           3,000      PHH Corp. (a)                                      78,840
                           4,591      PLATO Learning, Inc. (a)                           17,354
                             800      PRA International, Inc. (a)                        23,520
                             570      PRG-Schultz International, Inc. (a)                 7,741
                           4,700      Pacific Ethanol, Inc. (a)(f)                       44,039
                           2,000      Packeteer, Inc. (a)                                15,200
                          11,006      Panacos Pharmaceuticals, Inc. (a)                  17,610
                           9,800      Parametric Technology Corp. (a)                   170,716
                             500      Pegasystems, Inc.                                   5,950
                           3,600      People Support, Inc. (a)                           43,056
                           3,500      Perficient, Inc. (a)                               76,545
                           7,500      Perot Systems Corp. Class A (a)                   126,825
                             120      Pfsweb, Inc. (a)                                      157
                           2,050      PharmaNet Development Group, Inc. (a)              59,512
                           3,500      Phase Forward, Inc. (a)                            70,035
                           1,800      Phoenix Technologies Ltd. (a)                      19,278
                           7,629      Polycom, Inc. (a)                                 204,915
                           2,300      Pomeroy IT Solutions, Inc. (a)                     18,515
                              33      Poniard Pharmaceuticals, Inc. (a)                     186
                           1,530      Pre-Paid Legal Services, Inc. (a)                  84,854
                              10      Prescient Applied Intelligence, Inc. (a)                1
                           3,233      Priceline.com, Inc. (a)                           286,929
                           5,800      Primus Guaranty Ltd. (a)(f)                        61,016
                           1,600      The Princeton Review, Inc. (a)                     12,752
                           3,600      Progress Software Corp. (a)                       109,080
                           1,175      Protection One, Inc. (a)                           15,769
                           2,200      The Providence Service Corp. (a)                   64,592
                           1,700      QAD, Inc.                                          14,722
                           3,400      Quality Systems, Inc.                             124,542
                           8,700      Quest Software, Inc. (a)                          149,292
                           1,000      Quixote Corp.                                      19,800
                           6,122      R.H. Donnelley Corp. (a)                          342,954
                           6,375      RPC, Inc.                                          90,589
                           1,700      Radiant Systems, Inc. (a)                          26,911
                           9,000      RealNetworks, Inc. (a)                             61,020
                          14,600      Red Hat, Inc. (a)                                 290,102
                           1,700      Renaissance Learning, Inc. (f)                     20,553
                          15,500      Republic Services, Inc. Class A                   507,005
                           5,300      Resources Connection, Inc.                        122,695
                           1,465      Rigel Pharmaceuticals, Inc. (a)                    13,815

                                       14

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,000      RightNow Technologies, Inc. (a)            $       32,180
                           6,300      Riverbed Technology, Inc. (a)                     254,457
                           1,600      Rural Cellular Corp. Class A (a)                   69,600
                           4,100      Rural/Metro Corp. (a)                              13,161
                           4,733      SAVVIS, Inc. (a)                                  183,546
                           2,415      The SCO Group, Inc. (a)                               386
                           4,900      SM&A (a)                                           33,418
                           1,400      SPAR Group, Inc. (a)                                1,400
                           2,309      SPSS, Inc. (a)                                     94,992
                           3,000      SRA International, Inc. Class A (a)                84,240
                           2,400      SYKES Enterprises, Inc. (a)                        39,864
                             800      SYNNEX Corp. (a)                                   16,448
                           1,229      Saba Software, Inc. (a)                             5,998
                              30      Salon Media Group, Inc. (a)                            50
                           9,700      Sapient Corp. (a)                                  65,087
                             100      Scientific Learning Corp. (a)                         600
                           1,900      SeaChange International, Inc. (a)                  13,148
                           3,200      Secure Computing Corp. (a)                         31,136
                           5,700      Selectica, Inc. (a)                                 9,975
                           2,800      Senomyx, Inc. (a)                                  34,300
                             666      Sequenom, Inc. (a)                                  4,789
                         123,325      Sirius Satellite Radio, Inc. (a)(f)               430,404
                           4,800      Sirona Dental Systems, Inc. (a)                   171,216
                           2,500      Smith Micro Software, Inc. (a)                     40,150
                           6,900      Solera Holdings, Inc. (a)                         124,131
                           6,500      Sonic Foundry, Inc. (a)                            13,975
                           3,700      SonicWALL, Inc. (a)                                32,301
                           3,200      Sourcefire, Inc. (a)                               29,056
                           3,600      Sourceforge, Inc. (a)                               8,820
                           3,200      Spartech Corp.                                     54,592
                           3,600      Spherion Corp. (a)                                 29,736
                             100      Standard Parking Corp. (a)                          3,979
                           1,800      The Standard Register Co.                          22,878
                           2,900      Stanley, Inc. (a)                                  79,895
                             800      Startek, Inc.                                       8,104
                           7,300      Stericycle, Inc. (a)                              417,268
                           2,640      Stratasys, Inc. (a)                                72,758
                           6,000      Strategic Diagnostics, Inc. (a)                    30,600
                           1,400      Strayer Education, Inc.                           236,082
                           3,000      SupportSoft, Inc. (a)                              17,520
                           4,400      Switch and Data Facilities Co., Inc. (a)           71,676
                          30,100      Sycamore Networks, Inc. (a)                       122,507
                           4,700      Symyx Technologies Inc. (a)                        40,843
                           3,200      Synchronoss Technologies, Inc. (a)                134,592
                          10,105      Synopsys, Inc. (a)                                273,643
                           1,600      Synplicity, Inc. (a)                                9,984
                           4,000      Syntel, Inc.                                      166,320
                           1,300      Sypris Solutions, Inc.                             11,180
                          18,500      TIBCO Software, Inc. (a)                          136,715
                           4,000      TNS, Inc.                                          64,240
                             800      TRC Cos., Inc. (a)                                  8,448
                             800      Taleo Corp. Class A (a)                            20,328
                             880      Tapestry Pharmaceuticals, Inc. (a)                  1,302
                              15      Technology Solutions Co. (a)                           74
                           2,000      TechTarget, Inc. (a)                               33,800


                                       15

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,300      TechTeam Global, Inc. (a)                  $       27,140
                             200      TeleCommunication Systems, Inc. Class A (a)           798
                           5,900      TeleTech Holdings, Inc. (a)                       141,069
                             200      Tenfold Corp. (a)                                      52
                           6,425      Tetra Tech, Inc. (a)                              135,696
                           6,050      Tetra Technologies, Inc. (a)                      127,897
                           1,500      TheStreet.com, Inc.                                18,165
                           2,000      Thomas Group, Inc.                                 18,280
                           4,200      TradeStation Group, Inc. (a)                       49,014
                           3,400      Trident Microsystems, Inc. (a)                     54,026
                           5,300      The TriZetto Group, Inc. (a)                       92,803
                           8,777      Tumbleweed Communications Corp. (a)                18,871
                           5,000      URS Corp. (a)                                     282,250
                           2,600      Ultimate Software Group, Inc. (a)                  90,740
                          10,700      Unigene Laboratories, Inc. (a)                     19,153
                           7,653      United Online, Inc.                               114,872
                           1,700      Universal Electronics, Inc. (a)                    55,250
                           1,255      Universal Technical Institute, Inc. (a)            22,590
                           3,800      VASCO Data Security International, Inc. (a)       133,950
                          32,000      VMware, Inc. (a)(f)                             2,720,000
                             800      VSE Corp.                                          37,824
                           6,355      ValueClick, Inc. (a)                              142,733
                           8,400      Verenium Corp. (a)(f)                              44,352
                           1,574      Verso Technologies, Inc. (a)(f)                     1,039
                               8      VerticalNet, Inc. (a)                                  41
                           2,250      Viad Corp.                                         81,000
                           6,030      Viewpoint Corp. (a)                                 4,342
                           1,730      Vignette Corp. (a)                                 34,721
                           3,900      Virtusa Corp. (a)                                  58,500
                           4,300      VistaPrint Ltd. (a)                               160,691
                           2,800      Visual Sciences, Inc. (a)                          40,432
                           2,500      Vital Images, Inc. (a)                             48,800
                           2,500      Volt Information Sciences, Inc. (a)                44,100
                           4,725      Waste Connections, Inc. (a)                       150,066
                             200      Waste Industries USA, Inc.                          5,724
                           3,440      Watson Wyatt Worldwide, Inc.                      154,594
                             666      Wave Systems Corp. Class A (a)                      1,225
                           5,000      WebMD Health Corp. Class A (a)                    260,500
                           2,800      Websense, Inc. (a)                                 55,244
                           2,800      Website Pros, Inc. (a)                             29,288
                           6,750      Weight Watchers International, Inc.               388,530
                             500      Westaff, Inc. (a)                                   2,075
                           5,000      Wind River Systems, Inc. (a)                       58,850
                             200      WorldGate Communications, Inc. (a)                     74
                           8,900      Wynn Resorts Ltd.                               1,402,284
                           3,400      Zix Corp. (a)(f)                                    6,528
                                                                                ---------------
                                                                                     43,434,759
-----------------------------------------------------------------------------------------------
CHEMICALS - 2.4%           1,500      AEP Industries, Inc. (a)                           63,510
                           1,600      AMCOL International Corp.                          52,944
                           1,425      Aceto Corp.                                        12,825
                           5,600      Airgas, Inc.                                      289,128
                           6,700      Albemarle Corp.                                   296,140
                           1,400      Anika Therapeutics, Inc. (a)                       29,134
                           1,200      Arch Chemicals, Inc.                               56,256
                           1,700      Bio-Rad Laboratories, Inc. Class A (a)            153,850

                                       16

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,300      Brady Corp.                                $      118,404
                           4,400      Cabot Corp.                                       156,332
                           4,400      Calgon Carbon Corp. (a)(f)                         61,424
                          13,500      Celanese Corp. Series A                           526,230
                          14,500      Chemtura Corp.                                    128,905
                           4,100      Cytec Industries, Inc.                            280,399
                          13,536      Entegris, Inc. (a)                                117,492
                           3,600      Ferro Corp.                                        71,928
                           4,700      Georgia Gulf Corp. (f)                             65,330
                           3,600      H.B. Fuller Co.                                   106,848
                             300      Hawkins, Inc.                                       4,320
                          17,000      Huntsman Corp.                                    450,330
                           1,750      KMG Chemicals, Inc.                                45,815
                           1,600      Koppers Holdings, Inc.                             61,776
                           4,882      Kronos Worldwide, Inc.                             92,172
                             300      LSB Industries, Inc. (a)                            7,095
                           4,400      Landec Corp. (a)                                   68,024
                           6,015      Lubrizol Corp.                                    391,336
                          19,156      Lyondell Chemical Co.                             887,881
                             450      Mace Security International, Inc. (a)               1,008
                           1,600      Matrixx Initiatives, Inc. (a)                      31,616
                          35,800      The Mosaic Co. (a)                              1,916,016
                          10,500      Nalco Holding Co.                                 311,325
                             820      NewMarket Corp.                                    40,492
                           2,200      Nuco2, Inc. (a)                                    56,628
                           3,000      OM Group, Inc. (a)                                158,430
                           6,992      Olin Corp.                                        156,481
                           2,400      Omnova Solutions, Inc. (a)                         13,872
                           2,000      OxiGene, Inc. (a)                                   7,020
                           1,500      Penford Corp.                                      56,550
                           5,500      PolyOne Corp. (a)                                  41,085
                           5,200      Polypore International, Inc. (a)                   73,112
                             600      Quaker Chemical Corp.                              14,112
                           8,900      RPM International, Inc.                           213,155
                           5,000      Rentech, Inc. (a)                                  10,800
                           1,900      Repligen Corp. (a)                                  8,170
                           4,900      Rockwood Holdings, Inc. (a)                       175,567
                           1,600      Rogers Corp. (a)                                   65,904
                           4,000      Rollins, Inc.                                     106,760
                           2,800      SRS Labs Inc. (a)                                  20,524
                           2,500      Schawk, Inc.                                       56,425
                           3,800      Schulman A, Inc.                                   74,974
                           2,200      Sensient Technologies Corp.                        63,514
                             400      Stepan Co.                                         12,364
                           1,300      TOR Minerals International, Inc. (a)                2,535
                           1,800      Terra Nitrogen Co. LP (f)                         228,294
                           1,600      Tredegar Corp.                                     27,600
                           1,300      Trex Co., Inc. (a)(f)                              14,456
                           6,200      Tronox, Inc. Class A                               57,660
                           5,500      UAP Holding Corp.                                 172,480
                           6,500      Valspar Corp.                                     176,865
                           2,500      WD-40 Co.                                          85,350
                           4,600      W.R. Grace & Co. (a)                              123,556
                           4,000      Wellman, Inc.                                       9,600
                           4,500      Westlake Chemical Corp.                           113,985

                                       17

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,800      Zoltek Cos., Inc. (a)                      $      122,164
                                                                                ---------------
                                                                                      9,416,277
-----------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%        8,500      Aecom Technology Corp. (a)                        296,905
                           2,700      American Woodmark Corp.                            66,933
                             600      Ameron International Corp.                         63,462
                           3,600      Apogee Enterprises, Inc.                           93,384
                           3,800      Armstrong World Industries, Inc. (a)              154,242
                           4,400      Beacon Roofing Supply, Inc. (a)(f)                 44,968
                           5,164      Beazer Homes USA, Inc. (f)                         42,603
                           2,000      BlueLinx Holdings, Inc.                            14,080
                           1,876      Brookfield Homes Corp. (f)                         34,800
                           3,300      Bucyrus International, Inc.                       240,669
                           1,900      Builders FirstSource, Inc. (a)                     20,482
                           2,880      Building Material Holding Corp. (f)                30,470
                           1,510      Cavco Industries, Inc. (a)                         50,585
                           2,475      Ceradyne, Inc. (a)                                187,456
                           3,800      Comstock Homebuilding Cos., Inc. Class A (a)(f)     6,954
                             500      Dominion Homes, Inc. (a)(f)                         1,075
                           2,133      Dycom Industries, Inc. (a)                         65,334
                           4,000      EMCOR Group, Inc. (a)                             125,440
                           4,220      Eagle Materials, Inc.                             150,823
                           4,575      Florida Rock Industries, Inc.                     285,892
                           3,950      Granite Construction, Inc.                        209,429
                           6,000      Great Lakes Dredge & Dock Corp. (a)                52,560
                             400      Home Solutions of America, Inc. (a)(f)              1,356
                           6,600      Hovnanian Enterprises, Inc. Class A (a)(f)         73,194
                           1,400      Huttig Building Products, Inc. (a)                  7,532
                           4,100      Insituform Technologies, Inc. Class A (a)          62,443
                           1,800      Interline Brands, Inc. (a)                         41,382
                          12,700      KBR, Inc. (a)                                     492,379
                             300      L.S. Starrett Co. Class A                           5,805
                           3,450      LSI Industries, Inc.                               70,794
                           1,380      Levitt Corp. Class A                                2,774
                           4,616      MDC Holdings, Inc.                                188,979
                           2,100      M/I Homes, Inc.                                    29,169
                           3,600      Martin Marietta Materials, Inc.                   480,780
                           3,600      Mastec, Inc. (a)                                   50,652
                           1,600      Meritage Homes Corp. (a)(f)                        22,592
                           2,300      NCI Building Systems, Inc. (a)                     99,383
                             419      NVR, Inc. (a)                                     197,035
                           9,600      Owens Corning, Inc. (a)                           240,480
                             500      PGT, Inc. (a)                                       3,965
                           3,700      Palm Harbor Homes, Inc. (a)(f)                     46,176
                             100      Patriot Transportation Holding, Inc. (a)            9,834
                             500      Performance Technologies, Inc. (a)                  2,505
                           2,500      Perini Corp. (a)                                  139,825
                          12,035      Quanta Services, Inc. (a)                         318,326
                           4,500      Quest Resource Corp. (a)                           43,425
                           4,600      Ryland Group, Inc.                                 98,578
                           9,600      SBA Communications Corp. Class A (a)              338,688
                           2,800      Simpson Manufacturing Co., Inc. (f)                89,180
                           1,700      Skyline Corp.                                      51,136
                           8,200      Standard-Pacific Corp. (f)                         45,018
                           3,300      TOUSA, Inc. (f)                                     5,313
                           2,000      Texas Industries, Inc.                            157,000

                                       18

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          10,500      Toll Brothers, Inc. (a)                    $      209,895
                             500      UMH Properties, Inc.                                6,960
                           5,600      U.S. Concrete, Inc. (a)                            36,904
                           7,400      USG Corp. (a)(f)                                  277,870
                           4,000      WCI Communities, Inc. (a)(f)                       23,960
                           3,900      WESCO International, Inc. (a)                     167,466
                           4,100      Walter Industries, Inc.                           110,290
                           5,300      Westell Technologies, Inc. Class A (a)             12,508
                           4,800      Williams Scotsman International, Inc. (a)         133,008
                                                                                ---------------
                                                                                      6,633,105
-----------------------------------------------------------------------------------------------
CONSUMER - DURABLES - 0.9% 1,700      American Technology Corp. (a)(f)                    6,426
                           6,340      Avis Budget Group, Inc. (a)                       145,123
                             800      Bassett Furniture Industries, Inc.                  8,304
                           4,400      Champion Enterprises, Inc. (a)                     48,312
                           1,000      Compx International, Inc.                          19,580
                             800      Conn's, Inc. (a)(f)                                19,112
                           1,000      Design Within Reach, Inc. (a)                       4,760
                           1,700      Emerson Radio Corp. (a)                             3,655
                           3,800      Ethan Allen Interiors, Inc.                       124,222
                             200      Flexsteel Industries, Inc.                          2,800
                           4,200      Furniture Brands International, Inc.               42,588
                          40,101      Gemstar-TV Guide International, Inc. (a)          279,103
                           2,800      Genlyte Group, Inc. (a)                           179,928
                           2,920      Griffon Corp. (a)                                  44,092
                           3,000      Haverty Furniture Cos., Inc.                       26,310
                           3,300      Helen of Troy Ltd. (a)                             63,723
                          27,500      Hertz Global Holdings, Inc. (a)                   624,800
                           6,500      Interface, Inc. Class A                           117,325
                           2,800      Kimball International, Inc. Class B                31,864
                             200      Koss Corp.                                          3,852
                           3,100      La-Z-Boy, Inc. (f)                                 22,878
                           2,900      Lifetime Brands, Inc. (f)                          58,841
                             500      Mac-Gray Corp. (a)                                  6,440
                           5,164      Mohawk Industries, Inc. (a)                       419,833
                             400      National Presto Industries, Inc.                   21,200
                          10,300      RSC Holdings, Inc. (a)                            168,920
                           4,505      Restoration Hardware, Inc. (a)                     14,821
                           1,700      Rockford Corp. (a)(f)                               3,213
                           6,100      Sealy Corp. (f)                                    85,644
                           5,850      Select Comfort Corp. (a)(f)                        81,608
                           2,800      Stanley Furniture Co., Inc.                        45,500
                           3,000      Sturm Ruger & Co., Inc. (a)                        53,730
                           5,500      Tempur-Pedic International, Inc.                  196,625
                           2,990      Toro Co.                                          175,902
                           6,600      United Rentals, Inc. (a)                          212,322
                             642      Virco Manufacturing Corp. (a)                       4,956
                                                                                ---------------
                                                                                      3,368,312
-----------------------------------------------------------------------------------------------
CONTAINERS - 0.4%         12,000      Crown Holdings, Inc. (a)                          273,120
                          21,500      Graphic Packaging Corp. (a)                        97,180
                           3,100      Greif, Inc.                                       188,108
                           4,200      Mobile Mini, Inc. (a)                             101,472
                          12,800      Owens-Illinois, Inc. (a)                          530,560
                           3,700      Silgan Holdings, Inc.                             198,875
                           7,500      Sonoco Products Co.                               226,350

                                       19

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,500      Trimas Corp. (a)                           $       72,985
                                                                                ---------------
                                                                                      1,688,650
-----------------------------------------------------------------------------------------------
DOMESTIC OIL - 3.6%        6,800      Abraxas Petroleum Corp. (a)                        25,976
                           3,200      Alon USA Energy, Inc.                             108,096
                           8,000      American Oil & Gas, Inc. (a)                       46,640
                           1,900      Arena Resources, Inc. (a)                         124,450
                           2,833      Atlas America, Inc.                               146,268
                           3,800      Atlas Energy Resources LLC                        120,080
                           2,700      Atlas Pipeline Holdings LP                        109,458
                           2,000      BPZ Energy, Inc. (a)                               15,600
                           1,800      Basic Energy Services, Inc. (a)                    37,836
                           4,300      Bill Barrett Corp. (a)                            169,463
                           3,400      Bois d'Arc Energy, Inc. (a)                        65,178
                           1,200      Bolt Technology Corp. (a)(f)                       39,192
                           1,200      BreitBurn Energy Partners LP                       38,940
                          11,200      CNX Gas Corp. (a)                                 322,224
                           1,000      Callon Petroleum Co. (a)                           13,920
                           3,000      Carrizo Oil & Gas, Inc. (a)                       134,580
                           1,800      Clayton Williams Energy, Inc. (a)                  59,400
                           5,300      Clean Energy Fluels Corp. (a)                      80,242
                           2,300      Comstock Resources, Inc. (a)                       70,932
                           8,600      Concho Resources, Inc. (a)                        127,366
                          11,700      Continental Resources, Inc. (a)                   212,238
                           4,100      Crosstex Energy LP (f)                            141,368
                           7,035      Delta Petroleum Corp. (a)(f)                      125,645
                          11,200      Diamond Offshore Drilling, Inc.                 1,268,848
                           1,300      Dorchester Minerals LP                             26,455
                           6,400      Dresser-Rand Group, Inc. (a)                      273,344
                             100      EV Energy Partner LP                                3,579
                           6,200      EXCO Resources, Inc. (a)                          102,548
                           4,200      Edge Petroleum Corp. (a)                           53,928
                           1,437      Enbridge Energy Management LLC (a)                 71,275
                           7,300      Enbridge Energy Partners LP                       356,459
                           5,100      Encore Acquisition Co. (a)                        161,415
                           3,700      Encore Energy Partners LP (a)                      79,032
                          12,100      Endeavour International Corp. (a)                  13,673
                           4,326      Energy Partners Ltd. (a)                           63,506
                          17,800      Energy Transfer Equity LP                         610,540
                           5,900      FX Energy, Inc. (a)                                43,955
                           9,100      Frontier Oil Corp.                                378,924
                           1,300      GMX Resources Inc. (a)(f)                          41,821
                           5,100      Gasco Energy, Inc. (a)                              9,435
                           1,500      Geokinetics, Inc. (a)                              35,025
                          10,830      Global Industries Ltd. (a)                        278,981
                           2,230      Gulf Island Fabrication, Inc.                      85,610
                           2,600      Gulfmark Offshore, Inc. (a)                       126,516
                           3,700      Harvest Natural Resources, Inc. (a)                44,178
                           6,584      Helix Energy Solutions Group, Inc. (a)            279,557
                           8,200      Hercules Offshore, Inc. (a)                       214,102
                             600      Hiland Holdings GP LP                              16,986
                             100      Hiland Partners LP                                  4,942
                           5,100      Holly Corp.                                       305,133
                           3,800      Horizon Offshore, Inc. (a)                         62,700
                           1,200      Inergy Holdings LP                                 57,240
                             400      Legacy Reserves LP                                  8,872

                                       20

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,200      Linn Energy LLC (f)                        $      133,896
                           4,600      Magellan Midstream Partners LP                    184,138
                           5,299      Mariner Energy, Inc. (a)                          109,742
                           1,500      MarkWest Energy Partners LP (f)                    46,005
                           2,900      Matrix Service Co. (a)                             60,755
                           5,100      McMoRan Exploration Co. (a)(f)                     68,595
                           5,100      Meridian Resource Corp. (a)                        12,648
                           9,298      Newfield Exploration Co. (a)                      447,792
                           3,600      Nustar Energy LP                                  213,912
                             900      OYO Geospace Corp. (a)                             83,439
                          14,110      Patterson-UTI Energy, Inc.                        318,463
                          14,401      PetroHawk Energy Corp. (a)                        236,464
                           5,900      Petroquest Energy, Inc. (a)                        63,307
                          10,475      Pioneer Natural Resources Co.                     471,165
                           6,584      Plains Exploration & Production Co. (a)           291,144
                           5,000      Pogo Producing Co.                                265,550
                          11,900      Pride International, Inc. (a)                     434,945
                           5,280      Quicksilver Resources, Inc. (a)                   248,424
                           9,600      Ram Energy Resources, Inc. (a)                     46,368
                           6,000      Rosetta Resources, Inc. (a)                       110,040
                           5,400      St. Mary Land & Exploration Co.                   192,618
                           3,479      Stone Energy Corp. (a)                            139,195
                           3,300      Suburban Propane Partners LP                      146,520
                           1,600      Sunoco Logistics Partners LP                       81,840
                           5,826      Superior Energy Services, Inc. (a)                206,473
                           3,600      Superior Offshore International, Inc. (a)          40,500
                           3,100      Superior Well Services, Inc. (a)                   70,463
                           9,000      Syntroleum Corp. (a)(f)                            16,920
                           6,500      TEPPCO Partners LP                                247,455
                           5,400      Teekay Corp.                                      317,574
                             300      Teekay Offshore Partners LP                         8,535
                           1,700      Transmontaigne Partners LP                         56,100
                           4,800      Tri-Valley Corp. (a)(f)                            36,480
                          12,000      Ultra Petroleum Corp. (a)                         744,480
                           1,300      Union Drilling, Inc. (a)                           18,954
                           5,600      Vaalco Energy, Inc. (a)                            25,592
                           4,800      W&T Offshore, Inc.                                117,024
                           5,900      Warren Resources, Inc. (a) (f)                     73,986
                           5,800      Western Refining, Inc.                            235,364
                           2,500      Whiting Petroleum Corp. (a)                       111,125
                                                                                ---------------
                                                                                     14,147,661
-----------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 9.5%    2,200      ABX Air, Inc. (a)                                  15,576
                           1,800      AMAG Pharmaceuticals, Inc. (a)                    102,960
                           3,400      AMERIGROUP Corp. (a)                              117,232
                             900      ATS Medical, Inc. (a)                               1,629
                           7,050      AVANIR Pharmaceuticals Class A (a)(f)              15,087
                           3,100      AVI BioPharma, Inc. (a)(f)                          7,905
                           2,300      Abaxis, Inc. (a)                                   51,635
                           1,100      Abiomed, Inc. (a)                                  13,673
                          14,052      Abraxis BioScience, Inc. (a)                      320,807
                           4,600      Acadia Pharmaceuticals, Inc. (a)                   69,230
                           1,600      Accelrys, Inc. (a)                                 10,960
                           5,200      Accuray, Inc. (a)                                  90,792
                           2,500      Acorda Therapeutics, Inc. (a)                      45,875
                           3,600      Adams Respiratory Therapeutics, Inc. (a)(f)       138,744

                                       21

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           9,100      Adolor Corp. (a)                           $       31,122
                           5,235      Advanced Medical Optics, Inc. (a)                 160,139
                             500      Affymax, Inc. (a)                                  13,530
                           1,700      Air Methods Corp. (a)                              78,540
                           2,000      Albany Molecular Research, Inc. (a)                30,200
                           3,500      Alexion Pharmaceuticals, Inc. (a)                 228,025
                           3,600      Alexza Pharmaceuticals, Inc. (a)                   31,176
                           5,300      Align Technology, Inc. (a)                        134,249
                           8,500      Alkermes, Inc. (a)                                156,400
                               2      Allegro Biodiesel Corp. (a)                             1
                           3,300      Alliance Imaging, Inc. (a)                         29,898
                           6,800      Allos Therapeutics, Inc. (a)                       32,300
                           5,845      Allscripts Healthcare Solutions, Inc. (a)(f)      157,990
                           5,000      Alpharma, Inc. Class A                            106,800
                             500      Altus Pharmaceuticals, Inc. (a)                     5,245
                           3,167      Amedisys, Inc. (a)                                121,676
                             800      America Service Group, Inc. (a)                     9,080
                           2,300      American Dental Partners, Inc. (a)                 64,423
                           7,900      American Medical Systems Holdings, Inc. (a)       133,905
                           3,600      Amicus Therapeutics, Inc. (a)                      60,156
                           3,000      Amsurg Corp. (a)                                   69,210
                          11,400      Amylin Pharmaceuticals, Inc. (a)                  570,000
                           1,700      Anadys Pharmaceuticals, Inc. (a)                    3,485
                             400      Anesiva, Inc. (a)                                   2,296
                           2,990      AngioDynamics, Inc. (a)                            56,361
                           3,100      Animal Health International, Inc. (a)              34,503
                          10,600      Antigenics, Inc. (a)(f)                            25,122
                           4,300      Applera Corp. - Celera Genomics Group (a)          60,458
                           3,500      Apria Healthcare Group, Inc. (a)                   91,035
                           1,900      Arcadia Resources, Inc. (a)(f)                      1,577
                           4,240      Arena Pharmaceuticals, Inc. (a)                    46,428
                           9,800      Ariad Pharmaceuticals, Inc. (a)                    45,374
                           2,430      Arqule, Inc. (a)                                   17,326
                           4,300      Array Biopharma, Inc. (a)                          48,289
                           2,900      ArthroCare Corp. (a)                              162,081
                           1,100      Aspect Medical Systems, Inc. (a)                   14,927
                           7,100      Assisted Living Concepts, Inc. (a)                 64,894
                           8,400      Atherogenics, Inc. (a)(f)                          13,944
                           3,500      Auxilium Pharmaceuticals, Inc. (a)                 73,780
                           4,400      Avant Immunotherapeutics, Inc. (a)                  2,464
                           1,000      Avigen, Inc. (a)                                    5,400
                           1,700      Barrier Therapeutics, Inc. (a)                     10,268
                           4,900      Beckman Coulter, Inc.                             361,424
                             900      Bentley Pharmaceuticals, Inc. (a)                  11,232
                           2,200      Bio-Reference Labs, Inc. (a)                       74,272
                           1,700      BioCryst Pharmaceuticals, Inc. (a)(f)              12,274
                             400      Biodel, Inc. (a)                                    6,816
                             500      Bioenvision, Inc. (a)                               2,640
                           2,400      Biolase Technology, Inc. (a)(f)                    16,416
                           9,400      BioMarin Pharmaceuticals, Inc. (a)                234,060
                             200      BioMimetic Therapeutics, Inc. (a)                   2,668
                          16,816      Biopure Corp. (a)(f)                                8,800
                           2,596      Bioscript, Inc. (a)                                16,666
                             900      BioSphere Medical, Inc. (a)                         4,293
                             900      Bradley Pharmaceuticals, Inc. (a)                  16,380

                                       22

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,650      CONMED Corp. (a)                           $      102,164
                           6,700      CV Therapeutics, Inc. (a)(f)                       60,166
                             900      Cadence Pharmaceuticals, Inc. (a)                  12,600
                          16,300      Calypte Biomedical Corp. (a)                        2,950
                           3,400      Cambrex Corp.                                      37,026
                             800      Caraco Pharmaceutical Laboratories Ltd. (a)        12,200
                           3,210      Cardiac Science Corp. (a)                          32,357
                           2,900      CardioDynamics International Corp. (a)              1,508
                           1,476      Cardiotech International, Inc. (a)                  2,066
                           3,950      Cell Therapeutics, Inc. (a)(f)                     14,536
                           3,500      Centene Corp. (a)                                  75,285
                           5,100      Cephalon, Inc. (a)                                372,606
                           1,400      Cerus Corp. (a)                                    12,222
                           4,592      Charles River Laboratories International, Inc.(a) 257,841
                          11,200      Clarient, Inc. (a)                                 23,072
                              58      Clinical Data, Inc. (a)                             2,348
                             200      Coley Pharmaceutical Group, Inc. (a)                  628
                           3,500      Collagenex Pharmaceuticals, Inc. (a)               31,430
                           7,400      Columbia Laboratories, Inc. (a)                    19,166
                           6,400      Community Health Systems, Inc. (a)                201,216
                           3,700      Conceptus, Inc. (a)                                70,226
                           3,143      The Cooper Cos., Inc.                             164,756
                           1,500      Corvel Corp. (a)                                   34,680
                           4,500      Covance, Inc. (a)                                 350,550
                           2,400      CryoLife, Inc. (a)                                 22,680
                           5,500      Cubist Pharmaceuticals, Inc. (a)                  116,215
                           3,300      Curis, Inc. (a)                                     3,234
                           1,500      Cutera, Inc. (a)                                   39,315
                           1,500      Cyberonics, Inc. (a)(f)                            20,910
                           1,500      Cynosure, Inc. Class A (a)                         55,350
                           4,300      Cypress Bioscience, Inc. (a)                       58,824
                          10,200      CytRx Corp. (a)(f)                                 34,884
                             930      Cytogen Corp. (a)                                     735
                           1,700      Cytokinetics, Inc. (a)                              8,704
                           8,200      Cytyc Corp. (a)                                   390,730
                           2,600      DJO, Inc. (a)                                     127,660
                           7,350      Dade Behring Holdings, Inc.                       561,172
                           1,400      Datascope Corp.                                    47,334
                           9,000      DaVita, Inc. (a)                                  568,620
                             900      Daxor Corp. (a)                                    14,175
                           9,730      Dendreon Corp. (a)(f)                              74,824
                          12,200      Dentsply International, Inc.                      508,008
                           8,100      Depomed, Inc. (a)                                  16,605
                           4,700      DexCom, Inc. (a)                                   46,953
                           1,300      Dialysis Corp. of America (a)                      12,662
                          10,100      Discovery Laboratories, Inc. (a)                   27,169
                           8,900      Durect Corp. (a)                                   48,772
                           1,300      Dusa Pharmaceuticals, Inc. (a)                      2,834
                               4      Dynacq Healthcare, Inc. (a)                            24
                           4,700      Dynavax Technologies Corp. (a)                     20,163
                           4,566      EPIX Pharmaceuticals, Inc. (a)                     18,538
                             600      E-Z-EM, Inc. (a)                                    9,768
                           4,600      Edwards Lifesciences Corp. (a)                    226,826
                           1,300      Emergency Medical Services Corp. (a)               39,325
                             600      Emergent Biosolutions, Inc. (a)                     5,328

                                       23

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,400      Emeritus Corp. (a)                         $       37,940
                           4,800      Emisphere Technologies, Inc. (a)                   23,088
                          11,000      Endo Pharmaceuticals Holdings, Inc. (a)           341,110
                           6,200      Endologix, Inc. (a)                                24,428
                           4,300      Entremed, Inc. (a)                                  4,601
                           1,373      Enzo Biochem, Inc. (a)                             15,584
                           7,300      Enzon Pharmaceuticals, Inc. (a)                    64,313
                             673      EpiCept Corp. (a)(f)                                1,225
                             725      Escalon Medical Corp. (a)                           4,125
                           3,781      ev3, Inc. (a)(f)                                   62,084
                             700      Exactech, Inc. (a)                                 11,235
                           1,600      Exact Sciences Corp. (a)                            5,424
                             692      Fonar Corp. (a)                                     4,671
                           2,100      FoxHollow Technologies, Inc. (a)                   55,440
                           3,600      GTx, Inc. (a)(f)                                   58,608
                             566      Genaera Corp. (a)                                   1,602
                           1,060      Genelabs Technologies, Inc. (a)                     1,993
                           1,900      Gene Logic, Inc. (a)                                2,261
                          87,040      Genentech, Inc. (a)                             6,790,861
                           2,100      Genitope Corp. (a)(f)                               9,408
                           2,700      Genomic Health, Inc. (a)(f)                        51,813
                           4,500      Gen-Probe, Inc. (a)                               299,610
                           1,300      Genta, Inc. (a)                                     1,742
                             900      GenVec, Inc. (a)                                    2,115
                           3,800      Geron Corp. (a)                                    27,816
                           1,200      Greatbatch, Inc. (a)                               31,908
                           3,100      HMS Holdings Corp. (a)                             76,291
                           2,200      Haemonetics Corp. (a)                             108,724
                           7,300      Halozyme Therapeutics, Inc. (a)                    63,437
                           3,000      Hansen Medical, Inc. (a)(f)                        81,330
                           5,400      Health Grades Inc. (a)                             31,860
                          20,480      Health Management Associates, Inc. Class A        142,131
                           8,080      Health Net, Inc. (a)                              436,724
                           5,277      Healthcare Services Group, Inc.                   106,965
                           4,000      HealthExtras, Inc. (a)                            111,320
                           5,200      HealthSouth Corp. (a)(f)                           91,052
                           4,800      HealthSpring, Inc. (a)                             93,600
                           1,900      HealthTronics, Inc. (a)                             9,690
                           3,500      Healthways, Inc. (a)                              188,895
                           1,300      Hemispherx Biopharma, Inc. (a)                      2,236
                           7,400      Henry Schein, Inc. (a)                            450,216
                           6,600      Herbalife Ltd.                                    300,036
                           4,145      Hillenbrand Industries, Inc.                      228,058
                             775      Hi-Tech Pharmacal Co., Inc. (a)                     9,199
                           2,300      Hollis-Eden Pharmaceuticals, Inc. (a)               4,531
                           5,100      Hologic, Inc. (a)                                 311,100
                           4,600      Hooper Holmes, Inc. (a)                            10,856
                          13,900      Human Genome Sciences, Inc. (a)                   143,031
                           2,900      Hydron Technologies, Inc. (a)                         435
                           1,600      ICU Medical, Inc. (a)                              62,000
                           3,000      II-VI, Inc. (a)                                   103,590
                           2,700      Idexx Laboratories, Inc. (a)                      295,893
                           2,700      I-Flow Corp. (a)                                   50,193
                           7,721      ImClone Systems, Inc. (a)                         319,186
                           5,537      Immucor, Inc. (a)                                 197,948

                                       24

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,000      Immunicon Corp. (a)                        $        4,640
                           2,900      ImmunoGen, Inc. (a)                                13,485
                           8,300      Immunomedics, Inc. (a)                             19,007
                           8,800      Incyte Corp. (a)                                   62,920
                           7,300      Indevus Pharmaceuticals, Inc. (a)                  50,443
                           4,200      Insmed, Inc. (a)(f)                                 2,860
                           6,400      Inspire Pharmaceuticals, Inc. (a)                  34,368
                             700      Insulet Corp. (a)                                  15,225
                           3,000      Integra LifeSciences Holdings Corp. (a)           145,740
                           4,000      InterMune, Inc. (a)(f)                             76,520
                           2,600      Introgen Therapeutics, Inc. (a)(f)                 10,842
                           2,750      Intuitive Surgical, Inc. (a)                      632,500
                           1,900      Invacare Corp.                                     44,422
                           4,175      Inverness Medical Innovations, Inc. (a)           230,961
                           8,700      Isis Pharmaceuticals, Inc. (a)                    130,239
                           4,600      Ista Pharmaceuticals, Inc. (a)(f)                  31,740
                             700      Javelin Pharmaceuticals, Inc. (a)                   3,514
                             500      Jazz Pharmaceuticals, Inc. (a)                      5,600
                           2,700      K-V Pharmaceutical Co. Class A (a)                 77,220
                           2,000      Kendle International, Inc. (a)                     83,060
                           2,200      Kensey Nash Corp. (a)                              57,442
                           4,390      Kindred Healthcare, Inc. (a)                       78,625
                           5,415      Kinetic Concepts, Inc. (a)                        304,756
                           1,700      Kosan Biosciences, Inc. (a)                         8,517
                           3,700      Kyphon, Inc. (a)                                  259,000
                           1,950      LCA-Vision, Inc.                                   57,311
                           2,700      LHC Group, Inc. (a)                                57,969
                           5,540      La Jolla Pharmaceutical Co. (a)                    24,542
                           1,210      Lakeland Industries, Inc. (a)                      14,472
                             400      Landauer, Inc.                                     20,384
                             300      Langer, Inc. (a)                                    1,500
                             800      Lectec Corp. (a)                                    1,720
                           2,700      Lexicon Genetics, Inc. (a)                          9,342
                           3,000      LifeCell Corp. (a)                                112,710
                             700      Lifecore Biomedical, Inc. (a)                       9,030
                           5,245      LifePoint Hospitals, Inc. (a)                     157,402
                           8,200      Ligand Pharmaceuticals, Inc. Class B               43,788
                           7,200      Lincare Holdings, Inc. (a)                        263,880
                           1,800      MEDTOX Scientific, Inc. (a)                        36,810
                           7,640      MGI Pharma, Inc. (a)                              212,239
                           4,179      Magellan Health Services, Inc. (a)                169,584
                           3,100      Mannatech, Inc. (f)                                25,110
                           7,600      MannKind Corp. (a)(f)                              73,568
                           2,200      Martek Biosciences Corp. (a)                       63,866
                           3,500      Masimo Corp. (a)                                   89,810
                           9,800      Medarex, Inc. (a)                                 138,768
                           1,900      MedCath Corp. (a)                                  52,174
                             900      Medical Action Industries, Inc. (a)                21,294
                           5,470      Medicines Co. (a)                                  97,421
                           5,000      Medicis Pharmaceutical Corp. Class A              152,550
                           2,100      Medifast, Inc. (a)(f)                              11,718
                           2,030      Medis Technologies Ltd. (a)(f)                     26,390
                           3,400      Medivation, Inc. (a)                               68,170
                             100      Memory Pharmaceuticals Corp. (a)                      178
                           3,600      Mentor Corp. (f)                                  165,780

                                       25

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,025      Meridian Bioscience, Inc.                  $       61,398
                           1,568      Merit Medical Systems, Inc. (a)                    20,353
                           2,700      Metabolix, Inc. (a)                                65,502
                             300      Metropolitan Health Networks, Inc. (a)                693
                             533      Micromet, Inc. (a)                                  1,055
                           2,600      Microtek Medical Holdings, Inc. (a)                16,068
                           2,900      Micrus Endovascular Corp. (a)                      52,983
                           1,400      MiddleBrook Pharmaceuticals, Inc. (a)               3,346
                          21,238      Millennium Pharmaceuticals, Inc. (a)              215,566
                           1,900      Mine Safety Appliances Co.                         89,509
                             400      Molecular Insight Pharmaceuticals, Inc. (a)         2,716
                           1,700      Molina Healthcare, Inc. (a)                        61,659
                          13,060      Monogram Biosciences, Inc. (a)                     18,676
                           3,800      Myriad Genetics, Inc. (a)                         198,170
                           5,100      NBTY, Inc. (a)                                    207,060
                           8,840      NPS Pharmaceuticals, Inc. (a)                      50,830
                           3,500      Nabi Biopharmaceuticals (a)                        14,210
                             150      National Dentex Corp. (a)                           2,380
                             400      National Healthcare Corp.                          20,556
                             400      Natrol, Inc. (a)                                    1,200
                           1,100      Natus Medical, Inc. (a)                            17,534
                           9,700      Nektar Therapeutics (a)(f)                         85,651
                           4,486      Neopharm, Inc. (a)                                  4,441
                           1,900      Neose Technologies, Inc. (a)                        2,926
                           4,245      Neurocrine Biosciences, Inc. (a)                   42,450
                           2,600      Neurogen Corp. (a)                                 11,544
                           1,700      Neurometrix, Inc. (a)(f)                           14,841
                           3,000      Northfield Laboratories, Inc. (a)(f)                5,760
                           2,100      Nova Biosource Fuels, Inc. (a)                      5,901
                           4,000      Novacea, Inc. (a)                                  32,040
                           3,500      Novavax, Inc. (a)                                  12,565
                           3,700      Noven Pharmaceuticals, Inc. (a)                    58,941
                           1,400      Nutraceutical International Corp. (a)              21,294
                           3,900      NuVasive, Inc. (a)                                140,127
                          10,221      Nuvelo, Inc. (a)                                   20,953
                           3,700      NxStage Medical, Inc. (a)                          53,613
                           5,267      OSI Pharmaceuticals, Inc. (a)                     179,025
                           4,500      Oakley, Inc.                                      130,635
                           2,800      Obagi Medical Products, Inc. (a)                   51,716
                           3,850      Odyssey HealthCare, Inc. (a)                       36,998
                           8,200      Omnicare, Inc.                                    271,666
                           1,600      Omrix Biopharmaceuticals, Inc. (a)                 56,496
                           3,900      Onyx Pharmaceuticals, Inc. (a)                    169,728
                           8,100      Opko Health, Inc. (a)                              32,400
                           4,775      OraSure Technologies, Inc. (a)                     47,989
                             900      Orexigen Therapeutics, Inc. (a)                    11,889
                             900      Orthofix International NV (a)                      44,073
                           4,100      Orthologic Corp. (a)                                5,781
                           5,920      Orthovita, Inc. (a)                                17,938
                             550      Oscient Pharmaceuticals Corp. (a)                   1,419
                           1,300      Osiris Therapeutics, Inc. (a)(f)                   16,744
                           3,300      Osteotech, Inc. (a)                                24,816
                           2,300      Owens & Minor, Inc.                                87,607
                          10,500      PDL BioPharma, Inc. (a)                           226,905
                           6,300      PSS World Medical, Inc. (a)                       120,519

                                       26

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,500      Pain Therapeutics, Inc. (a)                $       42,075
                           2,300      Par Pharmaceutical Cos., Inc. (a)                  42,688
                           2,600      Parexel International Corp. (a)                   107,302
                           3,400      Pediatrix Medical Group, Inc. (a)                 222,428
                           4,000      Penwest Pharmaceuticals Co. (a)(f)                 44,040
                          20,800      Peregrine Pharmaceuticals, Inc. (a)(f)             13,728
                           9,000      Perrigo Co.                                       192,150
                           3,700      PetMed Express, Inc. (a)                           51,837
                           9,900      Pharmaceutical Product Development, Inc.          350,856
                             700      Pharmacopeia Drug Discovery, Inc. (a)               4,004
                           2,290      Pharmacyclics, Inc. (a)                             5,267
                           4,623      PharMerica Corp. (a)                               68,975
                           3,400      Pharmion Corp. (a)                                156,876
                           1,140      Pharmos Corp. (a)                                   1,015
                           2,623      PolyMedica Corp.                                  137,760
                           4,400      Pozen, Inc. (a)                                    48,664
                           2,500      Prestige Brands Holdings, Inc. (a)                 27,450
                           2,400      Progenics Pharmaceuticals, Inc. (a)                53,064
                             800      ProxyMed, Inc. (a)                                  2,344
                             125      Psychemedics Corp.                                  2,169
                           3,232      Psychiatric Solutions, Inc. (a)                   126,953
                           2,700      QMed, Inc. (a)                                      6,804
                           1,900      Quidel Corp. (a)                                   37,164
                           2,600      Radiation Therapy Services, Inc. (a)               54,132
                             600      RadNet, Inc. (a)                                    5,256
                           1,600      Regeneration Technologies, Inc. (a)                17,152
                           6,000      Regeneron Pharmaceuticals, Inc. (a)               106,800
                           3,200      RehabCare Group, Inc. (a)                          56,288
                           1,600      Reliv International, Inc.                          16,000
                           1,800      Renovis, Inc. (a)                                   6,948
                           1,200      Res-Care, Inc. (a)                                 27,408
                           5,100      Resmed, Inc. (a)                                  218,637
                           5,300      Respironics, Inc. (a)                             254,559
                           1,300      Retractable Technologies, Inc. (a)                  2,470
                           2,200      Rochester Medical Corp. (a)(f)                     39,930
                           6,103      Salix Pharmaceuticals Ltd. (a)                     75,799
                           5,000      Sangamo Biosciences, Inc. (a)(f)                   70,550
                           2,700      Santarus, Inc. (a)                                  7,155
                           5,184      Savient Pharmaceuticals, Inc. (a)                  75,427
                           5,700      Sciclone Pharmaceuticals, Inc. (a)                 11,172
                           4,150      Sciele Pharma, Inc. (a)(f)                        107,983
                           6,800      Seattle Genetics, Inc. (a)                         76,432
                           7,455      Sepracor, Inc. (a)                                205,013
                           5,100      Sierra Health Services, Inc. (a)                  215,169
                             900      Sirtris Pharmaceuticals, Inc. (a)                  15,372
                           5,000      Skilled Healthcare Group, Inc. Class A (a)         78,750
                           3,000      Somaxon Pharmaceuticals, Inc. (a)                  30,510
                           3,500      Sonic Innovations, Inc. (a)                        32,095
                           2,300      SonoSite, Inc. (a)                                 70,196
                           1,900      Sparta Surgical Corp. (a)                               0
                           1,200      Spectranetic Corp. (a)                             16,176
                              16      Spectrum Pharmaceuticals, Inc. (a)                     68
                           2,400      Staar Surgical Co. (a)                              7,200
                          10,100      Star Scientific, Inc. (a)                          10,201
                           5,400      StemCells, Inc. (a)(f)                             11,394

                                       27

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,600      Stereotaxis, Inc. (a)                      $       35,854
                           3,400      Steris Corp.                                       92,922
                           1,500      Sucampo Pharmaceuticals, Inc. Class A (a)          16,125
                           3,500      Sun Healthcare Group, Inc. (a)                     58,485
                           3,000      Sunrise Senior Living, Inc. (a)                   106,110
                           3,130      SuperGen, Inc. (a)                                 13,584
                           2,100      SurModics, Inc. (a)(f)                            102,921
                           1,000      Symmetry Medical, Inc. (a)                         16,700
                           2,200      Synovis Life Technologies, Inc. (a)                47,454
                             300      Synta Pharmaceuticals Corp. (a)                     1,980
                           8,500      SyntheMed, Inc. (a)                                 6,290
                              50      Synvista Therapeutics, Inc. (a)                       155
                             850      Targeted Genetics Corp. (a)                         1,573
                           2,500      Techne Corp. (a)                                  157,700
                          10,830      Telik, Inc. (a)(f)                                 31,515
                           7,100      Tercica, Inc. (a)(f)                               44,020
                           1,900      Theragenics Corp. (a)                               8,531
                           3,900      Theravance, Inc. (a)                              101,751
                           6,600      Third Wave Technologies, Inc. (a)                  56,958
                           5,700      Thoratec Corp. (a)                                117,933
                           7,300      Threshold Pharmaceuticals, Inc. (a)                 6,497
                           2,800      Titan Pharmaceuticals, Inc. (a)                     5,936
                           5,300      Tomotherapy, Inc. (a)                             123,119
                             375      TorreyPines Therapeutics, Inc. (a)                  2,265
                             900      Transgenomic, Inc. (a)                                630
                           2,900      Trimeris, Inc. (a)                                 22,562
                             700      Tripos, Inc. (a)                                      399
                             400      Trubion Pharmaceuticals, Inc. (a)                   4,852
                             800      US Physical Therapy, Inc. (a)                      11,840
                           1,900      USANA Health Sciences, Inc. (a)(f)                 83,125
                             400      Uluru, Inc. (a)                                     1,888
                           2,300      United Therapeutics Corp. (a)                     153,042
                           1,500      Universal Display Corp. (a)(f)                     26,580
                           3,700      Universal Health Services, Inc. Class B           201,354
                           1,700      Urologix, Inc. (a)                                  3,162
                           1,100      Utah Medical Products, Inc.                        34,529
                           5,540      VCA Antech, Inc. (a)                              231,295
                           5,200      Valeant Pharmaceuticals International              80,496
                           3,600      Vanda Pharmaceuticals, Inc. (a)                    50,076
                           3,100      Ventana Medical Systems, Inc. (a)                 266,321
                           1,700      Vermillion, Inc. (a)(f)                             1,700
                          10,562      Vertex Pharmaceuticals, Inc. (a)                  405,686
                           2,600      ViaCell, Inc. (a)                                  12,272
                               9      Via Pharmaceuticals, Inc. (a)                          31
                           1,000      Vical, Inc. (a)                                     4,890
                           3,300      Vion Pharmaceuticals, Inc. (a)                      2,508
                           4,000      ViroPharma, Inc. (a)                               35,600
                           1,205      VistaCare, Inc. Class A (a)                         7,881
                             700      Vital Signs, Inc.                                  36,498
                           7,400      Vivus, Inc. (a)(f)                                 36,704
                              60      Vnus Medical Technologies, Inc. (a)                   953
                           3,200      Volcano Corp. (a)                                  52,608
                          19,000      Warner Chilcott Ltd. (a)                          337,630
                           1,900      West Pharmaceutical Services, Inc.                 79,154
                           1,400      Wright Medical Group, Inc. (a)                     37,548

                                       28

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          14,900      XOMA Ltd. (a)(f)                           $       50,809
                             200      XTENT, Inc. (a)                                     1,700
                           1,500      Xenoport, Inc. (a)                                 70,575
                           2,700      Zila, Inc. (a)                                      3,132
                           2,110      Zoll Medical Corp. (a)                             54,691
                           7,300      ZymoGenetics, Inc. (a)                             95,265
                                                                                ---------------
                                                                                     36,817,795
-----------------------------------------------------------------------------------------------
ELECTRONICS - 6.9%         7,300      8x8, Inc. (a)(f)                                    8,979
                             100      ACE*COMM Corp. (a)                                     54
                           9,600      AMIS Holdings, Inc. (a)                            93,216
                           3,100      APAC Customer Services, Inc. (a)                    7,812
                           3,100      ATMI, Inc. (a)                                     92,225
                          15,700      AVX Corp.                                         252,770
                           1,200      AXT, Inc. (a)                                       7,428
                             400      AZZ Inc. (a)                                       13,984
                           2,400      Actel Corp. (a)                                    25,752
                           3,600      Acuity Brands, Inc.                               181,728
                           5,400      Acxiom Corp.                                      106,866
                           1,300      Advanced Analogic Technologies, Inc. (a)           13,832
                           2,500      Advanced Energy Industries, Inc. (a)               37,750
                           4,300      Agilysys, Inc.                                     72,670
                           1,900      Airvana, Inc. (a)                                  11,495
                           1,400      Alliance Fiber Optic Products, Inc. (a)             2,618
                           2,962      Alliant Techsystems, Inc. (a)                     323,747
                           8,400      Altair Nanotechnologies, Inc. (a)(f)               27,468
                           3,600      Altra Holdings, Inc. (a)                           60,012
                           1,850      American Physicians Capital, Inc.                  72,076
                           1,200      American Science & Engineering, Inc.               75,192
                          12,710      Amkor Technology, Inc. (a)                        146,419
                             600      Ampex Corp. (a)                                     4,896
                          12,910      Amphenol Corp. Class A                            513,302
                             100      Amtech Systems, Inc. (a)                            1,284
                           5,000      Anadigics, Inc. (a)                                90,400
                           2,200      Anaren, Inc. (a)                                   31,020
                          13,200      Andrew Corp. (a)                                  182,820
                           3,400      Anixter International, Inc. (a)                   280,330
                          25,500      Applied Micro Circuits Corp. (a)                   80,580
                           9,600      Arris Group, Inc. (a)                             118,560
                           8,800      Arrow Electronics, Inc. (a)                       374,176
                           4,300      Asyst Technologies, Inc. (a)                       22,747
                           3,500      Atheros Communications, Inc. (a)                  104,895
                          42,100      Atmel Corp. (a)                                   217,236
                           2,200      Audiovox Corp. Class A (a)                         22,638
                           4,200      AuthenTec, Inc. (a)                                42,000
                          12,400      Avanex Corp. (a)                                   20,336
                           3,956      Avid Technology, Inc. (a)                         107,128
                          10,864      Avnet, Inc. (a)                                   433,039
                             900      Aware, Inc. (a)                                     3,870
                           7,500      Axcelis Technologies, Inc. (a)                     38,325
                           1,500      Axsys Technologies, Inc. (a)                       46,440
                             400      Badger Meter, Inc.                                 12,820
                             600      Bel Fuse, Inc.                                     20,796
                           3,000      Belden, Inc.                                      140,730
                           2,135      Bell Microproducts, Inc. (a)                       13,280
                           4,884      Benchmark Electronics, Inc. (a)                   116,581

                                       29

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,200      BigBand Networks, Inc. (a)                 $       20,480
                          16,400      Bookham, Inc. (a)                                  45,264
                           7,982      Brooks Automation, Inc. (a)                       113,664
                          10,400      Bruker BioSciences Corp. (a)                       91,520
                           1,800      C&D Technologies, Inc. (a)                          8,964
                           2,800      C-COR, Inc. (a)                                    32,172
                          27,700      CMGI, Inc. (a)                                     37,672
                           2,200      CTS Corp.                                          28,380
                           2,600      Cabot Microelectronics Corp. (a)                  111,150
                          22,200      Cadence Design Systems, Inc. (a)                  492,618
                           1,300      CalAmp Corp. (a)                                    4,485
                           4,000      California Micro Devices CP (a)                    17,560
                           2,385      Caliper Life Sciences, Inc. (a)                    13,690
                           2,800      Candela Corp. (a)                                  23,772
                           5,300      Captaris, Inc. (a)                                 28,037
                           2,200      Cavium Networks, Inc. (a)                          71,500
                           5,600      Cepheid, Inc. (a)                                 127,680
                           1,103      Ceva, Inc. (a)                                      9,916
                             700      Champion Industries, Inc.                           4,207
                           2,300      Checkpoint Systems, Inc. (a)                       60,697
                           9,500      Cirrus Logic, Inc. (a)                             60,800
                           2,600      Coherent, Inc. (a)                                 83,408
                           1,300      Cohu, Inc.                                         24,375
                           4,100      CommScope, Inc. (a)                               205,984
                           2,500      Comtech Telecommunications Corp. (a)              133,725
                          27,548      Conexant Systems, Inc. (a)                         33,058
                           4,900      Cox Radio, Inc. Class A (a)                        63,945
                          10,100      Credence Systems Corp. (a)                         31,209
                           5,600      Cree, Inc. (a)(f)                                 174,160
                           3,605      Cymer, Inc. (a)                                   138,396
                          10,800      Cypress Semiconductor Corp. (a)                   315,468
                           3,627      DDi Corp. (a)                                      24,047
                           4,000      DSP Group, Inc. (a)                                63,320
                           2,700      DTS, Inc. (a)                                      81,999
                           4,200      Daktronics, Inc. (f)                              114,324
                           3,400      Data Domain, Inc. (a)                             105,230
                             100      Dataram Corp.                                         337
                           3,600      DealerTrack Holdings, Inc. (a)                    150,768
                           4,450      Diodes, Inc. (a)                                  142,845
                           1,700      Dionex Corp. (a)                                  135,082
                           8,500      Dolby Laboratories, Inc. Class A (a)              295,970
                             600      Ducommun, Inc. (a)                                 19,380
                           1,400      Dynamics Research Corp. (a)                        15,638
                           3,700      EFJ, Inc. (a)                                      21,460
                             700      EMS Technologies, Inc. (a)                         17,171
                           4,000      ESS Technology, Inc. (a)                            5,360
                             300      Eagle Test Systems, Inc. (a)                        3,846
                           1,700      Electroglas, Inc. (a)                               3,910
                           3,700      Electro Scientific Industries, Inc. (a)            88,652
                           6,000      Electronics for Imaging, Inc. (a)                 161,160
                              20      eMagin Corp. (a)                                       16
                           6,600      Emcore Corp. (a)(f)                                63,360
                           1,400      Empire Resources, Inc. (f)                          9,408
                           5,600      Emulex Corp. (a)                                  107,352
                           1,000      EndWare Corp. (a)                                  10,610

                                       30

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           4,100      Energizer Holdings, Inc. (a)               $      454,485
                           4,500      Energy Conversion Devices, Inc. (a)(f)            102,240
                           1,800      EnerSys (a)                                        31,986
                           4,700      Entertainment Distribution Co., Inc. (a)            6,016
                           5,100      Exar Corp. (a)                                     66,606
                           1,800      Excel Technology, Inc. (a)                         44,910
                           7,487      Exide Technologies (a)                             48,665
                           4,000      FEI Co. (a)                                       125,720
                           5,300      FSI International, Inc. (a)                        12,349
                           7,500      Fairchild Semiconductor International, Inc. (a)   140,100
                           1,600      Faro Technologies, Inc. (a)                        70,640
                           6,100      First Solar, Inc. (a)                             718,214
                           6,000      Flir Systems, Inc. (a)                            332,340
                           2,000      Flotek Industries, Inc. (a)                        88,300
                           4,700      Formfactor, Inc. (a)                              208,539
                           8,000      FuelCell Energy, Inc. (a)(f)                       71,520
                           2,400      GTC Biotherapeutics, Inc. (a)                       2,448
                           4,500      General Cable Corp. (a)                           302,040
                           1,900      Genesis Energy LP                                  52,915
                           3,200      Genesis Microchip, Inc. (a)                        25,088
                           4,100      Getty Images, Inc. (a)                            114,144
                           4,200      Glu Mobile, Inc. (a)                               38,094
                           6,300      Harmonic, Inc. (a)                                 66,843
                          10,090      Harris Corp.                                      583,101
                           1,520      Harvard Bioscience, Inc. (a)                        6,840
                           6,100      Hearst-Argyle Television, Inc.                    158,356
                           3,575      Herley Industries, Inc. (a)                        53,482
                             447      Hifn, Inc. (a)                                      3,656
                           2,200      Hittite Microwave Corp. (a)                        97,130
                           3,800      Hoku Scientific, Inc. (a)                          36,784
                           2,600      Houston Wire & Cable Co.                           47,086
                             800      Hungarian Telephone & Cable Corp. (a)              15,728
                           3,395      Hutchinson Technology, Inc. (a)                    83,517
                           6,800      INVESTools, Inc. (a)                               82,212
                           4,200      IPG Photonics Corp. (a)                            82,572
                           2,700      IRIS International, Inc. (a)                       51,840
                           5,100      IXYS Corp. (a)                                     53,193
                           5,800      Ikanos Communications, Inc. (a)                    32,306
                           4,846      Illumina, Inc. (a)                                251,410
                           7,900      Infinera Corp. (a)                                159,185
                           3,600      Infosonics Corp. (a)                                7,812
                           3,935      Innovex, Inc. (a)                                   4,879
                           2,200      Integrated Electrical Services, Inc. (a)           56,342
                           2,170      Integrated Silicon Solutions, Inc. (a)             13,671
                           6,200      Interactive Data Corp.                            174,840
                           4,600      InterDigital, Inc. (a)                             95,588
                           4,300      International Rectifier Corp. (a)                 141,857
                          11,515      Intersil Corp. Class A                            384,946
                           3,600      Isilon Systems, Inc. (a)                           27,720
                           2,900      Itron, Inc. (a)                                   269,903
                           2,600      Ixia (a)                                           22,672
                           1,200      Keithley Instruments, Inc.                         12,720
                           2,800      Kemet Corp. (a)                                    20,580
                           4,200      Kopin Corp. (a)                                    16,002
                           7,500      Kulicke & Soffa Industries, Inc. (a)               63,600

                                       31

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             100      LCC International, Inc. Class A (a)        $          344
                           9,300      Lam Research Corp. (a)                            495,318
                           7,270      Lattice Semiconductor Corp. (a)                    32,642
                           6,100      Leadis Technology, Inc. (a)                        21,350
                             900      LeCroy Corp. (a)                                    6,714
                             100      Lightpath Technologies, Inc. Class A (a)              411
                           7,600      Limelight Networks, Inc. (a)                       66,728
                           2,470      Littelfuse, Inc. (a)                               88,154
                              25      M-Wave, Inc. (a)                                       55
                           6,053      MKS Instruments, Inc. (a)                         115,128
                           7,287      MRV Communications, Inc. (a)                       18,072
                           1,900      MTS Systems Corp.                                  79,040
                          46,800      Marvell Technology Group Ltd. (a)(h)              766,116
                           5,200      Mattson Technology, Inc. (a)                       44,980
                          26,000      Maxim Integrated Products, Inc.                   763,100
                           3,300      Maxwell Technologies, Inc. (a)(f)                  38,379
                           1,400      Mercury Computer Systems, Inc. (a)                 14,392
                           4,900      Methode Electronics, Inc.                          73,745
                           2,800      Mettler Toledo International, Inc. (a)            285,600
                           4,617      Microsemi Corp. (a)                               128,722
                           2,000      Microtune, Inc. (a)                                12,040
                           1,700      Mobility Electronics, Inc. (a)                      5,967
                           3,900      Monolithic Power Systems, Inc. (a)                 99,060
                           1,855      MoSys, Inc. (a)                                    13,096
                           1,100      Multi-Fineline Electronix, Inc. (a)                16,313
                           7,174      NCR Corp. (a)                                     170,382
                           3,500      NETGEAR, Inc. (a)                                 106,470
                           2,900      NU Horizons Electronics Corp. (a)                  27,347
                           4,225      Nanogen, Inc. (a)(f)                                3,084
                           2,000      Nanometrics, Inc. (a)                              17,940
                           3,000      Nanophase Technologies Corp. (a)(f)                19,950
                           3,700      Napco Security Systems, Inc. (a)(f)                20,609
                             320      Neomagic Corp. (a)                                  1,302
                           3,300      Neoware Systems, Inc. (a)                          53,526
                           4,500      NetList, Inc. (a)                                   9,315
                             800      Netlogic Microsystems, Inc. (a)                    28,888
                           5,200      Newport Corp. (a)                                  79,196
                          13,335      Nuance Communications, Inc. (a)                   257,499
                          24,250      ON Semiconductor Corp. (a)                        304,580
                           3,200      OSI Systems, Inc. (a)                              72,032
                           3,600      Omni Energy Services Corp. (a)                     28,764
                           5,700      Omnivision Technologies, Inc. (a)(f)              129,561
                           3,300      Oplink Communications, Inc. (a)                    45,078
                           3,400      OpNext, Inc. (a)                                   39,440
                          23,000      Optical Communication Products, Inc. (a)           37,720
                             300      PDF Solutions, Inc. (a)                             2,964
                           1,500      PLX Technology, Inc. (a)                           16,200
                          16,100      PMC-Sierra, Inc. (a)                              135,079
                           1,600      Palomar Medical Technologies, Inc. (a)             45,584
                           1,150      Park Electrochemical Corp.                         38,617
                             800      ParkerVision, Inc. (a)(f)                          12,144
                           1,500      Pericom Semiconductor Corp. (a)                    17,580
                           1,600      Photon Dynamics, Inc. (a)                          14,480
                           3,300      Pixelworks, Inc. (a)                                3,795
                             900      Planar Systems, Inc. (a)                            6,039

                                       32

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,400      Plantronics, Inc.                          $       68,520
                           3,000      Plexus Corp. (a)                                   82,200
                           1,100      Powell Industries, Inc. (a)                        41,679
                           8,800      Power-One, Inc. (a)                                44,880
                          11,800      Powerwave Technologies, Inc. (a)                   72,688
                             400      Preformed Line Products Co.                        20,808
                           8,400      Quantum Corp. (a)                                  28,560
                             200      QuickLogic Corp. (a)                                  652
                          19,435      RF Micro Devices, Inc. (a)                        130,798
                           2,900      Radisys Corp. (a)                                  36,105
                           8,300      Rambus, Inc. (a)                                  158,613
                           1,900      Raven Industries, Inc.                             76,095
                             700      Rex Stores Corp. (a)                               13,545
                             800      Richardson Electronics Ltd.                         5,480
                           1,500      Rofin-Sinar Technologies, Inc. (a)                105,315
                           2,928      Rudolph Technologies, Inc. (a)                     40,494
                           5,900      SAFLINK Corp. (a)(f)                                  342
                             800      SCM Microsystems, Inc. (a)                          2,376
                           4,900      STEC, Inc. (a)                                     37,387
                           1,200      Sagemark Cos. Ltd. (a)                                612
                          42,300      Sanmina-SCI Corp. (a)                              89,676
                          44,332      Seagate Technology                              1,134,013
                           1,100      Semitool, Inc. (a)                                 10,670
                           6,900      Semtech Corp. (a)                                 141,312
                           1,400      Shoretel, Inc. (a)                                 20,048
                             155      Sielox, Inc. (a)                                       45
                           5,500      Sigmatel, Inc. (a)                                 14,300
                           1,200      Sigmatron International, Inc. (a)                  14,208
                             100      Silicon Graphics, Inc. (a)                          1,959
                           4,700      Silicon Image, Inc. (a)                            24,205
                           5,300      Silicon Laboratories, Inc. (a)                    221,328
                           6,000      Silicon Storage Technology, Inc. (a)               19,320
                           5,800      Sirenza Microdevices, Inc. (a)                    100,282
                           3,900      SiRF Technology Holdings, Inc. (a)                 83,265
                          13,100      Skyworks Solutions, Inc. (a)                      118,424
                           2,900      Smart Modular Technologies WWH, Inc. (a)           20,735
                          13,300      Spansion LLC Class A (a)                          112,385
                              52      SpatiaLight, Inc. (a)                                  12
                           7,200      Spectrum Brands, Inc. (a)(f)                       41,760
                           9,200      Staktek Holdings, Inc. (a)                         31,648
                           2,100      Standard Microsystems Corp. (a)                    80,682
                           6,400      Starent Networks Corp. (a)                        135,104
                           6,700      SunPower Corp. Class A (a)(f)                     554,894
                             200      Suntron Corp. (a)                                     240
                           4,800      Super Micro Computer, Inc. (a)                     46,848
                             432      Superconductor Technologies, Inc. (a)               3,002
                           1,900      Superior Essex, Inc. (a)                           70,832
                           2,000      Supertex, Inc. (a)                                 79,760
                           4,176      Symmetricom, Inc. (a)                              19,627
                           2,700      Synaptics, Inc. (a)                               128,952
                          12,300      Syntax-Brillian Corp. (a)(f)                       50,061
                           2,300      TTM Technologies, Inc. (a)                         26,611
                           6,330      Taser International, Inc. (a)(f)                   99,191
                           2,100      Technitrol, Inc.                                   56,595
                             300      Techwell, Inc. (a)                                  3,186

                                       33

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             841      Tegal Corp. (a)                            $        4,550
                           5,600      Tekelec (a)                                        67,760
                           3,300      Telkonet, Inc. (a)(f)                               5,511
                              75      Terabeam, Inc. (a)                                    116
                           3,900      Tessera Technologies, Inc. (a)                    146,250
                           4,765      Thomas & Betts Corp. (a)                          279,420
                             800      Tollgrade Communications, Inc. (a)                  8,096
                             560      Transmeta Corp. (a)                                 3,298
                          21,100      TranSwitch Corp. (a)                               29,540
                           9,645      TriQuint Semiconductor, Inc. (a)                   47,357
                           3,100      Ultra Clean Holdings, Inc. (a)                     45,570
                           2,800      Ultralife Batteries, Inc. (a)                      35,840
                           1,700      Ultratech, Inc. (a)                                23,562
                             100      Unica Corp. (a)                                     1,123
                           1,300      United Industrial Corp.                            97,838
                             600      Unitil Corp.                                       17,700
                          12,500      Valence Technology, Inc. (a)(f)                    17,500
                           2,450      Varian, Inc. (a)                                  155,845
                           6,850      Varian Semiconductor Equipment Associates, Inc.(a)366,612
                           1,400      Viasat, Inc. (a)                                   43,162
                           5,500      Vicor Corp.                                        66,660
                           2,300      Virage Logic Corp. (a)                             17,066
                          11,761      Vishay Intertechnology, Inc. (a)                  153,246
                             300      Vocus, Inc. (a)                                     8,772
                             300      Volterra Semiconductor Corp. (a)                    3,684
                              66      Vyyo, Inc. (a)                                        371
                           3,600      WJ Communications, Inc. (a)                         4,680
                          15,800      Western Digital Corp. (a)                         400,056
                           6,017      Zebra Technologies Corp. Class A (a)              219,560
                           7,424      Zhone Technologies, Inc. (a)(f)                     8,835
                           3,361      Zoran Corp. (a)                                    67,892
                                                                                ---------------
                                                                                     26,959,687
-----------------------------------------------------------------------------------------------
ENERGY & RAW
MATERIALS - 4.3%           1,000      APCO Argentina, Inc.                              104,490
                             800      Adams Resources & Energy, Inc.                     22,280
                           3,800      Alliance Resource Partners LP                     127,414
                           5,200      Alpha Natural Resources, Inc. (a)                 120,796
                           4,000      Amerigas Partners LP                              142,800
                          10,100      Arch Coal, Inc.                                   340,774
                           1,900      Atlas Pipeline Partners LP                         89,110
                           3,000      Atwood Oceanics, Inc. (a)                         229,680
                             600      Barnwell Industries, Inc.                          10,008
                           4,600      Berry Petroleum Co. Class A                       182,114
                           7,800      Boardwalk Pipeline Partners LP                    238,914
                           7,400      Brigham Exploration Co. (a)                        43,882
                           1,800      Bristow Group, Inc. (a)                            78,678
                           3,700      Bronco Drilling Co., Inc. (a)                      54,760
                           3,200      Buckeye GP Holdings LP (f)                         96,352
                           2,800      Buckeye Partners LP                               137,032
                           2,750      CARBO Ceramics, Inc.                              139,508
                           1,700      CREDO Petroleum Corp. (a)                          17,306
                           7,840      Cabot Oil & Gas Corp. Class A                     275,654
                           4,500      Cal Dive International, Inc. (a)(f)                67,500
                           1,700      Calumet Specialty Products Partners LP             83,572
                           8,100      Cameron International Corp. (a)                   747,549
                           5,600      Canyon Resources Corp. (a)                          2,100

                                       34

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,816      Cimarex Energy Co.                         $      216,646
                           3,800      Compass Minerals International, Inc.              129,352
                           4,800      Crosstex Energy, Inc.                             181,968
                           1,000      Dawson Geophysical Co. (a)                         77,510
                           9,800      Denbury Resources, Inc. (a)                       437,962
                           1,800      Double Eagle Pete & Mining Co. (a)                 32,220
                           3,400      Dril-Quip, Inc. (a)                               167,790
                           8,100      Enterprise GP Holdings LP                         306,990
                          34,705      Enterprise Products Partners LP                 1,049,826
                           4,963      Exterran Holdings, Inc. (a)                       398,727
                             200      Exterran Partners LP                                6,400
                          10,900      FMC Technologies, Inc. (a)                        628,494
                           4,300      Ferrellgas Partners LP                             98,040
                           6,200      Forest Oil Corp. (a)                              266,848
                           4,500      Foundation Coal Holdings, Inc.                    176,400
                           1,300      Furmamite Corp. (a)                                11,830
                           8,100      GeoPetro Resources Co. (a)                         31,590
                           3,500      Goodrich Petroleum Corp. (a)(f)                   110,950
                           9,300      Grant Prideco, Inc. (a)                           507,036
                          10,600      Grey Wolf, Inc. (a)                                69,430
                           1,300      Haynes International, Inc. (a)                    110,981
                           4,200      Headwaters, Inc. (a)                               62,496
                           7,000      Helmerich & Payne, Inc.                           229,810
                           1,200      Holly Energy Partners LP                           55,260
                           3,900      ICO Inc. (a)                                       54,912
                           4,800      ION Geophysical Corp. (a)                          66,384
                           3,100      Idaho General Mines, Inc. (a)                      20,584
                           4,700      Inergy LP                                         148,614
                           2,800      James River Coal Co. (a)(f)                        17,360
                           8,000      Joy Global, Inc.                                  406,880
                          18,400      Kinder Morgan Energy Partners LP                  908,960
                           3,700      Kirby Corp. (a)                                   163,318
                           1,900      Lufkin Industries, Inc.                           104,538
                           1,600      MAXXAM, Inc. (a)                                   45,680
                           7,700      Massey Energy Co.                                 168,014
                          17,900      McDermott International, Inc. (a)                 968,032
                           3,300      NL Industries, Inc.                                37,389
                           2,600      Natural Gas Services Group (a)                     44,746
                           4,200      Natural Resource Partners LP                      130,956
                           5,200      Newpark Resources, Inc. (a)                        27,872
                          12,780      Noble Energy, Inc.                                895,111
                           4,400      Nustar GP Holdings LLC                            136,796
                           3,100      Oil States International, Inc. (a)                149,730
                           4,900      Parallel Petroleum Corp. (a)                       83,251
                           8,400      Parker Drilling Co. (a)                            68,208
                           3,800      Penn Virginia Corp.                               167,124
                           2,200      Penn Virginia GP Holdings LP                       80,982
                           2,100      Penn Virginia Resource Partners LP                 57,540
                           1,880      Petroleum Development Corp. (a)                    83,378
                           3,000      Pioneer Drilling Co. (a)                           36,540
                           8,840      Plains All American Pipeline LP                   481,746
                           3,212      Quantum Fuel Systems Technologies Worldwide,
                                         Inc. (a)(f)                                      3,533
                             100      RGC Resources, Inc.                                 2,669
                          11,300      Range Resources Corp.                             459,458
                           1,777      SEACOR Holdings, Inc. (a)                         168,993

                                       35

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          12,300      Southwestern Energy Co. (a)                $      514,755
                           1,900      Swift Energy Co. (a)                               77,748
                           2,300      TC PipeLines LP                                    82,064
                           5,300      TXCO Resources, Inc. (a)                           47,488
                           4,955      Tidewater, Inc.                                   311,372
                           6,000      USEC, Inc. (a)                                     61,500
                           4,600      Unit Corp. (a)                                    222,640
                           2,100      Uranium Resources, Inc. (a)                        19,719
                           2,300      W-H Energy Services, Inc. (a)                     169,625
                           1,700      Westmoreland Coal Co. (a)                          33,881
                           4,200      Williams Partners LP                              173,544
                           3,000      World Fuel Services Corp.                         122,430
                                                                                ---------------
                                                                                     16,742,893
-----------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 3.9%  6,700      AGL Resources, Inc.                               265,454
                           1,100      ATG, Inc. (a)                                           0
                           3,500      Active Power, Inc. (a)                              7,735
                           1,800      Allete, Inc.                                       80,568
                           7,700      Alliant Energy Corp.                              295,064
                           2,250      American States Water Co.                          87,750
                          11,917      Aqua America, Inc. (f)                            270,278
                          18,510      Aquila, Inc. (a)                                   74,225
                             225      Artesian Resources Corp. Class A                    4,275
                           8,800      Atmos Energy Corp.                                249,216
                             200      Atrion Corp.                                       25,000
                           6,100      Aventine Renewable Energy Holdings, Inc. (a)(f)    64,477
                           4,400      Avista Corp.                                       89,540
                             200      BIW Ltd.                                            4,620
                           3,800      Basin Water, Inc. (a)(f)                           44,954
                           7,730      Beacon Power Corp. (a)(f)                          15,073
                           6,000      BioFuel Energy Corp. (a)                           34,740
                           3,500      Black Hills Corp.                                 143,570
                             900      CH Energy Group, Inc.                              43,020
                           2,400      Cadiz, Inc. (a)                                    45,360
                           1,300      California Water Service Group                     50,037
                           2,766      Catalytica Energy Systems, Inc. (a)                 3,540
                           1,700      Central Vermont Public Service Corp.               62,118
                          11,300      Cheniere Energy Partners LP (f)                   208,259
                           1,300      Chesapeake Utilities Corp.                         44,187
                           6,500      Cleco Corp.                                       164,255
                           2,100      Comverge, Inc. (a)                                 69,006
                             600      Connecticut Water Service, Inc.                    13,896
                             600      Contango Oil & Gas Co. (a)                         21,720
                           4,200      Copano Energy LLC                                 154,266
                             900      DCP Midstream Partners LP                          38,682
                          10,335      DPL, Inc.                                         271,397
                             100      Delta Natural Gas Co., Inc.                         2,461
                           3,100      Eagle Rock Energy Partners LP                      65,069
                           3,100      El Paso Electric Co. (a)                           71,703
                           2,900      The Empire District Electric Co.                   65,511
                           2,200      EnerNOC, Inc. (a)                                  83,996
                           5,300      Energen Corp.                                     302,736
                          11,800      Energy East Corp.                                 319,190
                          12,800      Energy Transfer Partners LP                       625,280
                             200      Energy West, Inc.                                   2,782
                             450      EnergySouth, Inc.                                  22,689

                                       36

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           8,780      Equitable Resources, Inc.                  $      455,419
                           4,700      Evergreen Energy, Inc. (a)(f)                      23,970
                             199      Florida Public Utilities Co.                        2,348
                             100      GeoMet, Inc. (a)                                      509
                           1,800      Global Partners LP                                 52,470
                           8,100      Great Plains Energy, Inc.                         233,361
                           4,520      Hawaiian Electric Industries, Inc.                 98,129
                           4,600      IDACORP, Inc.                                     150,604
                           1,200      The Laclede Group, Inc.                            38,736
                          12,725      MDU Resources Group, Inc.                         354,264
                           2,500      MGE Energy, Inc.                                   83,600
                           4,200      Magellan Midstream Holdings LP (f)                110,880
                           1,300      MarkWest Hydrocarbon, Inc.                         75,569
                             766      Middlesex Water Co.                                14,477
                          20,700      Mirant Corp. (a)                                  842,076
                           2,100      Mitcham Industries, Inc. (a)                       40,488
                          20,560      NRG Energy, Inc. (a)                              869,482
                           7,200      NSTAR                                             250,632
                           6,950      National Fuel Gas Co.                             325,330
                           2,840      New Jersey Resources Corp.                        140,836
                          11,100      Northeast Utilities Inc.                          317,127
                           1,600      Northwest Natural Gas Co.                          73,120
                           4,400      NorthWestern Corp.                                119,548
                           7,900      OGE Energy Corp.                                  261,490
                           6,300      ONEOK Partners LP                                 374,598
                           8,890      Oneok, Inc.                                       421,386
                           2,200      Ormat Technologies, Inc. (f)                      101,948
                           3,200      Otter Tail Corp.                                  114,080
                           4,800      PNM Resources, Inc.                               111,744
                             177      Pennichuck Corp.                                    4,285
                          15,473      Pepco Holdings, Inc.                              419,009
                           4,900      Piedmont Natural Gas Co.                          122,941
                           2,600      Pike Electric Corp. (a)                            48,776
                           6,500      Portland General Electric Co.                     180,700
                           8,500      Puget Energy, Inc.                                207,995
                           5,800      Regency Energy Partners LP                        170,520
                          27,200      Reliant Energy, Inc. (a)                          696,320
                          10,100      SCANA Corp.                                       391,274
                           5,800      SEMCO Energy, Inc. (a)                             45,762
                             600      SJW Corp.                                          20,484
                             600      SMF Energy Corp. (a)                                  768
                           3,300      SemGroup Energy Partners LP (a)                    95,667
                          14,700      Sierra Pacific Resources                          231,231
                           1,600      South Jersey Industries, Inc.                      55,680
                           8,654      Southern Union Co.                                269,226
                           2,400      Southwest Gas Corp.                                67,896
                           1,571      Southwest Water Co.                                19,842
                           4,100      Spectra Energy Partners LP (a)                    107,666
                           1,100      Star Gas Partners LP (a)                            4,994
                           2,200      Targa Resources Partners LP                        63,800
                          13,200      Transmeridian Exploration, Inc. (a)(f)             27,456
                           7,360      UGI Corp.                                         191,213
                           1,833      UIL Holdings Corp.                                 57,740
                           3,400      Unisource Energy Corp.                            101,626
                           4,400      Vectren Corp.                                     120,076

                                       37

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,000      Venoco, Inc. (a)                           $       34,300
                           8,150      VeraSun Energy Corp. (a)(f)                        89,650
                           4,900      WGL Holdings, Inc.                                166,061
                           5,425      Westar Energy, Inc.                               133,238
                          10,080      Wisconsin Energy Corp.                            453,902
                                                                                ---------------
                                                                                     15,166,018
-----------------------------------------------------------------------------------------------
FOOD & AGRICULTURE - 1.8%    400      Alico, Inc.                                        17,336
                           2,200      The Andersons, Inc.                               105,644
                           5,300      B&G Foods, Inc. Class A                            67,840
                             500      Bridgford Foods Corp. (a)                           3,485
                          10,400      Bunge Ltd.                                      1,117,480
                           9,600      Burger King Holdings, Inc.                        244,704
                           4,500      CF Industries Holdings, Inc.                      341,595
                             200      Cagle's, Inc. Class A (a)                           1,950
                           3,000      Cal-Maine Foods, Inc.                              75,720
                           4,902      Chiquita Brands International, Inc. (a)            77,599
                             400      Coca-Cola Bottling Co. Consolidated                24,120
                             300      Consolidated-Tomoka Land Co.                       20,163
                           5,400      Corn Products International, Inc.                 247,698
                           1,200      Cuisine Solutions, Inc. (a)                         7,320
                             500      Dairy Mart Convenience Stores, Inc. (a)                 0
                           3,500      Darling International, Inc. (a)                    34,615
                          14,000      Del Monte Foods Co.                               147,000
                             900      Eden Bioscience Corp. (a)                             775
                             700      Farmer Bros. Co.                                   17,416
                             100      Fisher Communications, Inc. (a)                     4,987
                           5,718      Flowers Foods, Inc.                               124,652
                           4,500      Fresh Del Monte Produce, Inc.                     129,375
                             700      Gehl Co. (a)                                       15,631
                             600      Golden Enterprises, Inc.                            1,842
                           2,700      Green Mountain Coffee Roasters, Inc. (a)           89,613
                           1,000      Griffin Land & Nurseries, Inc. (a)                 36,520
                           4,439      Hain Celestial Group, Inc. (a)                    142,625
                           9,986      Hormel Foods Corp.                                357,299
                           2,212      Imperial Sugar Co. New Shares (f)                  57,800
                           2,700      Ingles Markets, Inc. Class A                       77,382
                           3,765      Ionatron, Inc. (a)(f)                              12,914
                           2,300      J&J Snack Foods Corp.                              80,086
                           3,919      The J.M. Smucker Co.                              209,353
                             700      John B. Sanfilippo & Son, Inc. (a)                  5,719
                           3,500      Jones Soda Co. (a)(f)                              42,210
                           2,200      Lance, Inc.                                        50,644
                           3,000      Lifeway Foods, Inc. (a)(f)                         50,490
                           2,900      MGP Ingredients, Inc.                              29,783
                             400      Maui Land & Pineapple Co., Inc. (a)                12,176
                             700      Monterey Gourmet Foods, Inc. (a)                    2,667
                           1,820      Nash Finch Co.                                     72,491
                           1,312      Neogen Corp. (a)                                   31,121
                           5,900      NitroMed, Inc. (a)                                 10,502
                           2,800      The Pantry, Inc. (a)                               71,764
                           2,500      Peet's Coffee & Tea, Inc. (a)                      69,775
                           9,127      PepsiAmericas, Inc.                               296,080
                           3,900      Performance Food Group Co. (a)                    117,507
                           4,400      Pilgrim's Pride Corp.                             152,812
                           2,732      Ralcorp Holdings, Inc. (a)                        152,500

                                       38

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,495      Rocky Mountain Chocolate Factory, Inc.     $       25,729
                           2,350      Sanderson Farms, Inc.                              97,925
                           4,200      Schiff Nutrition International, Inc.               25,158
                           6,000      The Scotts Miracle-Gro Co.                        256,500
                             100      Seaboard Corp.                                    196,000
                             200      Seneca Foods Corp. (a)                              5,438
                           3,700      Smart Balance, Inc. (a)                            45,658
                          11,088      Smithfield Foods, Inc. (a)                        349,272
                             114      SoftBrands, Inc. (a)                                  217
                           3,000      Spartan Stores, Inc.                               67,590
                           2,000      Susser Holdings Corp. (a)                          42,500
                             400      Tasty Baking Co.                                    4,036
                             600      Tejon Ranch Co. (a)                                24,840
                           7,100      Terra Industries, Inc. (a)                        221,946
                           2,963      Tootsie Roll Industries, Inc.                      78,608
                           1,812      TreeHouse Foods, Inc. (a)                          49,015
                           3,700      US BioEnergy Corp. (a)                             28,527
                           5,000      United Natural Foods, Inc. (a)                    136,100
                             800      Willamette Valley Vineyards, Inc. (a)               5,312
                           5,800      Winn-Dixie Stores, Inc. (a)                       108,576
                             500      Zanett, Inc. (a)                                      375
                             800      Zapata Corp. (a)                                    5,760
                                                                                ---------------
                                                                                      6,835,862
-----------------------------------------------------------------------------------------------
GOLD - 0.1%                1,200      Aurora Oil & Gas Corp. (a)                          1,728
                           5,580      Meridian Gold, Inc. (a)                           184,698
                           5,400      NGAS Resources, Inc. (a)(f)                        36,720
                           3,535      Royal Gold, Inc.                                  115,771
                          10,000      US Gold Corp. (a)(f)                               62,700
                                                                                ---------------
                                                                                        401,617
-----------------------------------------------------------------------------------------------
INSURANCE - 4.2%           1,300      21st Century Holding Co.                           18,460
                           1,100      ACA Capital Holdings, Inc. (a)(f)                   6,699
                           2,600      Affirmative Insurance Holdings, Inc.               29,874
                           4,900      Alfa Corp.                                         89,082
                             644      Alleghany Corp. (a)                               261,464
                           4,300      Allied World Assurance Holdings Ltd.              223,213
                           8,200      American Equity Investment Life Holding Co.        87,330
                           8,150      American Financial Group, Inc.                    232,438
                           1,900      American National Insurance Co.                   249,945
                           2,800      Amerisafe, Inc. (a)                                46,312
                           6,700      AmTrust Financial Services, Inc.                  101,639
                           6,405      Arch Capital Group Ltd. (a)                       476,596
                           2,139      Argo Group International Holdings Ltd. (a)         93,068
                           8,800      Arthur J. Gallagher & Co.                         254,936
                           8,600      Aspen Insurance Holdings Ltd.                     240,026
                           6,900      Assured Guaranty Ltd.                             187,473
                             700      Atlantic American Corp. (a)                         1,890
                          12,300      Axis Capital Holdings Ltd.                        478,593
                             950      Baldwin & Lyons, Inc. Class B                      25,945
                           9,500      Brown & Brown, Inc.                               249,850
                          21,729      CNA Financial Corp.                               854,384
                           1,700      CNA Surety Corp. (a)                               29,971
                           5,500      CastlePoint Holdings Ltd.                          63,250
                           4,700      Commerce Group, Inc.                              138,509
                          14,100      Conseco, Inc. (a)                                 225,600
                           3,200      Crawford & Co. Class B (a)                         20,352

                                       39

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,050      Delphi Financial Group, Inc. Class A       $      123,281
                             100      Donegal Group, Inc. Class A                         1,618
                           1,900      EMC Insurance Group, Inc.                          49,381
                           3,300      eHealth, Inc. (a)                                  91,410
                           5,500      Employers Holdings, Inc.                          113,355
                           5,100      Endurance Specialty Holdings Ltd.                 211,905
                             700      Enstar Group Ltd. (a)                              88,725
                           5,100      Erie Indemnity Co. Class A                        311,763
                           5,000      Everest Re Group Ltd.                             551,200
                           1,400      FBL Financial Group, Inc. Class A                  55,286
                           1,500      FPIC Insurance Group, Inc. (a)                     64,575
                          15,864      Fidelity National Title Group, Inc. Class A       277,303
                           7,835      First American Corp.                              286,918
                           2,700      First Mercury Financial Corp. (a)                  58,077
                             400      First United Corp.                                  8,396
                           4,100      Flagstone Reinsurance Holdings Ltd.                54,489
                          10,400      Fremont General Corp. (f)                          40,560
                           3,210      Great American Financial Resources, Inc.           78,709
                           4,200      Greenlight Capital Re Ltd. (a)                     85,176
                           7,750      HCC Insurance Holdings, Inc.                      221,960
                           3,100      The Hanover Insurance Group, Inc.                 136,989
                           2,000      Harleysville Group, Inc.                           63,960
                           2,100      Hilb Rogal & Hobbs Co.                             90,993
                           2,400      Horace Mann Educators Corp.                        47,304
                           6,300      IPC Holdings, Ltd.                                181,755
                             720      Independence Holding Co.                           14,674
                           2,500      Infinity Property & Casualty Corp.                100,550
                           6,000      Isolagen, Inc. (a)(f)                              15,960
                           2,300      James River Group, Inc.                            74,520
                           1,500      KMG America Corp (a)                                8,880
                           1,700      Kansas City Life Insurance Co.                     74,630
                           2,100      LandAmerica Financial Group, Inc.                  81,858
                           1,625      Life Partners Holdings, Inc. (f)                   54,681
                             752      Markel Corp. (a)                                  363,968
                           6,200      Max Capital Group Ltd.                            173,848
                           3,900      Meadowbrook Insurance Group, Inc. (a)              35,139
                           1,600      Mercer Insurance Group, Inc.                       28,304
                           3,700      Mercury General Corp.                             199,541
                           6,900      Montpelier Re Holdings Ltd.                       122,130
                             500      NYMAGIC, Inc.                                      13,905
                           3,200      National Atlantic Holdings Corp. (a)               29,632
                             500      National Interstate Corp.                          15,395
                           1,000      National Medical Health Card Systems, Inc. (a)      9,570
                          12,600      Nationwide Financial Services, Inc. Class A       678,132
                             700      Navigators Group, Inc. (a)                         37,975
                           5,900      Odyssey Re Holdings Corp.                         218,949
                          16,012      Old Republic International Corp.                  300,065
                           8,700      OneBeacon Insurance Group Ltd.                    187,485
                           4,695      PMA Capital Corp. Class A (a)                      44,602
                           6,900      The PMI Group, Inc.                               225,630
                           5,200      PartnerRe Ltd.                                    410,748
                             250      Penn Treaty American Corp. (a)                      1,460
                           5,800      Philadelphia Consolidated Holding Co. (a)         239,772
                           6,500      The Phoenix Cos., Inc.                             91,715
                           2,000      Pico Holdings, Inc. (a)                            83,100

                                       40

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,700      Platinum Underwriters Holdings Ltd.        $      133,052
                           4,000      Presidential Life Corp.                            67,840
                           3,100      ProAssurance Corp. (a)                            166,997
                           5,500      Protective Life Corp.                             233,420
                           2,500      RLI Corp.                                         141,800
                             200      RTW, Inc. (a)                                       2,414
                           6,844      Radian Group, Inc.                                159,328
                           4,500      Reinsurance Group of America, Inc.                255,105
                           6,600      RenaissanceRe Holdings Ltd.                       431,706
                             400      SCPIE Holdings, Inc. (a)                            8,900
                           2,200      Safety Insurance Group, Inc.                       79,068
                           5,600      Scottish Re Group Ltd. (a)                         17,864
                           2,900      SeaBright Insurance Holdings, Inc. (a)             49,503
                           6,200      Security Capital Assurance Ltd.                   141,608
                           5,200      Selective Insurance Group, Inc.                   110,656
                           3,300      Stancorp Financial Group, Inc.                    163,383
                           2,125      State Auto Financial Corp.                         62,156
                             900      Stewart Information Services Corp.                 30,843
                           3,200      Tower Group, Inc.                                  83,776
                           5,631      Transatlantic Holdings, Inc.                      396,028
                           2,300      Triad Guaranty, Inc. (a)                           43,631
                             300      Unico American Corp. (a)                            3,360
                           4,800      United America Indemnity, Ltd. (a)                103,248
                           2,700      United Fire & Casualty Co.                        105,543
                           4,400      Unitrin, Inc.                                     218,196
                           5,800      Universal American Financial Corp. (a)            132,298
                           4,700      Validus Holdings Ltd. (a)                         113,928
                          14,190      W.R. Berkley Corp.                                420,450
                           3,000      WellCare Health Plans, Inc. (a)                   316,290
                           2,450      Zenith National Insurance Corp.                   109,981
                                                                                ---------------
                                                                                     16,221,177
-----------------------------------------------------------------------------------------------
INTERNATIONAL OIL - 0.4%   3,200      ATP Oil & Gas Corp. (a)                           150,496
                          18,889      GlobalSantaFe Corp.                             1,435,942
                           4,700      Sulphco, Inc. (a)(f)                               41,360
                                                                                ---------------
                                                                                      1,627,798
-----------------------------------------------------------------------------------------------
LIQUOR - 0.1%              2,000      Boston Beer Co., Inc. Class A (a)                  97,320
                           3,912      Central European Distribution Corp. (a)           187,424
                           2,760      National Beverage Corp.                            23,405
                             100      Pyramid Breweries, Inc. (a)                           271
                                                                                ---------------
                                                                                        308,420
-----------------------------------------------------------------------------------------------
MEDIA - 3.1%               2,800      ACCO Brands Corp. (a)                              62,832
                           1,000      Acme Communications, Inc.                           3,870
                           2,250      America's Car Mart, Inc. (a)                       25,447
                           4,500      Beasley Broadcasting Group, Inc. Class A           33,795
                           6,480      Belo Corp. Class A                                112,493
                          20,700      Blockbuster, Inc. Class A (a)(f)                  111,159
                          13,700      CNET Networks, Inc. (a)                           102,065
                              50      CTN Media Group, Inc. (a)                               0
                          23,100      Cablevision Systems Corp. Class A (a)             807,114
                           2,900      Carmike Cinemas, Inc. (f)                          53,273
                          36,100      Charter Communications, Inc. Class A (a)(f)        93,138
                          10,600      Cinemark Holdings, Inc.                           196,736
                          28,000      Citadel Broadcasting Corp.                        116,480
                           2,300      Coleman Cable, Inc. (a)                            31,832
                           1,500      Consolidated Graphics, Inc. (a)                    94,185

                                       41

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          11,600      Crown Media Holdings, Inc. Class A (a)(f)  $       83,404
                           6,965      Cumulus Media, Inc. Class A (a)                    71,182
                           2,500      Document Security Systems, Inc. (a)(f)             28,050
                           2,700      Dolan Media Co. (a)                                65,610
                           9,200      DreamWorks Animation SKG, Inc. Class A (a)        307,464
                          37,765      EchoStar Communications Corp. Class A (a)       1,767,780
                           6,400      Emmis Communications Corp. Class A                 31,616
                           3,400      Entercom Communications Corp.                      65,722
                           6,500      Entravision Communications Corp. Class A (a)       59,930
                           7,280      Gartner, Inc. Class A (a)                         178,069
                           5,400      GateHouse Media, Inc. (f)                          68,850
                           3,220      Gaylord Entertainment Co. (a)                     171,368
                           2,200      Gray Television, Inc.                              18,678
                              80      iBEAM Broadcasting Corp. (a)                            0
                          11,700      Idearc, Inc.                                      368,199
                              20      Intraware, Inc. (a)                                   115
                           4,400      John Wiley & Sons, Inc. Class A                   197,692
                           4,500      Journal Communications, Inc. Class A               42,660
                           5,200      Journal Register Co. (f)                           12,480
                           3,100      The Knot, Inc. (a)                                 65,906
                           3,300      Lee Enterprises, Inc.                              51,381
                          28,541      Liberty Global, Inc. (a)                        1,170,752
                           3,922      Liberty Global, Inc. Series C (a)                 151,624
                           3,200      Lin TV Corp. Class A (a)                           41,632
                           6,900      Live Nation, Inc. (a)                             146,625
                           1,600      Loral Space & Communications Ltd. (a)              63,600
                           3,600      Martha Stewart Living Omnimedia, Inc. Class A (a)  41,940
                           7,800      McClatchy Co. Class A (f)                         155,844
                          12,400      Mediacom Communications Corp. Class A (a)          87,420
                           3,000      Media General, Inc. Class A                        82,530
                           4,300      National CineMedia, Inc.                           96,320
                           5,600      Navarre Corp. (a)                                  21,056
                           1,400      Network Equipment Technologies, Inc. (a)           20,300
                           2,500      Nexstar Broadcasting Group, Inc. Class A (a)       26,225
                          10,600      Palatin Technologies, Inc. (a)                      4,240
                           2,100      Playboy Enterprises, Inc. Class B (a)              22,554
                           3,906      Primedia, Inc.                                     54,835
                           2,000      Radio One, Inc. Class D (a)                         7,460
                          13,900      Regal Entertainment Group Series A                305,105
                           2,900      Regent Communications, Inc. (a)                     7,627
                           1,500      Rewards Network, Inc. (a)                           7,275
                           1,425      Saga Communications, Inc. Class A (a)              10,460
                           1,600      Salem Communications Corp. Class A                 12,800
                           4,110      Scholastic Corp. (a)                              143,275
                          10,100      Sinclair Broadcast Group, Inc. Class A            121,604
                           8,630      Source Interlink Cos., Inc. (a)                    30,378
                           5,100      Spanish Broadcasting System, Inc. Class A (a)      13,158
                           4,980      Sun-Times Media Group, Inc.                        11,305
                          80,700      Time Warner Cable, Inc. (a)                     2,646,960
                          10,165      TiVo, Inc. (a)                                     64,548
                             320      Triple Crown Media, Inc. (a)                        1,974
                             600      United Capital Corp. (a)                           15,900
                           9,900      Univercell Holdings, Inc. (a)                          40
                           2,000      Valassis Communications, Inc. (a)                  17,840
                           2,300      ValueVision Media, Inc. Class A (a)                17,043

                                       42

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,100      WPT Enterprises, Inc. (a)(f)               $        6,048
                             725      The Washington Post Co. Class B                   582,030
                           3,600      Westwood One, Inc.                                  9,900
                           6,900      WorldSpace, Inc. Class A (a)(f)                    27,462
                          24,475      XM Satellite Radio Holdings, Inc. Class A (a)     346,811
                           2,400      Young Broadcasting, Inc. Class A (a)                5,280
                                                                                ---------------
                                                                                     12,100,355
-----------------------------------------------------------------------------------------------
MISCELLANEOUS - 0.9%       5,400      Alliance Holdings GP LP                           130,032
                           1,900      Ceco Environmental Corp. (a)                       29,032
                           3,000      Coinstar, Inc. (a)                                 96,510
                           4,600      Complete Production Services, Inc. (a)             94,208
                           4,600      Delek US Holdings, Inc.                           115,368
                           3,300      DynCorp. International, Inc. (a)                   76,263
                           6,500      Force Protection, Inc. (a)(f)                     140,725
                           1,300      Gerber Scientific, Inc. (a)                        14,105
                           4,200      Goodman Global, Inc. (a)                          100,296
                           8,100      International Coal Group, Inc. (a)(f)              35,964
                          11,007      Liberty Media Holding Corp. - Capital (a)       1,374,004
                          55,336      Liberty Media Holding Corp. - Interactive (a)   1,063,005
                             100      Nextest Systems Corp. (a)                           1,286
                             500      Northstar Neuroscience, Inc. (a)                    5,580
                             500      Pegasus Wireless Corp. (a)(f)                          15
                           2,700      Penson Worldwide, Inc. (a)                         49,896
                           2,900      Smith & Wesson Holding Corp. (a)                   55,361
                           4,200      Teekay LNG Partners LP                            141,708
                           2,200      Visicu, Inc. (a)                                   16,676
                                                                                ---------------
                                                                                      3,540,034
-----------------------------------------------------------------------------------------------
MISCELLANEOUS
FINANCE - 10.5%            1,210      1st Source Corp.                                   27,709
                           5,450      A.G. Edwards, Inc.                                456,438
                           2,900      Acacia Research - Acacia Technologies (a)          42,572
                           3,447      Accredited Home Lenders Holding Co. (a)(f)         40,226
                           4,200      Advance America, Cash Advance Centers, Inc.        44,814
                           4,050      Advanta Corp. Class B                             111,051
                           2,500      Affiliated Managers Group, Inc. (a)               318,775
                           1,400      Agree Realty Corp.                                 43,876
                           7,000      AllianceBernstein Holding LP                      616,490
                           1,500      Amcore Financial, Inc.                             37,380
                           2,300      American Campus Communities, Inc.                  67,367
                          13,000      American Financial Realty Trust                   104,650
                           7,750      AmeriCredit Corp. (a)                             136,245
                             100      Ampal-American Israel Corp. Class A (a)               562
                           3,200      Anchor Bancorp Wisconsin, Inc.                     86,400
                           6,600      Ashford Hospitality Trust, Inc.                    66,330
                           2,100      Asset Acceptance Capital Corp.                     24,360
                           1,600      Asta Funding, Inc. (f)                             61,312
                           6,550      Astoria Financial Corp.                           173,771
                              74      Atlantic Coast Federal Corp.                        1,118
                           2,600      Atlantis Plastics, Inc. (a)                         4,914
                           5,801      BOK Financial Corp.                               298,229
                           2,300      BP Prudhoe Bay Royalty Trust (f)                  172,753
                           1,100      Bancorp Rhode Island, Inc.                         39,336
                           2,400      Bank of the Ozarks, Inc.                           73,272
                           4,435      BankUnited Financial Corp. Class A                 68,920
                           2,100      Banner Corp.                                       72,219
                             113      Berkshire Hathaway, Inc. Class A (a)           13,391,630

                                       43

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             446      Berkshire Hathaway, Inc. Class B (a)       $    1,762,592
                           1,400      Berkshire Hills Bancorp, Inc.                      42,322
                           9,700      BlackRock, Inc. (b)(f)                          1,682,077
                          20,000      Blackstone Group LP (a)(f)                        501,600
                          11,100      Broadridge Financial Solutions LLC                210,345
                           4,175      CVB Financial Corp.                                48,847
                           2,400      Calamos Asset Management, Inc. Class A             67,752
                             500      Camco Financial Corp.                               6,650
                             540      Capital Corp. of the West                           9,947
                           2,500      Capital Trust, Inc. (f)                            88,750
                          18,041      CapitalSource, Inc.                               365,150
                           4,600      CapLease, Inc.                                     47,150
                             515      Cascade Financial Corp.                             7,895
                           2,900      Cash America International, Inc.                  109,040
                           5,022      Cathay General Bancorp                            161,759
                           4,600      Centerline Holding Co. (f)                         70,610
                           2,676      Central Pacific Financial Corp.                    78,139
                           3,100      Cenveo, Inc. (a)                                   67,053
                             900      Charter Financial Corp.                            47,025
                           1,600      Citizens First Bancorp, Inc.                       28,720
                           2,890      Citizens, Inc. (a)(f)                              22,108
                             400      Clayton Holdings, Inc. (a)                          3,204
                           3,400      Cohen & Steers, Inc.                              125,902
                           5,100      CompuCredit Corp. (a)(f)                          110,721
                           8,700      Corrections Corp. of America (a)                  227,679
                          13,080      Covanta Holding Corp. (a)                         320,591
                           2,400      Cowen Group, Inc. (a)                              33,168
                           1,156      Cross Timbers Royalty Trust                        46,171
                           3,000      Deerfield Triarc Capital Corp.                     27,150
                           3,600      Delta Financial Corp. (f)                          17,676
                             300      Diamond Hill Investments Grp (a)                   24,525
                           3,700      Dime Community Bancshares, Inc.                    55,389
                           2,700      Downey Financial Corp. (f)                        156,060
                             629      ESB Financial Corp.                                 6,667
                             300      Eastern Virginia Bankshares, Inc.                   5,754
                          10,300      Eaton Vance Corp.                                 411,588
                           2,900      Encore Capital Group, Inc. (a)(f)                  34,220
                           3,400      Epoch Holding Corp. (a)                            47,668
                           3,400      eSpeed, Inc. Class A (a)                           29,002
                             700      Evercore Partners, Inc. Class A                    18,403
                           2,800      Extra Space Storage, Inc.                          43,092
                           4,000      Ezcorp, Inc. (a)                                   53,800
                           3,400      FBR Capital Markets Corp. (a)                      43,792
                           2,850      FCStone Group, Inc. (a)                            91,970
                             900      The FINOVA Group, Inc. (a)                             41
                           3,400      Financial Federal Corp.                            95,234
                           2,400      First Albany Cos., Inc. (a)                         4,080
                           2,961      First Community Bancorp, Inc.                     161,996
                             500      First Defiance Financial Corp.                     13,500
                             800      First Financial Corp.                              24,240
                           1,400      First Financial Holdings, Inc.                     43,792
                           2,150      First Indiana Corp.                                67,338
                           7,100      The First Marblehead Corp. (f)                    269,303
                             615      First Place Financial Corp.                        10,886
                           1,900      FirstFed Financial Corp. (a)(f)                    94,145

                                       44

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,600      Flagstar Bancorp, Inc.                     $       35,028
                           2,950      Flushing Financial Corp.                           49,560
                          32,000      Fortress Investment Group LLC (f)                 682,240
                           7,000      Franklin Street Properties Corp. (f)              120,750
                           9,710      Friedman Billings Ramsey Group, Inc. Class A       44,763
                             300      Frontline Capital Group (a)                             0
                           2,700      GAMCO Investors, Inc. Class A                     147,960
                           2,900      GFI Group, Inc. (a)                               249,748
                           3,956      Glacier Bancorp, Inc.                              89,089
                             800      Gramercy Capital Corp.                             20,136
                           2,300      Great Lakes Bancorp, Inc. (a)                      30,935
                           1,700      Greenhill & Co., Inc. (f)                         103,785
                             900      HMN Financial, Inc.                                26,667
                           1,800      Heartland Payment Systems, Inc. (f)                46,260
                             420      Heritage Financial Corp.                            9,261
                           4,100      Hersha Hospitality Trust                           40,590
                           4,000      Hugoton Royalty Trust (f)                          94,560
                           1,000      IBERIABANK Corp.                                   52,650
                           4,200      ITC Holdings Corp.                                208,110
                             242      Independence Federal Savings Bank (a)               2,396
                           2,524      Independent Bank Corp./MI                          27,890
                           7,100      IndyMac Bancorp, Inc. (f)                         167,631
                             800      InnSuites Hospitality Trust                         1,040
                           4,500      Interactive Brokers Group, Inc. Class A (a)       118,170
                           1,000      International Assets Holding Corp., Inc. (a)       25,750
                           6,441      International Bancshares Corp.                    139,770
                           3,400      International Securities Exchange, Inc.           225,998
                           3,000      Investment Technology Group, Inc. (a)             128,940
                           4,500      JMP Group, Inc.                                    42,210
                           3,700      Jackson Hewitt Tax Service, Inc.                  103,452
                           8,400      Jefferies Group, Inc. New Shares                  233,772
                           6,000      John D. Oil & Gas Co. (a)                           3,630
                           3,100      KBW, Inc. (a)                                      89,218
                           8,000      KKR Financial Holdings LLC                        134,800
                           1,690      KNBT Bancorp, Inc.                                 27,953
                          10,900      Knight Capital Group, Inc. Class A (a)            130,364
                           3,600      LaBranche & Co., Inc. (a)                          16,848
                           5,581      Ladenburg Thalmann Financial Services, Inc. (a)(f) 10,939
                           3,600      Lazard Ltd. Class A                               152,640
                           1,000      Lincoln Bancorp                                    15,740
                           1,000      Lipid Sciences, Inc. (a)                            1,210
                           4,050      MB Financial, Inc.                                139,927
                             900      MCF Corp. (a)                                       3,645
                           9,000      MF Global Ltd. (a)                                261,000
                             200      Malan Realty Investors, Inc.                            0
                          11,100      MasterCard, Inc. Class A (f)                    1,642,467
                             300      Maxus Realty Trust, Inc.                            2,985
                           1,200      McGrath RentCorp                                   39,888
                           3,300      Medallion Financial Corp.                          35,937
                           5,200      Medical Properties Trust, Inc.                     69,264
                             500      MicroFinancial, Inc.                                2,975
                             115      Mid Penn Bancorp, Inc.                              2,990
                             900      The Midland Co.                                    49,464
                           5,300      MoneyGram International, Inc.                     119,727
                           2,462      Monmouth Real Estate Investment Corp. Class A      20,730

                                       45

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             300      MutualFirst Financial, Inc.                $        5,295
                             400      NASB Financial, Inc.                               14,284
                          10,300      The NASDAQ Stock Market, Inc. (a)                 388,104
                          21,800      NYSE Euronext                                   1,725,906
                           3,390      Nastech Pharmaceutical Co., Inc. (a)(f)            45,121
                           2,500      National Financial Partners Corp.                 132,450
                             120      National Security Group, Inc.                       2,101
                             400      National Western Life Insurance Co. Class A       102,384
                           3,100      Nelnet, Inc. Class A                               56,544
                          26,841      New York Community Bancorp, Inc.                  511,321
                           3,900      NewStar Financial, Inc. (a)                        43,836
                             400      North American Scientific, Inc. (a)                   224
                           5,100      Northwest Bancorp, Inc.                           145,146
                           5,600      Nuveen Investments, Inc. Class A                  346,864
                           7,700      Nymex Holdings, Inc.                            1,002,386
                           1,400      Oak Hill Financial, Inc.                           43,764
                           5,700      Ocwen Financial Corp. (a)                          53,751
                             700      One Liberty Properties, Inc.                       13,615
                           6,500      optionsXpress Holdings, Inc.                      169,910
                             700      Oritani Financial Corp. (a)                        11,088
                             600      PAB Bankshares, Inc.                                9,942
                           2,125      PMC Commercial Trust                               27,816
                             321      PVF Capital Corp.                                   4,953
                           5,310      Pacific Capital Bancorp                           139,653
                           6,608      Partners Trust Financial Group, Inc.               80,419
                           1,245      Piper Jaffray Cos. (a)                             66,732
                           1,900      Portfolio Recovery Associates, Inc. (f)           100,833
                             500      Provident Financial Holdings, Inc.                 11,135
                           2,989      Provident Financial Services, Inc.                 48,930
                           8,250      Raymond James Financial, Inc.                     271,013
                           2,000      Reis, Inc. (a)                                     14,700
                             675      Renasant Corp.                                     14,600
                           1,000      Resource America, Inc. Class A                     15,790
                             200      Riverview Bancorp, Inc.                             2,970
                             300      Roberts Realty Investors, Inc. (a)                  2,280
                             400      Roma Financial Corp.                                6,840
                           3,000      Rome Bancorp, Inc.                                 35,580
                          16,620      SEI Investments Co.                               453,394
                           2,265      SWS Group, Inc.                                    40,068
                           4,500      Sanders Morris Harris Group, Inc.                  45,675
                           5,503      Santander BanCorp                                  70,659
                             300      Security Bank Corp.                                 3,756
                           3,300      Siebert Financial Corp.                            12,012
                           3,600      Specialty Underwriters' Alliance, Inc. (a)         25,200
                           7,705      Sterling Financial Corp.                          169,648
                             900      Stifel Financial Corp. (a)                         52,056
                           1,432      Student Loan Corp.                                258,218
                             300      Supertel Hospitality, Inc.                          2,262
                          49,780      TD Ameritrade Holding Corp. (a)                   906,992
                             100      TF Financial Corp.                                  2,741
                           4,679      Tarragon Corp. (a)(f)                              12,259
                           2,800      Thomas Weisel Partners Group, Inc. (a)             40,628
                           1,100      TierOne Corp.                                      29,117
                           2,200      U.S. Global Investors, Inc. (f)                    41,800

                                       46

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,400      United Community Banks, Inc.               $      132,408
                           1,000      United PanAm Financial Corp. (a)                    8,240
                             100      Value Line, Inc.                                    4,927
                           3,800      ViewPoint Financial Group                          70,224
                          10,252      W Holding Co., Inc.                                22,964
                           2,000      W.P. Carey & Co. LLC                               63,000
                           6,400      W.P. Stewart & Co. Ltd. (f)                        63,488
                             200      WVS Financial Corp.                                 3,280
                           6,100      Waddell & Reed Financial, Inc. Class A            164,883
                           7,861      Washington Federal, Inc.                          206,430
                           2,700      Washington Group International, Inc. (a)          237,087
                             600      Wauwatosa Holdings, Inc. (a)                        9,750
                             151      Wayne Savings Bancshares, Inc.                      1,838
                           3,373      Webster Financial Corp.                           142,071
                             502      Wesco Financial Corp.                             199,796
                             840      West Bancorp., Inc.                                13,037
                           5,600      Westfield Financial, Inc.                          54,376
                           2,200      Wheeling-Pittsburgh Corp. (a)                      42,460
                             842      White Mountains Insurance Group, Inc.             437,629
                             200      Willis Lease Finance Corp. (a)                      2,968
                           1,467      Willow Grove Bancorp, Inc.                         18,235
                          10,156      Winthrop Realty Trust, Inc.                        68,350
                           2,400      World Acceptance Corp. (a)                         79,392
                           2,200      Wright Express Corp. (a)                           80,278
                                                                                ---------------
                                                                                     40,932,325
-----------------------------------------------------------------------------------------------
MOTOR VEHICLES - 1.1%      2,200      A.O. Smith Corp.                                   96,536
                           2,800      ASV, Inc. (a)(f)                                   39,284
                             700      Accuride Corp. (a)                                  8,477
                           2,905      Aftermarket Technology Corp. (a)                   92,205
                           5,900      American Axle & Manufacturing Holdings, Inc.      148,975
                           1,100      Amerigon Inc. (a)                                  18,997
                           1,700      Arctic Cat, Inc.                                   27,812
                           4,500      ArvinMeritor, Inc.                                 75,690
                           4,100      BorgWarner, Inc.                                  375,273
                           2,000      CSK Auto Corp. (a)                                 21,300
                           1,400      Cascade Corp.                                      91,238
                           1,100      Coachmen Industries, Inc.                           7,370
                             100      Commercial Vehicle Group, Inc. (a)                  1,283
                           5,300      Donaldson Co., Inc.                               221,328
                           1,300      Dorman Products, Inc. (a)                          18,356
                           3,300      Federal-Mogul Corp. (a)                             2,904
                           3,690      Fleetwood Enterprises, Inc. (a)                    31,549
                           2,100      FortuNet, Inc. (a)(f)                              20,601
                             650      Fuel Systems Solutions, Inc. (a)                   11,609
                          12,490      Gentex Corp.                                      267,786
                           2,700      Group 1 Automotive, Inc.                           90,639
                           4,300      H&E Equipment Services, Inc. (a)                   77,314
                           7,100      Hayes Lemmerz International, Inc. (a)              29,536
                           2,100      Keystone Automotive Industries, Inc. (a)          100,296
                           5,500      LKQ Corp. (a)                                     191,455
                           2,000      The Lamson & Sessions Co. (a)                      53,920
                           4,745      Lear Corp. (a)                                    152,314
                           1,000      Lithia Motors, Inc. Class A                        17,060
                           2,100      MarineMax, Inc. (a)                                30,576
                             900      Midas, Inc. (a)                                    16,983

                                       47

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,900      Modine Manufacturing Co.                   $       50,578
                           1,800      Monaco Coach Corp.                                 25,254
                             750      Monro Muffler, Inc.                                25,342
                           2,120      Myers Industries, Inc.                             42,018
                             850      Noble International Ltd.                           18,095
                           6,000      Oshkosh Truck Corp.                               371,820
                           6,500      Penske Auto Group, Inc.                           131,560
                           3,600      Polaris Industries, Inc. (f)                      157,032
                             447      Proliance International, Inc. (a)                     943
                           3,100      Rush Enterprises, Inc. Class A (a)                 78,585
                           2,100      Sonic Automotive, Inc.                             50,274
                           4,075      Spartan Motors, Inc.                               68,582
                           1,300      Standard Motor Products, Inc.                      12,220
                           1,300      Stoneridge, Inc. (a)                               13,260
                           3,110      Superior Industries International, Inc. (f)        67,456
                           8,200      TRW Automotive Holdings Corp. (a)                 259,776
                           3,685      Thor Industries, Inc.                             165,788
                           2,500      Titan International, Inc.                          79,800
                           4,600      U.S. Auto Parts Network, Inc. (a)                  40,066
                           7,700      Visteon Corp. (a)                                  39,655
                           5,600      Wabco Holdings, Inc.                              261,800
                           2,500      Winnebago Industries, Inc.                         59,700
                                                                                ---------------
                                                                                      4,358,270
-----------------------------------------------------------------------------------------------
NON-DURABLES - 1.8%        3,600      AFC Enterprises, Inc. (a)                          54,180
                          20,644      Activision, Inc. (a)(g)                           445,704
                           4,600      American Greetings Corp. Class A                  121,440
                           6,665      Applebee's International, Inc.                    165,825
                           1,100      BJ's Restaurants, Inc. (a)                         23,155
                             615      Benihana, Inc. (a)                                 10,535
                           2,630      Benihana, Inc. Class A (a)                         45,525
                           1,600      Blue Nile, Inc. (a)(f)                            150,592
                           3,700      Bob Evans Farms, Inc.                             111,666
                             210      Bowl America, Inc. Class A                          3,381
                           7,200      Brinker International, Inc.                       197,568
                           2,600      Buca, Inc. (a)                                      4,862
                           2,000      Buffalo Wild Wings, Inc. (a)                       75,440
                           2,715      CBRL Group, Inc.                                  110,772
                           2,250      CEC Entertainment, Inc. (a)                        60,457
                           3,300      CKE Restaurants, Inc.                              53,493
                           4,100      Cabela's, Inc. Class A (a)                         96,965
                           3,900      California Pizza Kitchen, Inc. (a)                 68,523
                           2,400      Centillium Communications, Inc. (a)                 4,032
                           2,800      Champps Entertainment, Inc. (a)                    15,540
                           6,817      The Cheesecake Factory, Inc. (a)                  159,995
                           3,800      Cheniere Energy, Inc. (a)                         148,846
                             300      Churchill Downs, Inc.                              14,988
                           1,400      Coinmach Service Corp. Class A                     16,786
                           5,500      Cosi, Inc. (a)                                     19,030
                          10,600      Denny's Corp. (a)                                  42,400
                           3,600      Domino's Pizza, Inc.                               59,724
                           3,300      Dover Motorsports, Inc.                            21,351
                           1,200      Drew Industries, Inc. (a)                          48,816
                           1,200      EMAK Worldwide, Inc. (a)                            1,584
                             200      Einstein Noah Restaurant Group, Inc. (a)            3,750
                           2,500      Famous Dave's of America, Inc. (a)                 40,650

                                       48

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,100      Forward Industries, Inc. (a)               $        3,388
                           1,400      Gaming Partners International Corp.                12,950
                           1,500      Handleman Co.                                       4,575
                           3,818      Hibbett Sports, Inc. (a)                           94,686
                           4,300      Hollywood Media Corp. (a)                          15,179
                             900      IHOP Corp.                                         56,997
                           4,900      International Speedway Corp. Class A              224,714
                           4,000      Isle of Capri Casinos, Inc. (a)                    77,800
                           2,400      Jack in the Box, Inc. (a)                         155,616
                           3,213      Jakks Pacific, Inc. (a)                            85,819
                             300      Kreisler Manufacturing Corp. (a)                    5,280
                           3,700      Krispy Kreme Doughnuts, Inc. (a)(f)                14,800
                           2,900      Lancaster Colony Corp.                            110,693
                           1,700      Landry's Restaurants, Inc.                         44,982
                             300      Lazare Kaplan International, Inc. (a)               2,223
                           2,500      Leapfrog Enterprises, Inc. (a)                     20,625
                             800      Lenox Group, Inc. (a)                               3,840
                           3,000      Lodgenet Entertainment Corp. (a)                   76,080
                           1,700      Luby's, Inc. (a)                                   18,734
                           1,500      Majesco Entertainment Co. (a)                       1,950
                           5,500      Marvel Entertainment, Inc. (a)                    128,920
                           2,400      Metal Management, Inc.                            130,080
                           6,000      Midway Games, Inc. (a)(f)                          26,160
                           2,600      Movado Group, Inc.                                 82,992
                           3,005      O'Charleys, Inc.                                   45,556
                           2,895      P.F. Chang's China Bistro, Inc. (a)                85,692
                           3,100      Panera Bread Co. Class A (a)                      126,480
                           3,300      Papa John's International, Inc. (a)                80,652
                             900      Peco II, Inc. (a)                                     585
                           7,500      Penn National Gaming, Inc. (a)                    442,650
                           1,670      RC2 Corp. (a)                                      46,242
                           3,500      Rare Hospitality International, Inc. (a)          133,385
                           1,900      Red Robin Gourmet Burgers, Inc. (a)                81,510
                           3,400      Regis Corp.                                       108,494
                           2,600      Ruby Tuesday, Inc.                                 47,684
                           1,300      Russ Berrie & Co., Inc. (a)                        21,840
                           6,000      Samsonite Corp.                                     8,790
                          21,500      Service Corp. International                       277,350
                             400      Servotronics, Inc. (a)                              6,600
                           2,800      Shutterfly, Inc. (a)                               89,348
                           6,837      Sonic Corp. (a)                                   159,986
                           5,800      Sotheby's Holdings, Inc. Class A                  277,182
                             900      The Steak n Shake Co. (a)                          13,509
                           1,810      Steinway Musical Instruments, Inc.                 53,612
                          13,100      Stewart Enterprises, Inc. Class A                  99,822
                           6,950      THQ, Inc. (a)                                     173,611
                           7,800      Take-Two Interactive Software, Inc. (a)(f)        133,224
                           5,400      The Topps Co., Inc.                                52,326
                           3,300      Traffix, Inc.                                      21,879
                           2,400      Trans World Entertainment Corp. (a)                10,992
                           5,100      Triarc Cos.                                        63,801
                           4,800      Trump Entertainment Resorts, Inc. (a)              30,960
                           3,955      Tupperware Corp.                                  124,543
                           9,800      Warner Music Group Corp.                           98,980
                           7,900      World Wrestling Entertainment, Inc.               119,132

                                       49

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           3,090      Youbet.com, Inc. (a)                       $        5,778
                                                                                ---------------
                                                                                      6,838,853
-----------------------------------------------------------------------------------------------
NON-FERROUS METALS - 1.4%    800      A.M. Castle & Co.                                  26,080
                           7,600      Advanced Environmental Recycling Technologies,
                                      Inc. Class A (a)                                    9,652
                           1,900      Brush Engineered Materials, Inc. (a)               98,591
                           3,700      Century Aluminum Co. (a)                          194,805
                           4,000      China Precision Steel, Inc. (a)                    30,920
                             200      Claymont Steel, Inc. (a)                            4,050
                          30,300      Coeur d'Alene Mines Corp. (a)(f)                  114,837
                           7,900      Commercial Metals Co.                             250,035
                           2,427      Encore Wire Corp. (f)                              60,990
                          13,200      Hecla Mining Co. (a)                              118,140
                           4,200      Horsehead Holding Corp. (a)                        94,164
                           2,100      Kaiser Aluminum Corp.                             148,197
                           1,800      Minerals Technologies, Inc.                       120,600
                           3,100      Mueller Industries, Inc.                          112,034
                           2,100      RTI International Metals, Inc. (a)                166,446
                           5,224      Reliance Steel & Aluminum Co.                     295,365
                          24,200      Southern Copper Corp. (f)                       2,996,686
                           5,484      Stillwater Mining Co. (a)                          56,430
                          13,895      Titanium Metals Corp. (a)                         466,316
                                                                                ---------------
                                                                                      5,364,338
-----------------------------------------------------------------------------------------------
OPTICAL PHOTO &
EQUIPMENT - 0.1%           1,100      CPI Corp.                                          42,372
                           1,100      Cyberoptics Corp. (a)                              13,530
                           3,300      Imation Corp.                                      80,949
                          11,630      Ingram Micro, Inc. Class A (a)                    228,064
                           2,095      LaserCard Corp. (a)(f)                             23,275
                             200      Meade Instruments Corp. (a)                           400
                           1,900      Photronics, Inc. (a)                               21,679
                             100      StockerYale, Inc. (a)                                 135
                           1,000      Zygo Corp. (a)                                     13,030
                                                                                ---------------
                                                                                        423,434
-----------------------------------------------------------------------------------------------
PAPER & FOREST
PRODUCTS - 0.5%            3,200      Bowater, Inc. (f)                                  47,744
                           5,100      Buckeye Technologies, Inc. (a)                     77,214
                           1,704      CSS Industries, Inc.                               61,293
                           5,900      Caraustar Industries, Inc. (a)                     26,314
                           1,200      Chesapeake Corp.                                   10,152
                           1,700      Deltic Timber Corp.                                96,764
                          44,500      Domtar Corp. (a)                                  364,900
                             480      Kadant, Inc. (a)                                   13,440
                           6,700      Kapstone Paper and Packaging Corp. (a)             48,106
                           7,700      Louisiana-Pacific Corp.                           130,669
                           1,000      Lydall, Inc. (a)                                    9,280
                           1,700      Neenah Paper, Inc.                                 56,253
                           1,400      P.H. Glatfelter Co.                                20,776
                           6,800      Packaging Corp. of America                        197,676
                           2,059      Potlatch Corp.                                     92,717
                           5,171      Rayonier, Inc.                                    248,415
                           2,000      Rock-Tenn Co. Class A                              57,800
                          17,380      Smurfit-Stone Container Corp. (a)                 202,998
                           2,100      Universal Forest Products, Inc.                    62,790
                           6,200      Wausau Paper Corp.                                 69,130
                                                                                ---------------
                                                                                      1,894,431
-----------------------------------------------------------------------------------------------
PRODUCER GOODS - 3.8%      6,323      AGCO Corp. (a)                                    321,019

                                       50

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                             750      Aaon, Inc.                                 $       14,797
                           1,800      Actuant Corp. Class A                             116,946
                          10,400      Akorn, Inc. (a)                                    77,896
                             700      Alamo Group, Inc.                                  17,213
                           1,900      Albany International Corp. Class A                 71,231
                             115      Allied Motion Technologies, Inc. (a)                  546
                           2,000      Allis-Chalmers Energy, Inc. (a)                    37,880
                           1,200      American Vanguard Corp.                            23,424
                           7,300      Ametek, Inc.                                      315,506
                           2,700      Applied Industrial Technologies, Inc.              83,241
                           5,600      AptarGroup, Inc.                                  212,072
                              14      Arotech Corp. (a)                                      49
                           1,500      Astec Industries, Inc. (a)                         86,175
                           8,400      BE Aerospace, Inc. (a)                            348,852
                           4,700      Baldor Electric Co.                               187,765
                           5,300      Barnes Group, Inc.                                169,176
                           1,600      Blount International, Inc. (a)                     18,176
                           2,700      Blyth, Inc.                                        55,215
                           4,500      Briggs & Stratton Corp.                           113,310
                             600      CIRCOR International, Inc.                         27,246
                           1,100      Cantel Medical Corp. (a)                           17,171
                          26,400      Capstone Turbine Corp. (a)(f)                      31,680
                             200      Catalyst Semiconductor, Inc. (a)                    1,386
                           3,000      Chart Industries, Inc. (a)                         96,480
                           1,100      Cherokee International Corp. (a)                    3,729
                             100      Chicago Rivet & Machine Co.                         2,275
                           3,100      Clarcor, Inc.                                     106,051
                           4,185      Cognex Corp.                                       74,326
                           2,200      Columbus McKinnon Corp. (a)                        54,758
                           1,900      Comfort Systems USA, Inc.                          26,980
                             360      Concord Camera Corp. (a)                            1,102
                           1,900      Cryo-Cell International, Inc. (a)                   2,470
                             600      Culp, Inc. (a)                                      6,228
                           2,800      Curtiss-Wright Corp.                              133,000
                             100      DXP Enterprises, Inc. (a)                           3,551
                           2,000      Diamond Management & Technology Consultants, Inc.  18,400
                             300      Directed Electronics, Inc. (a)                      1,197
                           5,500      Distributed Energy Systems Corp. (a)(f)             4,620
                           1,300      Dynamic Materials Corp.                            62,166
                             300      The Eastern Co.                                     6,735
                           6,900      Evergreen Solar, Inc. (a)(f)                       61,617
                           5,500      FMC Corp.                                         286,110
                           1,600      The Fairchild Corp. (a)                             3,200
                          12,890      Fastenal Co.                                      585,335
                           2,500      Federal Signal Corp.                               38,400
                           5,000      Flanders Corp. (a)(f)                              22,850
                           4,000      Flowserve Corp.                                   304,720
                           5,640      Foster Wheeler Ltd. (a)                           740,419
                           2,800      Franklin Electric Co., Inc. (f)                   115,108
                           3,700      Gardner Denver, Inc. (a)                          144,300
                           1,656      The Gorman-Rupp Co.                                54,913
                           5,887      Graco, Inc.                                       230,241
                           7,100      GrafTech International Ltd. (a)                   126,664
                             700      HI Shear Technology Corp.                           8,225
                           3,000      HNI Corp.                                         108,000

                                       51

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,700      Hardinge, Inc.                             $       59,211
                           5,900      Harsco Corp.                                      349,693
                           5,790      Herman Miller, Inc.                               157,141
                           6,100      Hexcel Corp. (a)                                  138,531
                           3,900      Hubbell, Inc. Class B                             222,768
                             100      Hurco Companies, Inc. (a)                           5,406
                           5,525      IDEX Corp.                                        201,055
                             100      Ibis Technology Corp. (a)                             124
                             400      Inplay Technologies, Inc. (a)                         672
                             500      IntriCon Corp. (a)                                  4,650
                           5,675      Jarden Corp. (a)                                  175,584
                           3,100      Kaydon Corp.                                      161,169
                           3,500      Kennametal, Inc.                                  293,930
                           2,700      Knoll, Inc.                                        47,898
                           1,500      L.B. Foster Co. Class A (a)                        65,190
                           1,100      LaBarge, Inc. (a)                                  13,200
                           1,800      Ladish Co., Inc. (a)                               99,864
                             534      Lawson Products, Inc.                              18,589
                           5,000      Lennox International, Inc.                        169,000
                           2,182      Libbey, Inc.                                       38,229
                           2,795      Lincoln Electric Holdings, Inc.                   216,920
                           1,600      Lindsay Manufacturing Co. (f)                      70,048
                           3,200      Liquidity Services, Inc. (a)                       35,168
                           1,400      MFRI, Inc. (a)                                     24,976
                           4,400      MSC Industrial Direct Co. Class A                 222,596
                           1,700      Magnetek, Inc. (a)                                  8,160
                           9,500      Manitowoc Co.                                     420,660
                             900      Material Sciences Corp. (a)                         9,558
                           1,800      Matthews International Corp. Class A               78,840
                           2,700      Merix Corp. (a)                                    15,282
                           3,360      Micrel, Inc.                                       36,288
                           1,800      Middleby Corp. (a)                                116,172
                             436      Milacron, Inc. (a)                                  3,101
                             900      Modtech Holdings, Inc. (a)                          1,665
                           2,525      Moog, Inc. Class A (a)                            110,948
                           6,400      Mueller Water Products, Inc. Series B              70,400
                             400      NACCO Industries, Inc. Class A                     41,392
                           1,700      NATCO Group, Inc. Class A (a)                      87,975
                           3,700      NN, Inc.                                           36,297
                           2,900      Nordson Corp.                                     145,609
                           4,000      Oceaneering International, Inc. (a)               303,200
                           4,500      PainCare Holdings, Inc. (a)(f)                        855
                           1,900      Park-Ohio Holdings Corp. (a)                       49,305
                           6,550      Pentair, Inc.                                     217,329
                           5,207      Plug Power, Inc. (a)(f)                            16,142
                           1,600      Possis Medical, Inc. (a)                           21,680
                           3,140      Presstek, Inc. (a)                                 19,688
                           2,800      RBC Bearings, Inc. (a)                            107,380
                           1,000      Reddy Ice Holdings, Inc.                           26,370
                           2,505      Regal-Beloit Corp.                                119,964
                           2,900      Research Frontiers, Inc. (a)(f)                    43,152
                             700      Riviera Holdings Corp. (a)                         19,635
                           1,700      Robbins & Myers, Inc.                              97,393
                           1,071      Ronson Corp. (a)                                    1,960
                           6,300      Roper Industries, Inc.                            412,650

                                       52

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,070      SI International, Inc. (a)                 $       59,140
                           4,548      SPX Corp.                                         420,963
                           7,000      Safeguard Scientifics, Inc. (a)                    16,030
                           4,700      Sauer-Danfoss, Inc.                               125,396
                             900      Sequa Corp. Class A (a)                           149,202
                           6,100      The Shaw Group, Inc. (a)                          354,410
                           1,700      Somanetics Corp. (a)                               31,654
                           1,800      Sonic Solutions, Inc. (a)                          18,846
                           2,500      Spectrum Control, Inc. (a)                         36,225
                             700      Standex International Corp.                        14,476
                          12,000      Steelcase, Inc. Class A                           215,760
                             300      Strattec Security Corp.                            13,956
                           2,050      Sun Hydraulics, Inc.                               65,190
                           1,800      T-3 Energy Services, Inc. (a)                      76,752
                           1,165      TRM Corp. (a)                                       1,049
                           2,700      Team, Inc. (a)                                     73,926
                           1,500      Technology Research Corp.                           5,475
                           2,600      Tecumseh Products Co. Class A (a)                  50,050
                           2,500      Teleflex, Inc.                                    194,800
                           1,200      Tennant Co.                                        58,440
                           2,800      Tenneco, Inc. (a)                                  86,828
                           8,000      ThermoGenesis Corp. (a)                            17,680
                           6,300      Timken Co.                                        234,045
                           5,100      Trinity Industries, Inc.                          191,454
                           1,800      Triumph Group, Inc.                               147,078
                           1,900      TurboChef Technologies, Inc. (a)(f)                25,080
                             900      Twin Disc, Inc.                                    52,380
                           2,100      Tyler Technologies, Inc. (a)                       28,035
                          10,040      Valhi, Inc.                                       238,450
                           2,300      Valmont Industries, Inc.                          195,155
                           2,700      Watsco, Inc.                                      125,361
                           3,400      Watts Water Technologies, Inc. Class A            104,380
                           3,100      Woodward Governor Co.                             193,440
                           1,100      X-Rite, Inc.                                       15,884
                                                                                ---------------
                                                                                     14,849,794
-----------------------------------------------------------------------------------------------
RAILROADS &
SHIPPING - 0.6%            3,400      Alexander & Baldwin, Inc.                         170,442
                           5,500      American Commercial Lines, Inc. (a)               130,515
                             600      Capital Product Partners LP                        14,814
                           4,600      Diamondhead Casino Corp. (a)                       12,880
                           4,700      Double Hull Tankers, Inc. (f)                      69,983
                           4,900      Eagle Bulk Shipping, Inc.                         126,126
                           1,300      Excel Maritime Carriers Ltd.                       72,540
                           1,600      Freightcar America, Inc.                           61,120
                           4,000      GATX Corp.                                        171,000
                           2,700      Genco Shipping & Trading Ltd.                     176,931
                           3,900      General Maritime Corp. (f)                        108,849
                           2,150      Genesee & Wyoming, Inc. Class A (a)                62,006
                           2,000      Greenbrier Cos., Inc. (f)                          53,420
                           3,200      Horizon Lines, Inc. Class A                        97,696
                           2,800      Hornbeck Offshore Services, Inc. (a)              102,760
                             300      International Shipholding Corp. (a)                 6,231
                           5,900      Kansas City Southern (a)                          189,803
                           1,900      Martin Midstream Partners LP                       69,540
                           2,300      Overseas Shipholding Group, Inc.                  176,709
                           1,600      Saia, Inc. (a)                                     26,448

                                       53

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,500      Ship Finance International Ltd. (f)        $      144,485
                           2,800      TBS International Ltd. (a)                        115,500
                           2,500      Trico Marine Services, Inc. (a)                    74,500
                           3,000      Westinghouse Air Brake Technologies Corp.         112,380
                                                                                ---------------
                                                                                      2,346,678
-----------------------------------------------------------------------------------------------
REAL PROPERTY - 4.5%       7,200      AMB Property Corp.                                430,632
                             700      AMREP Corp. (f)                                    18,760
                           3,500      Acadia Realty Trust                                94,955
                           1,795      Alesco Financial, Inc. (f)                          8,831
                             500      Alexander's, Inc. (a)                             192,750
                           2,600      Alexandria Real Estate Equities, Inc.             250,276
                             400      American Land Lease, Inc.                           8,988
                             500      American Mortgage Acceptance Co.                    4,435
                             500      American Realty Investors, Inc. (a)                 3,680
                           4,400      Amerivest Properties, Inc.                              0
                          24,300      Annaly Capital Management, Inc.                   387,099
                           5,200      Anthracite Capital, Inc. (b)                       47,320
                           2,700      Anworth Mortgage Asset Corp.                       14,553
                           2,300      Arbor Realty Trust, Inc.                           43,447
                           3,200      Associated Estates Realty Corp.                    41,728
                           1,000      Avatar Holdings, Inc. (a)(f)                       49,930
                           4,735      BRE Properties                                    264,829
                           2,000      BRT Realty Trust                                   34,680
                           3,500      Big 5 Sporting Goods Corp.                         65,450
                           1,700      Bimini Capital Management, Inc.                     2,244
                           3,700      BioMed Realty Trust, Inc.                          89,170
                           6,314      Brandywine Realty Trust                           159,807
                          28,800      Brookfield Properties Corp.                       717,120
                           6,300      CBL & Associates Properties, Inc.                 220,815
                           3,800      CBRE Realty Finance, Inc.                          22,420
                           3,200      California Coastal Communities, Inc.               39,360
                           5,057      Camden Property Trust                             324,912
                           2,500      Capstead Mortgage Corp.                            25,700
                           4,100      Care Investment Trust, Inc. (a)                    49,200
                           1,100      Cedar Shopping Centers, Inc.                       14,982
                           3,200      Colonial Properties Trust                         109,760
                           3,400      Corporate Office Properties Trust                 141,542
                           3,000      Cousins Properties, Inc.                           88,080
                           3,100      Crystal River Capital, Inc.                        52,111
                          15,400      DCT Industrial Trust, Inc.                        161,238
                           5,700      DiamondRock Hospitality Co.                        99,237
                           3,900      Digital Realty Trust, Inc.                        153,621
                          10,800      Douglas Emmett, Inc.                              267,084
                          12,275      Duke Realty Corp.                                 415,018
                           1,200      Eastgroup Properties, Inc.                         54,312
                           5,000      Education Realty Trust, Inc.                       67,500
                           1,800      Entertainment Properties Trust                     91,440
                           6,100      Equity Inns, Inc.                                 137,738
                           1,700      Equity Lifestyle Properties, Inc.                  88,060
                           6,855      Equity One, Inc.                                  186,456
                           2,200      Essex Property Trust, Inc.                        258,654
                           5,040      Federal Realty Investment Trust                   446,544
                           5,500      FelCor Lodging Trust, Inc.                        109,615
                           1,327      First Acceptance Corp. (a)                          6,701
                           4,700      First Industrial Realty Trust, Inc.               182,689

                                       54

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,200      First Potomac Realty Trust                 $       26,160
                           9,000      Forest City Enterprises, Inc. Class A             496,440
                           2,300      GMH Communities Trust                              17,825
                           1,900      Getty Realty Corp.                                 51,680
                           2,100      Gladstone Commercial Corp.                         39,270
                           4,700      Glimcher Realty Trust                             110,450
                           4,922      Grubb & Ellis Co. (a)                              45,775
                          15,800      HCP, Inc.                                         524,086
                          14,700      HRPT Properties Trust                             145,383
                           7,652      Health Care REIT, Inc.                            338,524
                           4,800      Healthcare Realty Trust, Inc.                     127,968
                           3,250      Highwoods Properties, Inc.                        119,178
                           6,280      Hilltop Holdings, Inc. (a)                         73,727
                           3,200      Home Properties, Inc.                             166,976
                           6,405      Hospitality Properties Trust                      260,363
                           1,600      Housevalues, Inc. (a)(f)                            6,272
                           5,500      IMPAC Mortgage Holdings, Inc. (f)                   8,470
                           4,900      Icahn Enterprises LP (f)                          571,340
                           6,800      Inland Real Estate Corp.                          105,332
                           7,000      Investors Real Estate Trust                        75,600
                          11,400      iStar Financial, Inc.                             387,486
                             500      JER Investors Trust, Inc.                           6,225
                           3,300      Jones Lang LaSalle, Inc.                          339,108
                           3,100      Kilroy Realty Corp.                               187,953
                           1,700      Kite Realty Group Trust                            31,960
                             900      LTC Properties, Inc.                               21,303
                           3,000      LaSalle Hotel Properties                          126,240
                           7,220      Lexington Corporate Properties Trust              144,472
                           6,160      Liberty Property Trust                            247,694
                           3,800      LoopNet, Inc. (a)                                  78,052
                           7,570      Luminent Mortgage Capital, Inc. (f)                12,642
                          12,700      MFA Mortgage Investments, Inc.                    102,235
                           5,400      The Macerich Co.                                  472,932
                           4,600      Mack-Cali Realty Corp.                            189,060
                           2,600      Maguire Properties, Inc.                           67,158
                           3,400      Meruelo Maddux Properties, Inc. (a)                20,094
                           2,100      Mid-America Apartment Communities, Inc.           104,685
                           1,100      Mission West Properties, Inc.                      13,365
                          10,424      Move, Inc. (a)                                     28,770
                           1,600      National Health Investors, Inc.                    49,456
                             700      National Health Realty, Inc.                       16,289
                           5,191      National Retail Properties, Inc.                  126,557
                           7,100      Nationwide Health Properties, Inc.                213,923
                           6,105      Newcastle Investment Corp. (f)                    107,570
                           6,000      NorthStar Realty Finance Corp.                     59,580
                           1,750      Novastar Financial, Inc. (a)(f)                    15,523
                           3,400      Omega Healthcare Investors, Inc.                   52,802
                           3,500      Origen Financial, Inc.                             21,175
                             900      Orleans Homebuilders, Inc. (f)                      5,265
                           2,100      PS Business Parks, Inc.                           119,385
                           1,500      Parkway Properties, Inc.                           66,210
                           3,699      Pennsylvania Real Estate Investment Trust         144,039
                           1,200      Pope Resources, Inc.-LP                            50,868
                           4,300      Post Properties, Inc.                             166,410
                           7,600      RAIT Investment Trust (f)                          62,548

                                       55

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,600      Ramco-Gershenson Properties Trust          $       49,984
                           1,300      Reading International, Inc. Class A (a)            12,805
                           7,000      Realty Income Corp.                               195,650
                           1,600      Redwood Trust, Inc. (f)                            53,152
                           4,900      Regency Centers Corp.                             376,075
                           4,982      SL Green Realty Corp.                             581,748
                           1,900      Saul Centers, Inc.                                 97,850
                           5,900      Senior Housing Properties Trust                   130,154
                             900      Sovran Self Storage, Inc.                          41,256
                           5,900      The St. Joe Co. (f)                               198,299
                           1,600      Stonemor Partners LP                               39,664
                           4,400      Strategic Hotel Capital, Inc.                      90,596
                             200      Stratus Properties, Inc. (a)                        7,066
                           2,900      Sun Communities, Inc.                              87,232
                           3,700      Sunstone Hotel Investors, Inc.                     94,868
                           3,200      Tanger Factory Outlet Centers, Inc.               129,888
                           4,000      Taubman Centers, Inc.                             219,000
                           8,355      Thornburg Mortgage, Inc. (f)                      107,362
                           3,000      Toreador Resources Corp. (a)(f)                    35,490
                             100      Transcontinental Realty Investors, Inc. (a)         1,543
                          11,465      UDR, Inc.                                         278,829
                           1,300      Universal Health Realty Income Trust               46,189
                           1,300      Urstadt Biddle Properties, Inc.                    21,528
                             900      Urstadt Biddle Properties, Inc. Class A            13,923
                           5,000      U-Store-It Trust                                   66,000
                          10,300      Ventas, Inc.                                      426,420
                           2,600      Washington Real Estate Investment Trust            86,268
                           6,175      Weingarten Realty Investors                       256,016
                           1,049      ZipRealty, Inc. (a)(f)                              6,693
                                                                                ---------------
                                                                                     17,666,874
-----------------------------------------------------------------------------------------------
RETAIL - 2.5%              4,170      1-800-FLOWERS.COM, Inc. Class A (a)                48,330
                           3,066      99 Cents Only Stores (a)                           31,488
                           3,100      A.C. Moore Arts & Crafts, Inc. (a)                 48,856
                           2,975      Aaron Rents, Inc.                                  66,343
                           6,800      Advance Auto Parts, Inc.                          228,208
                           3,200      Allion Healthcare, Inc. (a)                        22,464
                           1,300      Alloy, Inc. (a)                                    12,207
                          15,865      American Eagle Outfitters, Inc.                   417,408
                           6,075      AnnTaylor Stores Corp. (a)                        192,395
                             200      Arden Group, Inc. Class A                          27,906
                           4,700      Asbury Automotive Group, Inc.                      93,107
                           3,900      BJ's Wholesale Club, Inc. (a)                     129,324
                           4,200      Barnes & Noble, Inc.                              148,092
                           1,100      Bluegreen Corp. (a)                                 8,525
                           2,500      The Bombay Co., Inc. (a)                              252
                           2,300      The Bon-Ton Stores, Inc. (f)                       52,256
                           2,900      Books-A-Million, Inc.                              38,367
                           6,400      Borders Group, Inc.                                85,312
                           5,056      Brightpoint, Inc. (a)                              75,891
                           1,300      Build-A-Bear Workshop, Inc. (a)(f)                 23,088
                          15,300      Carmax, Inc. (a)                                  311,049
                           5,500      Casey's General Stores, Inc.                      152,350
                           3,900      Casual Male Retail Group, Inc. (a)                 34,944
                           2,750      The Cato Corp. Class A                             56,210
                           2,100      Central Garden & Pet Co. Class A (a)               18,858

                                       56

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           2,700      Charlotte Russe Holding, Inc. (a)          $       39,528
                          12,255      Charming Shoppes, Inc. (a)                        102,942
                          11,700      Chico's FAS, Inc. (a)                             164,385
                           3,005      The Children's Place Retail Stores, Inc. (a)       72,961
                           2,238      Christopher & Banks Corp.                          27,125
                           7,670      Coldwater Creek, Inc. (a)                          83,296
                           3,600      Collective Brands, Inc. (a)                        79,416
                           4,700      Cost Plus, Inc. (a)(f)                             18,894
                           2,100      DEB Shops, Inc.                                    56,469
                           2,700      DSW, Inc. Class A (a)(f)                           67,959
                           5,199      dELiA*s, Inc. (a)                                  24,435
                           8,605      Dollar Tree Stores, Inc. (a)                      348,847
                           7,306      Dress Barn, Inc. (a)                              124,275
                           3,400      drugstore.com, Inc. (a)                            11,016
                             600      Eddie Bauer Holdings, Inc. (a)                      5,160
                           7,000      The Finish Line, Inc. Class A                      30,380
                             200      Flanigan's Enterprises, Inc. (a)                    1,760
                          10,200      Foot Locker, Inc.                                 156,366
                           5,550      Fred's, Inc.                                       58,441
                          11,800      GameStop Corp. Class A (a)                        664,930
                           1,400      Gander Mountain Co. (a)(f)                          7,574
                           2,200      Genesco, Inc. (a)                                 101,486
                           2,400      The Great Atlantic & Pacific Tea Co., Inc. (a)(f)  73,104
                           3,000      Guitar Center, Inc. (a)                           177,900
                           2,900      Gymboree Corp. (a)                                102,196
                           2,700      HFF, Inc. Class A (a)                              32,049
                           6,200      Hanesbrands, Inc. (a)                             173,972
                             400      hhgregg, Inc. (a)                                   4,200
                           4,250      Hot Topic, Inc. (a)                                31,705
                           5,400      Insight Enterprises, Inc. (a)                     139,374
                           7,600      Jamba, Inc. (a)(f)                                 53,428
                           1,365      Jo-Ann Stores, Inc. (a)                            28,802
                           1,100      Kirkland's, Inc. (a)                                1,386
                           2,300      Longs Drug Stores Corp.                           114,241
                           3,700      Men's Wearhouse, Inc.                             186,924
                           4,995      Movie Gallery, Inc. (a)(f)                          2,548
                           9,510      O'Reilly Automotive, Inc. (a)                     317,729
                           1,300      Overstock.com, Inc. (a)(f)                         37,440
                           3,000      PC Connection, Inc. (a)                            37,500
                           5,225      Pacific Sunwear of California, Inc. (a)            77,330
                           7,100      Pathmark Stores, Inc. (a)                          90,525
                           5,200      The Pep Boys - Manny, Moe & Jack                   72,956
                          11,200      PetSmart, Inc.                                    357,280
                           9,800      Pier 1 Imports, Inc. (a)                           46,354
                           3,450      PriceSmart, Inc.                                   81,420
                           6,600      Rent-A-Center, Inc. (a)                           119,658
                           2,200      Retail Ventures, Inc. (a)                          22,902
                          63,500      Rite Aid Corp. (a)(f)                             293,370
                          12,400      Ross Stores, Inc.                                 317,936
                           2,500      Ruddick Corp.                                      83,850
                           4,000      Ruth's Chris Steak House, Inc. (a)                 57,000
                          11,900      Saks, Inc.                                        204,085
                          11,370      Sally Beauty Co., Inc. (a)                         96,077
                           2,800      School Specialty, Inc. (a)                         96,964
                           2,800      Sharper Image Corp. (a)(f)                         11,564

                                       57

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           1,800      Shoe Carnival, Inc. (a)                    $       28,404
                           2,150      Stamps.com, Inc. (a)                               25,736
                           4,800      Stein Mart, Inc.                                   36,528
                           3,600      Systemax, Inc. (f)                                 73,584
                           4,800      Talbots, Inc. (f)                                  86,400
                           3,800      Texas Roadhouse, Inc. Class A (a)                  44,460
                           4,100      Tractor Supply Co. (a)                            188,969
                           6,900      Tuesday Morning Corp. (f)                          62,031
                           2,800      Tween Brands, Inc. (a)                             91,952
                           2,200      Unifirst Corp.                                     82,412
                           2,800      United Retail Group, Inc. (a)                      38,052
                           2,600      United Stationers, Inc. (a)                       144,352
                          11,600      Urban Outfitters, Inc. (a)                        252,880
                           1,800      Weis Markets, Inc.                                 76,842
                           1,600      West Marine, Inc. (a)                              18,480
                           4,475      The Wet Seal, Inc. Class A (a)                     17,318
                           8,400      Williams-Sonoma, Inc.                             274,008
                           2,700      Wilsons The Leather Experts, Inc. (a)               4,617
                           5,400      Zale Corp. (a)                                    124,956
                           2,500      Zumiez, Inc. (a)                                  110,925
                                                                                ---------------
                                                                                      9,897,550
-----------------------------------------------------------------------------------------------
SOAPS & COSMETICS - 0.3%   7,670      Alberto-Culver Co.                                190,139
                           8,200      Bare Escentuals, Inc. (a)                         203,934
                           2,100      Chattem, Inc. (a)                                 148,092
                           6,000      Church & Dwight Co., Inc.                         282,240
                           3,700      Elizabeth Arden, Inc. (a)                          99,752
                           2,700      Inter Parfums, Inc.                                63,909
                           4,300      Nu Skin Enterprises, Inc. Class A                  69,488
                           1,100      Parlux Fragrances, Inc. (a)                         4,290
                           3,200      Physicians Formula Holdings, Inc. (a)              37,536
                           3,600      Playtex Products, Inc. (a)                         65,808
                          29,898      Revlon, Inc. Class A (a)                           34,383
                             600      Steiner Leisure Ltd. (a)                           26,040
                                                                                ---------------
                                                                                      1,225,611
-----------------------------------------------------------------------------------------------
STEEL - 0.5%               8,500      AK Steel Holding Corp. (a)                        373,575
                             200      Ampco-Pittsburgh Corp.                              7,876
                           2,100      Carpenter Technology Corp.                        273,021
                           3,300      Cleveland-Cliffs, Inc.                            290,301
                           1,400      Cold Metal Products, Inc. (a)                           0
                             600      Friedman Industries, Inc.                           5,310
                           3,600      Gibraltar Industries, Inc.                         66,600
                           1,800      Northwest Pipe Co. (a)                             68,076
                             605      Olympic Steel, Inc.                                16,432
                             500      Omega Flex, Inc.                                    8,350
                           2,250      Quanex Corp.                                      105,705
                           2,600      Ryerson, Inc.                                      87,724
                           2,850      Schnitzer Steel Industries, Inc. Class A          208,877
                             400      Shiloh Industries, Inc.                             4,232
                           7,780      Steel Dynamics, Inc.                              363,326
                           1,300      Synalloy Corp.                                     27,430
                           1,000      Universal Stainless & Alloy Products, Inc. (a)     39,790
                           6,600      Worthington Industries, Inc.                      155,496
                                                                                ---------------
                                                                                      2,102,121
-----------------------------------------------------------------------------------------------
TELEPHONE - 2.8%          10,300      ADC Telecommunications, Inc. (a)                  201,983
                              75      ATSI Communications, Inc. (a)                          17

                                       58

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,400      Acme Packet, Inc. (a)                      $       83,268
                           6,480      Adtran, Inc.                                      149,234
                           7,800      Airspan Networks, Inc. (a)                         19,500
                           5,800      Alaska Communications Systems Group, Inc.          83,810
                          34,253      American Tower Corp. Class A (a)(g)             1,491,376
                           4,705      Applied Digital Solutions, Inc. (a)                 4,329
                           2,600      Applied Signal Technology, Inc.                    35,152
                           5,000      Aruba Networks, Inc. (a)(f)                       100,000
                             500      Atlantic Tele-Network, Inc.                        18,175
                           8,000      Autobytel, Inc. (a)                                26,080
                           2,000      Carrier Access Corp. (a)                            7,600
                          11,400      Centennial Communications Corp. (a)               115,368
                          12,200      Cincinnati Bell, Inc. (a)                          60,268
                           3,000      Consolidated Communications Holdings, Inc.         58,830
                          12,386      Covad Communications Group, Inc. (a)                8,299
                          24,490      Crown Castle International Corp. (a)              995,029
                           2,799      D&E Communications, Inc.                           39,802
                           2,000      Ditech Networks, Inc. (a)                          10,540
                          14,100      Dobson Communications Corp. Class A (a)           180,198
                           3,015      Equinix, Inc. (a)                                 267,400
                          12,200      Extreme Networks, Inc. (a)                         46,848
                           4,400      FairPoint Communications, Inc.                     82,984
                          12,400      FiberTower Corp. (a)(f)                            47,616
                               1      Fibernet Telecom Group, Inc. (a)                        8
                          18,700      Finisar Corp. (a)(f)                               52,360
                           4,500      Fusion Telecommunications International,
                                      Inc. (a)(f)                                         2,655
                           3,400      General Communication, Inc. Class A (a)            41,276
                           2,600      GeoEye, Inc. (a)                                   66,950
                           3,295      Global Crossing Ltd. (a)                           69,459
                           7,100      Globalstar, Inc. (a)(f)                            52,043
                               6      GoAmerica, Inc. (a)                                    31
                             800      HickoryTech Corp.                                   7,752
                             900      Hughes Communications, Inc. (a)                    46,665
                          10,500      ICO Global Communications Holdings Ltd. (a)        36,540
                           1,600      ID Systems, Inc. (a)(f)                            19,584
                           4,600      IDT Corp. Class B                                  38,502
                             200      Ibasis, Inc. (a)                                    2,150
                           5,100      InPhonic, Inc. (a)(f)                              14,025
                           4,200      Iowa Telecommunications Services, Inc.             83,370
                           2,500      iPCS, Inc.                                         85,975
                           3,000      j2 Global Communications, Inc. (a)                 98,190
                           6,000      Leap Wireless International, Inc. (a)             488,220
                         121,588      Level 3 Communications, Inc. (a)(f)               565,384
                          27,900      MetroPCS Communications, Inc. (a)(f)              761,112
                             300      NET2000 Communications, Inc. (a)                        0
                          14,900      NII Holdings, Inc. (a)                          1,224,035
                           4,300      NTELOS Holdings Corp.                             126,678
                           4,100      Nextwave Wireless, Inc. (a)                        23,452
                           2,400      North Pittsburgh Systems, Inc.                     57,024
                           3,186      Novatel Wireless, Inc. (a)                         72,163
                             400      Occam Networks, Inc. (a)                            3,808
                             247      Optical Cable Corp. (a)                             1,173
                             900      Optium Corp. (a)                                    9,342
                           6,600      PAETEC Holding Corp. (a)                           82,302
                          29,100      Primus Telecommunications GP (a)(f)                19,788

                                       59

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           5,700      RCN Corp.                                  $       70,110
                             100      Shenandoah Telecom Co.                              2,176
                          17,600      Sonus Networks, Inc. (a)                          107,360
                           4,020      SunCom Wireless Holdings, Inc. Class A (a)        103,716
                             800      SureWest Communications                            20,008
                           3,500      Syniverse Holdings, Inc. (a)                       55,650
                           5,200      Telephone & Data Systems, Inc.                    347,100
                           3,300      Telephone & Data Systems, Inc. (Special Shares)   204,600
                             200      Telular Corp. (a)                                   1,390
                           2,700      Terremark Worldwide, Inc. (a)                      19,359
                           5,100      TerreStar Corp. (a)                                49,113
                          10,400      Time Warner Telecom, Inc. Class A (a)             228,488
                           6,900      U.S. Cellular Corp. (a)                           677,580
                           3,800      USA Mobility, Inc.                                 64,106
                           6,100      Utstarcom, Inc. (a)(f)                             22,326
                          27,855      Virgin Media, Inc.                                676,041
                          13,000      Vonage Holdings Corp. (a)(f)                       13,390
                           1,500      Warwick Valley Telephone Co.                       21,000
                                                                                ---------------
                                                                                     10,969,235
-----------------------------------------------------------------------------------------------
TIRES & RUBBER
GOODS - 0.1%                 200      American Biltrite, Inc. (a)                         1,200
                           4,400      Carlisle Cos., Inc.                               213,840
                           5,800      Cooper Tire & Rubber Co.                          141,520
                           1,000      SRI/Surgical Express, Inc. (a)                      6,320
                             400      Synergetics USA, Inc. (a)                           1,544
                                                                                ---------------
                                                                                        364,424
-----------------------------------------------------------------------------------------------
TOBACCO - 0.3%             6,500      Alliance One International, Inc. (a)               42,510
                           9,200      Loews Corp. - Carolina Group                      756,516
                           2,000      M&F Worldwide Corp. (a)                           100,380
                             900      Schweitzer-Mauduit International, Inc.             20,970
                           2,645      Universal Corp.                                   129,473
                           6,597      Vector Group Ltd. (f)                             147,842
                                                                                ---------------
                                                                                      1,197,691
-----------------------------------------------------------------------------------------------
TRAVEL & RECREATION - 2.9%   100      Aldila, Inc.                                        1,653
                           4,038      All-American SportPark, Inc. (a)                      686
                           1,200      Ambassadors Group, Inc.                            45,720
                           2,000      Amerco, Inc. (a)(f)                               126,920
                             100      American Classic Voyages Co. (a)                        0
                           5,700      Ameristar Casinos, Inc.                           160,170
                           3,300      Bally Technologies, Inc. (a)                      116,919
                           6,100      Boyd Gaming Corp.                                 261,385
                           5,900      CKX, Inc. (a)                                      72,629
                           3,700      Callaway Golf Co.                                  59,237
                           3,100      Cedar Fair, LP                                     73,935
                           4,800      Choice Hotels International, Inc.                 180,816
                           3,800      Dick's Sporting Goods, Inc. (a)                   255,170
                           2,100      Dollar Thrifty Automotive Group, Inc. (a)          72,849
                           3,416      Dover Downs Gaming & Entertainment, Inc.           35,492
                           5,300      Empire Resorts, Inc. (a)(f)                        26,182
                          24,177      Expedia, Inc. (a)                                 770,763
                           1,000      Full House Resorts, Inc. (a)                        3,190
                           1,800      Great Wolf Resorts, Inc. (a)                       22,248
                           3,800      Interstate Hotels & Resorts, Inc. (a)              17,290
                          29,700      Las Vegas Sands Corp. (a)(f)                    3,962,574
                           3,700      Life Time Fitness, Inc. (a)(f)                    226,958
                           1,100      Lodgian, Inc. (a)                                  12,980

                                       60

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                          23,000      MGM Mirage (a)                             $    2,057,120
                           3,400      MTR Gaming Group, Inc. (a)                         32,402
                           1,500      Marcus Corp.                                       28,800
                             700      Marine Products Corp.                               5,936
                           1,100      Monarch Casino & Resort, Inc. (a)                  31,295
                           2,700      Multimedia Games, Inc. (a)(f)                      23,004
                           4,700      Orbitz Worldwide, Inc. (a)                         53,063
                           5,700      Orient Express Hotels Ltd. Class A                292,239
                           5,200      Pinnacle Entertainment, Inc. (a)                  141,596
                           5,550      Pool Corp. (f)                                    138,639
                           3,600      Premier Exhibitions, Inc. (a)                      54,288
                           2,300      President Casinos, Inc. (a)                           851
                           6,700      Progressive Gaming International Corp. (a)         33,500
                             300      Red Lion Hotels Corp. (a)                           3,090
                          17,500      Royal Caribbean Cruises Ltd.                      683,025
                           8,100      Scientific Games Corp. Class A (a)                304,560
                           4,243      Shuffle Master, Inc. (a)(f)                        63,433
                           6,600      Silverleaf Resorts, Inc. (a)                       34,584
                          10,600      Six Flags, Inc. (a)(f)                             36,676
                             200      Sonesta International Hotels Corp. Class A          8,532
                           2,600      Speedway Motorsports, Inc.                         96,200
                           4,500      Station Casinos, Inc.                             393,660
                             700      Town Sports International Holdings, Inc. (a)       10,647
                           1,860      TravelCenters of America LLC (a)                   60,636
                           1,100      Travelzoo, Inc. (a)                                25,245
                           2,500      Vail Resorts, Inc. (a)                            155,725
                           2,700      WMS Industries, Inc. (a)                           89,370
                                                                                ---------------
                                                                                     11,363,882
-----------------------------------------------------------------------------------------------
TRUCKING & FREIGHT - 0.8%  3,200      Arkansas Best Corp.                               104,512
                             300      BancTrust Financial Group, Inc.                     4,776
                           2,425      Celadon Group, Inc. (a)                            28,542
                           2,700      Con-way, Inc.                                     124,200
                           2,700      Covenant Transport Group Class A (a)               18,225
                          16,210      Expeditors International Washington, Inc.         766,733
                           3,500      Forward Air Corp.                                 104,230
                           1,900      Frozen Food Express Industries, Inc.               12,787
                           2,400      HUB Group, Inc. Class A (a)                        72,072
                           9,508      Heartland Express, Inc.                           135,774
                           6,800      Hythiam, Inc. (a)(f)                               50,592
                          11,900      J.B. Hunt Transport Services, Inc.                312,970
                           4,900      Knight Transportation, Inc.                        84,329
                           6,910      Laidlaw International, Inc.                       243,370
                           5,200      Landstar System, Inc.                             218,244
                           1,237      Marten Transport Ltd. (a)                          19,062
                           3,162      Old Dominion Freight Line, Inc. (a)                75,793
                             400      P.A.M. Transportation Services, Inc. (a)            7,200
                           4,400      Pacer International, Inc.                          83,820
                           1,500      Quality Distribution, Inc. (a)                     13,350
                           3,300      Sirva, Inc. (a)                                     2,277
                           1,400      TAL International Group, Inc.                      35,098
                           1,900      U.S. Xpress Enterprises, Inc. Class A (a)          37,544
                             700      USA Truck, Inc. (a)                                10,675
                           6,600      UTI Worldwide, Inc.                               151,668
                             900      Universal Truckload Services, Inc. (a)             19,764
                           1,800      Wabash National Corp.                              20,322

                                       61

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------
                          SHARES
INDUSTRY                    HELD      COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------
                           7,500      Werner Enterprises, Inc.                   $      128,625
                           5,029      YRC Worldwide, Inc. (a)                           137,392
                                                                                ---------------
                                                                                      3,023,946
-----------------------------------------------------------------------------------------------
                                      TOTAL COMMON STOCKS
                                      (COST - $289,109,139) - 97.9%                 381,227,950
-----------------------------------------------------------------------------------------------
                                      WARRANTS (I)
-----------------------------------------------------------------------------------------------
TELEPHONE - 0.0%             121      Optical Cable Corp. (expires 10/24/2007)                0
-----------------------------------------------------------------------------------------------
                                      TOTAL WARRANTS (COST  - $0) - 0.0%                      0
-----------------------------------------------------------------------------------------------
                                      RIGHTS
-----------------------------------------------------------------------------------------------
CONSTRUCTION - 0.0%        6,958      Levitt Corp. Class A (j)                               70
-----------------------------------------------------------------------------------------------
                                      TOTAL RIGHTS (COST - $0) - 0.0%                        70
-----------------------------------------------------------------------------------------------
                                      OTHER INTERESTS (D)
-----------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 0.0%    600      PetroCorp Inc. (Escrow Shares)                          0
-----------------------------------------------------------------------------------------------
                                      TOTAL OTHER INTERESTS (COST - $0) - 0.0%                0
-----------------------------------------------------------------------------------------------
            BENEFICIAL INTEREST       SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
                     $ 7,274,599      BlackRock Liquidity Series, LLC
                                      Cash Sweep Series, 5.22% (b)(e)                 7,274,599
                      34,838,518      BlackRock Liquidity Series, LLC
                                      Money Market Series, 5.26% (b)(c)(e)           34,838,518
-----------------------------------------------------------------------------------------------
                                      TOTAL SHORT-TERM SECURITIES
                                      (COST - $42,113,117) - 10.8%                   42,113,117
-----------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS
                                      (COST - $331,222,256*)  - 108.7%              423,341,137
                                      LIABILITIES IN EXCESS OF OTHER
                                      ASSETS - (8.7%)                               (33,954,546)
                                                                                ---------------
                                      NET ASSETS - 100.0%                         $ 389,386,591
                                                                                ===============


 * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                         $ 331,971,139
                                           =================
      Gross unrealized appreciation          $ 113,799,328
      Gross unrealized depreciation            (22,429,330)
                                           -----------------
      Net unrealized appreciation            $  91,369,998
                                           =================
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------------
                                            PURCHASE               SALES           REALIZED       INTEREST/DIVIDEND
      AFFILIATE                              COST                   COST             LOSS             INCOME
      --------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.            $     17,009         $      1,389     $      (424)        $   4,069
      BlackRock, Inc.                     $    230,505         $    162,480     $    (6,436)        $  19,363
      BlackRock Liquidity Series, LLC
           Cash Sweep Series                        --         $ 15,432,777 *            --         $ 898,461
      BlackRock Liquidity Series, LLC
           Money Market Series            $ 10,785,758 **                --              --         $ 288,432
      --------------------------------------------------------------------------------------------------------------

      *    Represents net sales cost.
      ** Represents net purchase cost.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of September 30, 2007.
(f)   Security, or a portion of security, is on loan.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   The rights may be exercised until October 1, 2007.

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
 * For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

 *    Financial futures contracts purchased as of September 30, 2007 were as follows:
      --------------------------------------------------------------------------
      NUMBER OF                         EXPIRATION         FACE      UNREALIZED
      CONTRACTS       ISSUE                DATE            VALUE   APPRECIATION
      --------------------------------------------------------------------------
          8     Russell 2000 Index     December 2007   $ 3,162,506     $ 90,294
         14     S&P MidCap 400 Index   December 2007   $ 6,105,479     $147,621
      --------------------------------------------------------------------------
      TOTAL UNREALIZED APPRECIATION                                   $ 237,915
                                                                      ==========

                                       63



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.